                                                                               .
                                                                               .
                                                                               .

                       NYLIAC CORPEXEC VUL ANNUAL REPORT

                               DECEMBER 31, 2005

                        TABLE OF CONTENTS--VOLUME 1 OF 3

President's Letter..........................................     3
Performance Summaries.......................................     5
NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account-I
  Statement of Assets and Liabilities.......................    16
  Statement of Operations...................................    28
  Statement of Changes in Net Assets........................    34
  Notes to Financial Statements.............................    46
  Report of Independent Registered Public Accounting Firm...    78
The Annual Report for the MainStay VP Series Fund, Inc.
  Balanced--Initial Class*
  Basic Value--Initial Class (formerly MainStay VP Dreyfus
    Large Company Value--Initial Class)
  Bond--Initial Class
  Capital Appreciation--Initial Class
  Cash Management
  Common Stock--Initial Class
  Convertible--Initial Class
  Developing Growth--Initial Class (formerly MainStay VP
    Lord Abbett Developing Growth--Initial Class)*
  Floating Rate--Initial Class
  Government--Initial Class
  High Yield Corporate Bond--Initial Class
  Income and Growth--Initial Class (formerly MainStay VP
    American Century Income & Growth--Initial Class)
  International Equity--Initial Class
  Large Cap Growth--Initial Class (formerly MainStay VP
    Growth--Initial Class)
  Mid Cap Core--Initial Class
  Mid Cap Growth--Initial Class
  Mid Cap Value--Initial Class*
  S&P 500 Index--Initial Class
  Small Cap Growth--Initial Class
  Total Return--Initial Class*
  Value--Initial Class
*The MainStay VP Balanced--Initial Class, Developing
 Growth--Initial Class and Total Return--Initial Class are
 not available under the CorpExec VUL policy.
                 TABLE OF CONTENTS--VOLUME 2 OF 3
The Annual Reports for the Portfolios listed below:
AIM V.I. Real Estate--Series I Shares
Alger American Leveraged AllCap--Class O Shares
Alger American Small Capitalization--Class O Shares
American Century(R) VP Value--Class II
Baron Capital Asset--Insurance Shares
Calvert Social Balanced Portfolio
Davis Value Portfolio
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
Dreyfus VIF Emerging Leaders--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP 2010--Initial Class
Fidelity(R) VIP 2020--Initial Class
Fidelity(R) VIP 2030--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2

                 TABLE OF CONTENTS--VOLUME 3 OF 3
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Forty--Institutional Shares (formerly
  Janus Aspen Series Capital Appreciation)
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund Mid-Cap Value Portfolio
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
Scudder VIT Small Cap Index--Class A Shares
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Absolute Return
Supplements to May 2005 Prospectuses

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2005 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of portfolio performance.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2006

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR
CORPEXEC VUL II
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Investors are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and the underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the CorpExec Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

     The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

     The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates above. CorpExec VUL III was first offered for sale 12/2001. CorpExec VUL IV was first offered for sale 9/2004. For the period from the inception date until the product introduction the performance summary assumes that the CorpExec VUL III and IV policies were available, which they were not.

 * AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

** MainStay VP S&P 500 Index(R) Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index(R) Portfolio. The MainStay VP S&P 500 Index(R) Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index(R) Portfolio. Investors cannot directly purchase an index.

 # Management Net Portfolio Expenses as determined by the fund family.

This product is not available in all states.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                     51 MADISON AVENUE, NEW YORK, NY 10010
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER NASD/SIPC

   (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL II AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

The chart below shows the Average Annual Total Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each Investment Division's assets. These returns do not reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO    YEAR
                                                              INCEPTION     TO
INVESTMENT DIVISION                                            DATE(A)     DATE    1 YEAR   3 YEARS   5 YEARS   10 YEARS
MainStay VP Basic Value--Initial Class (formerly MainStay VP
 Dreyfus Large Company Value--Initial Class)                    5/1/1998    5.05%    5.05%   14.11%     1.67%       NA
MainStay VP Bond--Initial Class                                1/23/1984    1.80%    1.80%    3.21%     5.48%     5.40%
MainStay VP Capital Appreciation--Initial Class                1/29/1993    8.01%    8.01%   12.35%    -5.65%     5.23%
MainStay VP Cash Management (Current 7-day yield as of
 December 31, 2005 is 3.87%)*                                  1/29/1993    2.58%    2.58%    1.11%     1.55%     3.20%
MainStay VP Common Stock--Initial Class                        1/23/1984    7.30%    7.30%   14.29%    -1.43%     8.65%
MainStay VP Convertible--Initial Class                         10/1/1996    6.19%    6.19%   10.99%     4.10%       NA
MainStay VP Floating Rate--Initial Class                        5/2/2005      NA       NA       NA        NA        NA
MainStay VP Government--Initial Class                          1/29/1993    2.00%    2.00%    2.15%     4.38%     5.05%
MainStay VP High Yield Corporate Bond--Initial Class            5/1/1995    2.56%    2.56%   16.10%    10.71%     8.96%
MainStay VP Income & Growth--Initial Class (formerly
 MainStay VP American Century Income & Growth--Initial
 Class)                                                         5/1/1998    4.31%    4.31%   14.50%     1.87%       NA
MainStay VP International Equity--Initial Class                 5/1/1995    7.59%    7.59%   17.67%     5.85%     6.96%
MainStay VP Large Cap Growth--Initial Class (formerly
 MainStay VP Growth--Initial Class)                             5/1/1998    3.97%    3.97%    8.88%    -5.15%       NA
MainStay VP Mid Cap Core--Initial Class                         7/2/2001   15.43%   15.43%   23.80%       NA        NA
MainStay VP Mid Cap Growth--Initial Class                       7/2/2001   16.67%   16.67%   27.15%       NA        NA
MainStay VP Mid Cap Value--Initial Class                        7/2/2001    5.31%    5.31%   16.58%       NA        NA
MainStay VP S&P 500 Index(R)--Initial Class**                  1/29/1993    4.38%    4.38%   13.64%    -0.08%     8.38%
MainStay VP Small Cap Growth--Initial Class                     7/2/2001    3.68%    3.68%   16.84%       NA        NA
MainStay VP Value--Initial Class                                5/1/1995    5.85%    5.85%   14.20%     3.22%     7.45%
A.I.M. V.I. Real Estate--Series I Series                        4/1/1998   13.81%   13.81%   28.90%    17.55%       NA
Alger American Leveraged All Cap--Class O Shares               1/25/1995   14.03%   14.03%   18.16%    -1.87%     9.72%
Alger American Small Capitalization--Class O Shares            9/21/1988   16.45%   16.45%   24.25%    -0.20%     3.13%
American Century VP Value--Class II                            8/14/2001    4.46%    4.46%   15.10%       NA        NA
Baron Capital Asset--Insurance Shares                          10/1/1998    2.98%    2.98%   18.64%     9.82%       NA
Calvert Social Balanced                                         9/2/1986    5.26%    5.26%   10.51%     1.83%     6.28%
Davis Value Portfolio                                           7/1/1999    9.04%    9.04%   16.41%     3.28%       NA
Dreyfus IP Technology Growth--Initial Shares                   8/31/1999    3.40%    3.40%   15.89%    -8.94%       NA
Dreyfus VIF Developing Leaders Portfolio--Initial Shares       8/31/1990    5.41%    5.41%   15.33%     2.95%     7.61%
Dreyfus VIF Emerging Leaders--Initial Shares                  12/15/1999    4.68%    4.68%   20.62%     8.71%       NA
------------------------------------------------------------------------------------------------------------------------

                                                                SINCE         NET
                                                              PORTFOLIO    PORTFOLIO
INVESTMENT DIVISION                                           INCEPTION   EXPENSES(#)
MainStay VP Basic Value--Initial Class (formerly MainStay VP
 Dreyfus Large Company Value--Initial Class)                     3.04%         0.96%
MainStay VP Bond--Initial Class                                  8.11%         0.54%
MainStay VP Capital Appreciation--Initial Class                  7.60%         0.65%
MainStay VP Cash Management (Current 7-day yield as of
 December 31, 2005 is 3.87%)*                                    3.30%         0.55%
MainStay VP Common Stock--Initial Class                         10.31%         0.53%
MainStay VP Convertible--Initial Class                           7.97%         0.66%
MainStay VP Floating Rate--Initial Class                         1.76%         0.79%
MainStay VP Government--Initial Class                            5.34%         0.59%
MainStay VP High Yield Corporate Bond--Initial Class             9.31%         0.59%
MainStay VP Income & Growth--Initial Class (formerly
 MainStay VP American Century Income & Growth--Initial
 Class)                                                          2.95%         0.90%
MainStay VP International Equity--Initial Class                  7.15%         0.99%
MainStay VP Large Cap Growth--Initial Class (formerly
 MainStay VP Growth--Initial Class)                              3.83%         0.85%
MainStay VP Mid Cap Core--Initial Class                         10.16%         0.98%
MainStay VP Mid Cap Growth--Initial Class                        6.65%         0.88%
MainStay VP Mid Cap Value--Initial Class                         6.57%         0.89%
MainStay VP S&P 500 Index(R)--Initial Class**                    9.70%         0.39%
MainStay VP Small Cap Growth--Initial Class                      2.44%         0.95%
MainStay VP Value--Initial Class                                 8.49%         0.65%
A.I.M. V.I. Real Estate--Series I Series                        12.03%         1.27%
Alger American Leveraged All Cap--Class O Shares                14.50%         0.97%
Alger American Small Capitalization--Class O Shares             10.75%         0.97%
American Century VP Value--Class II                              7.43%         1.08%
Baron Capital Asset--Insurance Shares                           15.13%         1.36%
Calvert Social Balanced                                          8.72%         0.91%
Davis Value Portfolio                                            4.25%         0.81%
Dreyfus IP Technology Growth--Initial Shares                    -5.31%         0.85%
Dreyfus VIF Developing Leaders Portfolio--Initial Shares        22.25%         0.79%
Dreyfus VIF Emerging Leaders--Initial Shares                    13.44%         1.13%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

--------------------------------------------------------------------------------

                                                              PORTFOLIO    YEAR
                                                              INCEPTION     TO
INVESTMENT DIVISION                                            DATE(A)     DATE    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Fidelity(R) VIP 2010--Initial Class                            4/26/2005      NA       NA       NA        NA         NA
Fidelity(R) VIP 2020--Initial Class                            4/26/2005      NA       NA       NA        NA         NA
Fidelity(R) VIP 2030--Initial Class                            4/26/2005      NA       NA       NA        NA         NA
Fidelity(R) VIP Contrafund(R)--Initial Class                    1/3/1995   16.51%   16.51%   19.71%     6.25%     11.68%
Fidelity(R) VIP Equity Income--Initial Class                   10/9/1986    5.48%    5.48%   15.02%     3.59%      8.23%
Fidelity(R) VIP Growth--Initial Class                          10/9/1986    5.41%    5.41%   12.84%    -3.88%      6.89%
Fidelity(R) VIP Index 500--Initial Class                       8/27/1992    4.43%    4.43%   13.77%    -0.02%      8.41%
Fidelity(R) VIP Investment Grade Bond--Initial Class           12/6/1988    1.81%    1.81%    3.56%     5.70%      5.73%
Fidelity(R) VIP Mid-Cap--Initial Class                        12/28/1998   17.86%   17.86%   26.54%    11.91%        NA
Fidelity(R) VIP Overseas--Initial Class                        1/28/1987   18.67%   18.67%   24.25%     3.65%      6.78%
Fidelity(R) VIP Value Strategies--Initial Class                2/20/2002    2.05%    2.05%   21.97%       NA         NA
Janus Aspen Series Balanced--Institutional Shares              9/13/1993    7.55%    7.55%    9.73%     3.19%     10.48%
Janus Aspen Series Forty--Institutional Shares                  7/1/1995   12.43%   12.43%   16.73%     0.84%        NA
Janus Aspen Series Mid Cap Growth--Institutional Shares        9/13/1993   11.90%   11.90%   21.91%    -4.73%      6.81%
Janus Aspen Series Worldwide Growth--Institutional Shares      9/13/1993    5.48%    5.48%   10.80%    -4.84%      8.00%
Lazard Retirement International Equity                          9/1/1998   10.24%   10.24%   17.37%     1.71%        NA
Lord Abbett Mid-Cap Value Portfolio                            9/15/1999    7.82%    7.82%   18.31%     9.89%        NA
MFS(R) Investors Trust Series--Initial Class                   10/9/1995    6.91%    6.91%   13.02%    -0.99%      7.00%
MFS(R) New Discovery Series--Initial Class                      5/1/1998    4.86%    4.86%   14.03%    -0.91%        NA
MFS(R) Utilities Series--Initial Class                          1/3/1995   16.41%   16.41%   26.92%     3.51%     11.65%
Morgan Stanley UIF Emerging Markets Debt--Class 1              6/16/1997   11.84%   11.84%   16.03%    13.27%        NA
Morgan Stanley UIF Emerging Markets Equity--Class 1            10/1/1996   33.36%   33.36%   34.61%    15.58%        NA
Morgan Stanley UIF U.S. Real Estate--Class I                    3/3/1997   16.62%   16.62%   29.49%    18.62%        NA
PIMCO Low Duration--Administrative Class Shares                2/16/1999    0.64%    0.64%    1.35%     3.56%        NA
PIMCO Real Return--Administrative Class Shares                 9/30/1999    1.71%    1.71%    6.18%     8.94%        NA
PIMCO Total Return--Administrative Class Shares               12/31/1997    2.07%    2.07%    3.74%     5.55%        NA
Royce Micro-Cap Portfolio                                     12/27/1996   11.20%   11.20%   23.29%    16.03%        NA
Royce Small-Cap Portfolio                                     12/27/1996    8.16%    8.16%   23.70%    14.40%        NA
Scudder VIT Small Cap Index Fund--Class A Shares               8/22/1997    3.87%    3.87%   21.14%     7.42%        NA
T. Rowe Price Blue Chip Growth Portfolio                      12/29/2000    5.55%    5.55%   13.60%    -0.93%        NA
T. Rowe Price Equity Income Portfolio                          3/31/1994    3.54%    3.54%   14.02%     5.34%      9.63%
T. Rowe Price Equity Index 500 Portfolio                      12/29/2000    4.44%    4.44%   13.64%    -0.05%        NA
T. Rowe Price International Stock Portfolio                    3/31/1994   15.60%   15.60%   19.45%     1.46%      4.70%
T. Rowe Price Limited-Term Bond Portfolio                      5/13/1994    1.36%    1.36%    1.98%     3.79%      4.41%
T. Rowe Price New America Growth Portfolio                     3/31/1994    4.08%    4.08%   15.67%    -0.59%      5.17%
T. Rowe Price Personal Strategy Balanced Portfolio            12/30/1994    6.04%    6.04%   14.01%     5.76%      8.63%
Van Eck Worldwide Absolute Return Fund--Initial Class           5/1/2003   -0.17%   -0.17%      NA        NA         NA
------------------------------------------------------------------------------------------------------------------------

                                                                SINCE         NET
                                                              PORTFOLIO    PORTFOLIO
INVESTMENT DIVISION                                           INCEPTION   EXPENSES(#)
Fidelity(R) VIP 2010--Initial Class                              7.96%         0.00%(b)
Fidelity(R) VIP 2020--Initial Class                             10.96%         0.00%(b)
Fidelity(R) VIP 2030--Initial Class                             12.96%         0.00%(b)
Fidelity(R) VIP Contrafund(R)--Initial Class                    13.94%         0.66%
Fidelity(R) VIP Equity Income--Initial Class                    10.45%         0.57%
Fidelity(R) VIP Growth--Initial Class                           10.43%         0.65%
Fidelity(R) VIP Index 500--Initial Class                        10.02%         0.10%
Fidelity(R) VIP Investment Grade Bond--Initial Class             6.87%         0.56%
Fidelity(R) VIP Mid-Cap--Initial Class                          19.95%         0.68%
Fidelity(R) VIP Overseas--Initial Class                          6.84%         0.87%
Fidelity(R) VIP Value Strategies--Initial Class                  9.86%         0.97%
Janus Aspen Series Balanced--Institutional Shares               11.04%         0.56%
Janus Aspen Series Forty--Institutional Shares                  12.68%         0.66%
Janus Aspen Series Mid Cap Growth--Institutional Shares         10.35%         0.65%
Janus Aspen Series Worldwide Growth--Institutional Shares       10.18%         0.63%
Lazard Retirement International Equity                           3.96%         1.25%
Lord Abbett Mid-Cap Value Portfolio                             14.91%         1.17%
MFS(R) Investors Trust Series--Initial Class                     7.50%         0.85%
MFS(R) New Discovery Series--Initial Class                       6.69%         1.00%
MFS(R) Utilities Series--Initial Class                          13.49%         0.88%
Morgan Stanley UIF Emerging Markets Debt--Class 1                7.90%         1.10%
Morgan Stanley UIF Emerging Markets Equity--Class 1              6.56%         1.65%
Morgan Stanley UIF U.S. Real Estate--Class I                    13.68%         1.02%
PIMCO Low Duration--Administrative Class Shares                  3.92%         0.65%
PIMCO Real Return--Administrative Class Shares                   9.27%         0.65%
PIMCO Total Return--Administrative Class Shares                  5.55%         0.65%
Royce Micro-Cap Portfolio                                       16.56%         1.34%
Royce Small-Cap Portfolio                                       15.23%         1.14%
Scudder VIT Small Cap Index Fund--Class A Shares                 6.39%         0.45%
T. Rowe Price Blue Chip Growth Portfolio                        -0.93%         0.85%
T. Rowe Price Equity Income Portfolio                           11.51%         0.85%
T. Rowe Price Equity Index 500 Portfolio                        -0.05%         0.40%
T. Rowe Price International Stock Portfolio                      5.03%         1.05%
T. Rowe Price Limited-Term Bond Portfolio                        4.80%         0.70%
T. Rowe Price New America Growth Portfolio                       8.15%         0.85%
T. Rowe Price Personal Strategy Balanced Portfolio              10.27%         0.90%
Van Eck Worldwide Absolute Return Fund--Initial Class           -0.33%         2.50%
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL II AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                      SINCE
                                                              INCEPTION    TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Basic Value--Initial Class (formerly MainStay VP
 Dreyfus Large Company Value--Initial Class)                    5/1/1998   5.44%   5.44%  14.53%   2.05%     NA      3.42%
MainStay VP Bond--Initial Class                                1/23/1984   2.18%   2.18%   3.59%   5.87%   5.79%     8.51%
MainStay VP Capital Appreciation--Initial Class                1/29/1993   8.41%   8.41%  12.77%  -5.30%   5.62%     7.99%
MainStay VP Cash Management (Current 7-day yield as of
 December 31, 2005 is 3.87%)*                                  1/29/1993   2.96%   2.96%   1.49%   1.93%   3.58%     3.68%
MainStay VP Common Stock--Initial Class                        1/23/1984   7.70%   7.70%  14.71%  -1.06%   9.05%    10.72%
MainStay VP Convertible--Initial Class                         10/1/1996   6.59%   6.59%  11.40%   4.49%     NA      8.37%
MainStay VP Floating Rate--Initial Class                        5/2/2005     NA      NA      NA      NA      NA      2.10%
MainStay VP Government--Initial Class                          1/29/1993   2.38%   2.38%   2.53%   4.77%   5.44%     5.73%
MainStay VP High Yield Corporate Bond--Initial Class            5/1/1995   2.94%   2.94%  16.53%  11.12%   9.36%     9.72%
MainStay VP Income & Growth--Initial Class (formerly
 MainStay VP American Century Income & Growth--Initial
 Class)                                                         5/1/1998   4.69%   4.69%  14.92%   2.25%     NA      3.33%
MainStay VP International Equity--Initial Class                 5/1/1995   7.99%   7.99%  18.10%   6.25%   7.35%     7.55%
MainStay VP Large Cap Growth--Initial Class (formerly
 MainStay VP Growth--Initial Class)                             5/1/1998   4.35%   4.35%   9.28%  -4.80%     NA      4.22%
MainStay VP Mid Cap Core--Initial Class                         7/2/2001  15.86%  15.86%  24.26%     NA      NA     10.57%
MainStay VP Mid Cap Growth--Initial Class                       7/2/2001  17.10%  17.10%  27.62%     NA      NA      7.05%
MainStay VP Mid Cap Value--Initial Class                        7/2/2001   5.70%   5.70%  17.02%     NA      NA      6.97%
MainStay VP S&P 500 Index(R)--Initial Class**                  1/29/1993   4.77%   4.77%  14.06%   0.29%   8.78%    10.11%
MainStay VP Small Cap Growth--Initial Class                     7/2/2001   4.06%   4.06%  17.28%     NA      NA      2.82%
MainStay VP Value--Initial Class                                5/1/1995   6.24%   6.24%  14.62%   3.60%   7.85%     8.90%
A.I.M. V.I. Real Estate--Series I Series                        4/1/1998  14.23%  14.23%  29.38%  17.99%     NA     12.45%
Alger American Leveraged All Cap--Class O Shares               1/25/1995  14.45%  14.45%  18.60%  -1.51%  10.13%    14.92%
Alger American Small Capitalization--Class O Shares            9/21/1988  16.88%  16.88%  24.71%   0.17%   3.51%    11.16%
American Century VP Value--Class II                            8/14/2001   4.85%   4.85%  15.53%     NA      NA      7.83%
Baron Capital Asset--Insurance Shares                          10/1/1998   3.36%   3.36%  19.08%  10.23%     NA     15.56%
Calvert Social Balanced                                         9/2/1986   5.65%   5.65%  10.92%   2.21%   6.67%     9.12%
Davis Value Portfolio                                           7/1/1999   9.44%   9.44%  16.84%   3.66%     NA      4.64%
Dreyfus IP Technology Growth--Initial Shares                   8/31/1999   3.78%   3.78%  16.32%  -8.60%     NA     -4.96%
Dreyfus VIF Developing Leaders Portfolio--Initial Shares       8/31/1990   5.80%   5.80%  15.76%   3.33%   8.01%    22.70%
Dreyfus VIF Emerging Leaders--Initial Shares                  12/15/1999   5.07%   5.07%  21.07%   9.11%     NA     13.86%
---------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Basic Value--Initial Class (formerly MainStay VP
 Dreyfus Large Company Value--Initial Class)                      0.96%
MainStay VP Bond--Initial Class                                   0.54%
MainStay VP Capital Appreciation--Initial Class                   0.65%
MainStay VP Cash Management (Current 7-day yield as of
 December 31, 2005 is 3.87%)*                                     0.55%
MainStay VP Common Stock--Initial Class                           0.53%
MainStay VP Convertible--Initial Class                            0.66%
MainStay VP Floating Rate--Initial Class                          0.79%
MainStay VP Government--Initial Class                             0.59%
MainStay VP High Yield Corporate Bond--Initial Class              0.59%
MainStay VP Income & Growth--Initial Class (formerly
 MainStay VP American Century Income & Growth--Initial
 Class)                                                           0.90%
MainStay VP International Equity--Initial Class                   0.99%
MainStay VP Large Cap Growth--Initial Class (formerly
 MainStay VP Growth--Initial Class)                               0.85%
MainStay VP Mid Cap Core--Initial Class                           0.98%
MainStay VP Mid Cap Growth--Initial Class                         0.88%
MainStay VP Mid Cap Value--Initial Class                          0.89%
MainStay VP S&P 500 Index(R)--Initial Class**                     0.39%
MainStay VP Small Cap Growth--Initial Class                       0.95%
MainStay VP Value--Initial Class                                  0.65%
A.I.M. V.I. Real Estate--Series I Series                          1.27%
Alger American Leveraged All Cap--Class O Shares                  0.97%
Alger American Small Capitalization--Class O Shares               0.97%
American Century VP Value--Class II                               1.08%
Baron Capital Asset--Insurance Shares                             1.36%
Calvert Social Balanced                                           0.91%
Davis Value Portfolio                                             0.81%
Dreyfus IP Technology Growth--Initial Shares                      0.85%
Dreyfus VIF Developing Leaders Portfolio--Initial Shares          0.79%
Dreyfus VIF Emerging Leaders--Initial Shares                      1.13%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                      SINCE
                                                              INCEPTION    TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
Fidelity(R) VIP 2010--Initial Class                            4/26/2005     NA      NA      NA      NA      NA      8.33%
Fidelity(R) VIP 2020--Initial Class                            4/26/2005     NA      NA      NA      NA      NA     11.34%
Fidelity(R) VIP 2030--Initial Class                            4/26/2005     NA      NA      NA      NA      NA     13.35%
Fidelity(R) VIP Contrafund(R)--Initial Class                    1/3/1995  16.94%  16.94%  20.15%   6.64%  12.09%    14.36%
Fidelity(R) VIP Equity Income--Initial Class                   10/9/1986   5.87%   5.87%  15.45%   3.97%   8.63%    10.86%
Fidelity(R) VIP Growth--Initial Class                          10/9/1986   5.80%   5.80%  13.26%  -3.52%   7.29%    10.84%
Fidelity(R) VIP Index 500--Initial Class                       8/27/1992   4.82%   4.82%  14.19%   0.35%   8.81%    10.43%
Fidelity(R) VIP Investment Grade Bond--Initial Class           12/6/1988   2.19%   2.19%   3.94%   6.09%   6.12%     7.27%
Fidelity(R) VIP Mid-Cap--Initial Class                        12/28/1998  18.30%  18.30%  27.01%  12.32%     NA     20.39%
Fidelity(R) VIP Overseas--Initial Class                        1/28/1987  19.11%  19.11%  24.71%   4.03%   7.18%     7.24%
Fidelity(R) VIP Value Strategies--Initial Class                2/20/2002   2.43%   2.43%  22.42%     NA      NA     10.27%
Janus Aspen Series Balanced--Institutional Shares              9/13/1993   7.95%   7.95%  10.14%   3.57%  10.89%    11.45%
Janus Aspen Series Forty--Institutional Shares                  7/1/1995  12.85%  12.85%  17.16%   1.21%     NA     13.10%
Janus Aspen Series Mid Cap Growth--Institutional Shares        9/13/1993  12.31%  12.31%  22.36%  -4.38%   7.21%    10.76%
Janus Aspen Series Worldwide Growth--Institutional Shares      9/13/1993   5.87%   5.87%  11.21%  -4.49%   8.40%    10.59%
Lazard Retirement International Equity                          9/1/1998  10.65%  10.65%  17.81%   2.09%     NA      4.35%
Lord Abbett Mid-Cap Value Portfolio                            9/15/1999   8.22%   8.22%  18.75%  10.30%     NA     15.34%
MFS(R) Investors Trust Series--Initial Class                   10/9/1995   7.31%   7.31%  13.44%  -0.62%   7.40%     7.90%
MFS(R) New Discovery Series--Initial Class                      5/1/1998   5.25%   5.25%  14.45%  -0.54%     NA      7.09%
MFS(R) Utilities Series--Initial Class                          1/3/1995  16.84%  16.84%  27.39%   3.89%  12.06%    13.91%
Morgan Stanley UIF Emerging Markets Debt--Class 1              6/16/1997  12.25%  12.25%  16.46%  13.69%     NA      8.30%
Morgan Stanley UIF Emerging Markets Equity--Class 1            10/1/1996  33.85%  33.85%  35.11%  16.01%     NA      6.95%
Morgan Stanley UIF U.S. Real Estate--Class I                    3/3/1997  17.05%  17.05%  29.97%  19.06%     NA     14.10%
PIMCO Low Duration--Administrative Class Shares                2/16/1999   1.01%   1.01%   1.73%   3.94%     NA      4.31%
PIMCO Real Return--Administrative Class Shares                 9/30/1999   2.09%   2.09%   6.57%   9.34%     NA      9.68%
PIMCO Total Return--Administrative Class Shares               12/31/1997   2.45%   2.45%   4.12%   5.94%     NA      5.94%
Royce Micro-Cap Portfolio                                     12/27/1996  11.61%  11.61%  23.75%  16.46%     NA     16.99%
Royce Small-Cap Portfolio                                     12/27/1996   8.56%   8.56%  24.16%  14.82%     NA     15.66%
Scudder VIT Small Cap Index Fund--Class A Shares               8/22/1997   4.26%   4.26%  21.59%   7.82%     NA      6.78%
T. Rowe Price Blue Chip Growth Portfolio                      12/29/2000   5.94%   5.94%  14.02%  -0.56%     NA     -0.56%
T. Rowe Price Equity Income Portfolio                          3/31/1994   3.92%   3.92%  14.44%   5.73%  10.04%    11.92%
T. Rowe Price Equity Index 500 Portfolio                      12/29/2000   4.83%   4.83%  14.06%   0.32%     NA      0.32%
T. Rowe Price International Stock Portfolio                    3/31/1994  16.03%  16.03%  19.89%   1.84%   5.09%     5.42%
T. Rowe Price Limited-Term Bond Portfolio                      5/13/1994   1.74%   1.74%   2.36%   4.17%   4.80%     5.19%
T. Rowe Price New America Growth Portfolio                     3/31/1994   4.47%   4.47%  16.10%  -0.22%   5.56%     8.55%
T. Rowe Price Personal Strategy Balanced Portfolio            12/30/1994   6.43%   6.43%  14.43%   6.15%   9.03%    10.68%
Van Eck Worldwide Absolute Return Fund--Initial Class           5/1/2003   0.20%   0.20%     NA      NA      NA      0.04%
---------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
Fidelity(R) VIP 2010--Initial Class                               0.00%(b)
Fidelity(R) VIP 2020--Initial Class                               0.00%(b)
Fidelity(R) VIP 2030--Initial Class                               0.00%(b)
Fidelity(R) VIP Contrafund(R)--Initial Class                      0.66%
Fidelity(R) VIP Equity Income--Initial Class                      0.57%
Fidelity(R) VIP Growth--Initial Class                             0.65%
Fidelity(R) VIP Index 500--Initial Class                          0.10%
Fidelity(R) VIP Investment Grade Bond--Initial Class              0.56%
Fidelity(R) VIP Mid-Cap--Initial Class                            0.68%
Fidelity(R) VIP Overseas--Initial Class                           0.87%
Fidelity(R) VIP Value Strategies--Initial Class                   0.97%
Janus Aspen Series Balanced--Institutional Shares                 0.56%
Janus Aspen Series Forty--Institutional Shares                    0.66%
Janus Aspen Series Mid Cap Growth--Institutional Shares           0.65%
Janus Aspen Series Worldwide Growth--Institutional Shares         0.63%
Lazard Retirement International Equity                            1.25%
Lord Abbett Mid-Cap Value Portfolio                               1.17%
MFS(R) Investors Trust Series--Initial Class                      0.85%
MFS(R) New Discovery Series--Initial Class                        1.00%
MFS(R) Utilities Series--Initial Class                            0.88%
Morgan Stanley UIF Emerging Markets Debt--Class 1                 1.10%
Morgan Stanley UIF Emerging Markets Equity--Class 1               1.65%
Morgan Stanley UIF U.S. Real Estate--Class I                      1.02%
PIMCO Low Duration--Administrative Class Shares                   0.65%
PIMCO Real Return--Administrative Class Shares                    0.65%
PIMCO Total Return--Administrative Class Shares                   0.65%
Royce Micro-Cap Portfolio                                         1.34%
Royce Small-Cap Portfolio                                         1.14%
Scudder VIT Small Cap Index Fund--Class A Shares                  0.45%
T. Rowe Price Blue Chip Growth Portfolio                          0.85%
T. Rowe Price Equity Income Portfolio                             0.85%
T. Rowe Price Equity Index 500 Portfolio                          0.40%
T. Rowe Price International Stock Portfolio                       1.05%
T. Rowe Price Limited-Term Bond Portfolio                         0.70%
T. Rowe Price New America Growth Portfolio                        0.85%
T. Rowe Price Personal Strategy Balanced Portfolio                0.90%
Van Eck Worldwide Absolute Return Fund--Initial Class             2.50%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR
CORPEXEC VUL III & IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Investors are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the CorpExec Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

     The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

     The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates above. CorpExec VUL III was first offered for sale 12/2001. CorpExec VUL IV was first offered for sale 9/2004. For the period from the inception date until the product introduction the performance summary assumes that the CorpExec VUL III and IV policies were available, which they were not.

 * AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

** MainStay VP S&P 500 Index(R) Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index(R) Portfolio. The MainStay VP S&P 500 Index(R) Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index(R) Portfolio. Investors cannot directly purchase an index.

 # Management Net Portfolio Expenses as determined by the fund family.

This product is not available in all states.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                     51 MADISON AVENUE, NEW YORK, NY 10010
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER NASD/SIPC

   (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL III & IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

The chart below shows the Average Annual Total Returns of each INVESTMENT DIVISION OF THE SEPARATE ACCOUNT based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each Investment Division's assets for year 1, 0.45% years 2 through 25, and 0.25% years 26 and beyond. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is not guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                              SINCE
                                                              INCEPTION    TO                                             PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
MainStay VP Basic Value--Initial Class (formerly MainStay VP
 Dreyfus Large Company Value)                                   5/1/1998   5.18%   5.18%    13.88%     1.47%       NA        2.83%
MainStay VP Bond--Initial Class                                1/23/1984   1.93%   1.93%     3.00%     5.27%     5.19%       7.89%
MainStay VP Capital Appreciation--Initial Class                1/29/1993   8.14%   8.14%    12.13%    -5.84%     5.02%       7.38%
MainStay VP Cash Management (Current 7-day yield
 as of December 31, 2005 is 3.87%)*                            1/29/1993   2.71%   2.71%     0.91%     1.35%     2.99%       3.09%
MainStay VP Common Stock--Initial Class                        1/23/1984   7.43%   7.43%    14.06%    -1.63%     8.43%      10.09%
MainStay VP Convertible--Initial Class                         10/1/1996   6.32%   6.32%    10.77%     3.89%       NA        7.75%
MainStay VP Floating Rate--Initial Class                        5/2/2005     NA      NA        NA        NA        NA        1.93%
MainStay VP Government--Initial Class                          1/29/1993   2.12%   2.12%     1.94%     4.18%     4.84%       5.13%
MainStay VP High Yield Corporate Bond--Initial Class            5/1/1995   2.69%   2.69%    15.87%    10.49%     8.74%       9.10%
MainStay VP Income & Growth--Initial Class (formerly
 MainStay VP American Century Income & Growth)                  5/1/1998   4.43%   4.43%    14.27%     1.67%       NA        2.74%
MainStay VP International Equity--Initial Class                 5/1/1995   7.72%   7.72%    17.43%     5.64%     6.74%       6.93%
MainStay VP Large Cap Growth--Initial Class (formerly
 MainStay VP Growth--Initial Class)                             5/1/1998   4.09%   4.09%     8.66%    -5.34%       NA        3.62%
MainStay VP Mid Cap Core--Initial Class                         7/2/2001  15.57%  15.57%    23.55%       NA        NA        9.94%
MainStay VP Mid Cap Growth--Initial Class                       7/2/2001  16.81%  16.81%    26.90%       NA        NA        6.44%
MainStay VP Mid Cap Value--Initial Class                        7/2/2001   5.44%   5.44%    16.35%       NA        NA        6.36%
MainStay VP S&P 500 Index(R)--Initial Class**                  1/29/1993   4.51%   4.51%    13.41%    -0.28%     8.16%       9.48%
MainStay VP Small Cap Growth--Initial Class                     7/2/2001   3.80%   3.80%    16.61%       NA        NA        2.23%
MainStay VP Value--Initial Class                                5/1/1995   5.98%   5.98%    13.97%     3.01%     7.23%       8.28%
A.I.M. V.I. Real Estate--Series I Series                        4/1/1998  13.94%  13.94%    28.64%    17.32%       NA       11.81%
Alger American Leveraged All Cap--Class O Shares               1/25/1995  14.16%  14.16%    17.93%    -2.07%     9.50%      14.27%
Alger American Small Capitalization--Class O Shares            9/21/1988  16.59%  16.59%    24.00%    -0.40%     2.92%      10.53%
American Century VP Value--Class II                            8/14/2001   4.59%   4.59%    14.87%       NA        NA        7.22%
Baron Capital Asset--Insurance Shares                          10/1/1998   3.10%   3.10%    18.40%     9.60%       NA       14.90%
Calvert Social Balanced                                         9/2/1986   5.39%   5.39%    10.29%     1.63%     6.06%       8.50%
Davis Value Portfolio                                           7/1/1999   9.17%   9.17%    16.18%     3.07%       NA        4.05%
Dreyfus IP Technology Growth--Initial Shares                   8/31/1999   3.52%   3.52%    15.66%    -9.12%       NA       -5.50%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Basic Value--Initial Class (formerly MainStay VP
 Dreyfus Large Company Value)                                    0.96%
MainStay VP Bond--Initial Class                                  0.54%
MainStay VP Capital Appreciation--Initial Class                  0.65%
MainStay VP Cash Management (Current 7-day yield
 as of December 31, 2005 is 3.87%)*                              0.55%
MainStay VP Common Stock--Initial Class                          0.53%
MainStay VP Convertible--Initial Class                           0.66%
MainStay VP Floating Rate--Initial Class                         0.79%
MainStay VP Government--Initial Class                            0.59%
MainStay VP High Yield Corporate Bond--Initial Class             0.59%
MainStay VP Income & Growth--Initial Class (formerly
 MainStay VP American Century Income & Growth)                   0.90%
MainStay VP International Equity--Initial Class                  0.99%
MainStay VP Large Cap Growth--Initial Class (formerly
 MainStay VP Growth--Initial Class)                              0.85%
MainStay VP Mid Cap Core--Initial Class                          0.98%
MainStay VP Mid Cap Growth--Initial Class                        0.88%
MainStay VP Mid Cap Value--Initial Class                         0.89%
MainStay VP S&P 500 Index(R)--Initial Class**                    0.39%
MainStay VP Small Cap Growth--Initial Class                      0.95%
MainStay VP Value--Initial Class                                 0.65%
A.I.M. V.I. Real Estate--Series I Series                         1.27%
Alger American Leveraged All Cap--Class O Shares                 0.97%
Alger American Small Capitalization--Class O Shares              0.97%
American Century VP Value--Class II                              1.08%
Baron Capital Asset--Insurance Shares                            1.36%
Calvert Social Balanced                                          0.91%
Davis Value Portfolio                                            0.81%
Dreyfus IP Technology Growth--Initial Shares                     0.85%
-----------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Division was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                              SINCE
                                                              INCEPTION    TO                                             PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Dreyfus VIF Developing Leaders Portfolio--Initial Shares       8/31/1990   5.54%   5.54%    15.10%     2.74%     7.40%      22.00%
Dreyfus VIF Emerging Leaders--Initial Shares                  12/15/1999   4.81%   4.81%    20.38%     8.49%       NA       13.21%
Fidelity(R) VIP 2010--Initial Class                            4/26/2005     NA      NA        NA        NA        NA        8.15%
Fidelity(R) VIP 2020--Initial Class                            4/26/2005     NA      NA        NA        NA        NA       11.15%
Fidelity(R) VIP 2030--Initial Class                            4/26/2005     NA      NA        NA        NA        NA       13.16%
Fidelity(R) VIP Contrafund(R)--Initial Class                    1/3/1995  16.65%  16.65%    19.47%     6.03%    11.45%      13.71%
Fidelity(R) VIP Equity Income--Initial Class                   10/9/1986   5.61%   5.61%    14.79%     3.38%     8.01%      10.23%
Fidelity(R) VIP Growth--Initial Class                          10/9/1986   5.54%   5.54%    12.62%    -4.07%     6.68%      10.21%
Fidelity(R) VIP Index 500--Initial Class                       8/27/1992   4.56%   4.56%    13.54%    -0.22%     8.19%       9.80%
Fidelity(R) VIP Investment Grade Bond--Initial Class           12/6/1988   1.93%   1.93%     3.35%     5.49%     5.52%       6.66%
Fidelity(R) VIP Mid-Cap--Initial Class                        12/28/1998  18.00%  18.00%    26.29%    11.68%       NA       19.71%
Fidelity(R) VIP Overseas--Initial Class                        1/28/1987  18.81%  18.81%    24.00%     3.44%     6.57%       6.63%
Fidelity(R) VIP Value Strategies--Initial Class                2/20/2002   2.17%   2.17%    21.72%       NA        NA        9.64%
Janus Aspen Series Balanced--Institutional Shares              9/13/1993   7.68%   7.68%     9.51%     2.98%    10.26%      10.82%
Janus Aspen Series Forty--Institutional Shares                  7/1/1995  12.57%  12.57%    16.49%     0.63%       NA       12.46%
Janus Aspen Series Mid Cap Growth--Institutional Shares        9/13/1993  12.03%  12.03%    21.66%    -4.92%     6.60%      10.13%
Janus Aspen Series Worldwide Growth--Institutional Shares      9/13/1993   5.61%   5.61%    10.58%    -5.03%     7.78%       9.96%
Lazard Retirement International Equity                          9/1/1998  10.37%  10.37%    17.14%     1.51%       NA        3.76%
Lord Abbett Mid-Cap Value Portfolio                            9/15/1999   7.95%   7.95%    18.08%     9.67%       NA       14.68%
MFS(R) Investors Trust Series--Initial Class                   10/9/1995   7.04%   7.04%    12.80%    -1.18%     6.79%       7.29%
MFS(R) New Discovery Series--Initial Class                      5/1/1998   4.99%   4.99%    13.80%    -1.11%       NA        6.48%
MFS(R) Utilities Series--Initial Class                          1/3/1995  16.55%  16.55%    26.67%     3.30%    11.42%      13.26%
Morgan Stanley UIF Emerging Markets Debt--Class 1              6/16/1997  11.97%  11.97%    15.80%    13.04%       NA        7.68%
Morgan Stanley UIF Emerging Markets Equity--Class 1            10/1/1996  33.52%  33.52%    34.34%    15.35%       NA        6.34%
Morgan Stanley UIF U.S. Real Estate--Class I                    3/3/1997  16.76%  16.76%    29.23%    18.38%       NA       13.45%
PIMCO Low Duration--Administrative Class Shares                2/16/1999   0.76%   0.76%     1.15%     3.35%       NA        3.72%
PIMCO Real Return--Administrative Class Shares                 9/30/1999   1.84%   1.84%     5.96%     8.72%       NA        9.06%
PIMCO Total Return--Administrative Class Shares               12/31/1997   2.19%   2.19%     3.53%     5.34%       NA        5.34%
Royce Micro-Cap Portfolio                                     12/27/1996  11.33%  11.33%    23.05%    15.80%       NA       16.33%
Royce Small-Cap Portfolio                                     12/27/1996   8.29%   8.29%    23.45%    14.17%       NA       15.00%
Scudder VIT Small Cap Index Fund--Class A Shares               8/22/1997   4.00%   4.00%    20.90%     7.21%       NA        6.17%
T. Rowe Price Blue Chip Growth Portfolio                      12/29/2000   5.68%   5.68%    13.37%    -1.13%       NA       -1.13%
T. Rowe Price Equity Income Portfolio                          3/31/1994   3.66%   3.66%    13.79%     5.13%     9.41%      11.28%
T. Rowe Price Equity Index 500 Portfolio                      12/29/2000   4.57%   4.57%    13.41%    -0.25%       NA       -0.25%
T. Rowe Price International Stock Portfolio                    3/31/1994  15.74%  15.74%    19.21%     1.26%     4.49%       4.82%
T. Rowe Price Limited-Term Bond Portfolio                      5/13/1994   1.49%   1.49%     1.78%     3.58%     4.20%       4.59%
T. Rowe Price New America Growth Portfolio                     3/31/1994   4.21%   4.21%    15.44%    -0.79%     4.96%       7.93%
T. Rowe Price Personal Strategy Balanced Portfolio            12/30/1994   6.16%   6.16%    13.78%     5.55%     8.41%      10.05%
Van Eck Worldwide Absolute Return Fund--Initial Class           5/1/2003  -0.05%  -0.05%       NA        NA        NA       -0.53%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
Dreyfus VIF Developing Leaders Portfolio--Initial Shares         0.79%
Dreyfus VIF Emerging Leaders--Initial Shares                     1.13%
Fidelity(R) VIP 2010--Initial Class                              0.00%(b)
Fidelity(R) VIP 2020--Initial Class                              0.00%(b)
Fidelity(R) VIP 2030--Initial Class                              0.00%(b)
Fidelity(R) VIP Contrafund(R)--Initial Class                     0.66%
Fidelity(R) VIP Equity Income--Initial Class                     0.57%
Fidelity(R) VIP Growth--Initial Class                            0.65%
Fidelity(R) VIP Index 500--Initial Class                         0.10%
Fidelity(R) VIP Investment Grade Bond--Initial Class             0.56%
Fidelity(R) VIP Mid-Cap--Initial Class                           0.68%
Fidelity(R) VIP Overseas--Initial Class                          0.87%
Fidelity(R) VIP Value Strategies--Initial Class                  0.97%
Janus Aspen Series Balanced--Institutional Shares                0.56%
Janus Aspen Series Forty--Institutional Shares                   0.66%
Janus Aspen Series Mid Cap Growth--Institutional Shares          0.65%
Janus Aspen Series Worldwide Growth--Institutional Shares        0.63%
Lazard Retirement International Equity                           1.25%
Lord Abbett Mid-Cap Value Portfolio                              1.17%
MFS(R) Investors Trust Series--Initial Class                     0.85%
MFS(R) New Discovery Series--Initial Class                       1.00%
MFS(R) Utilities Series--Initial Class                           0.88%
Morgan Stanley UIF Emerging Markets Debt--Class 1                1.10%
Morgan Stanley UIF Emerging Markets Equity--Class 1              1.65%
Morgan Stanley UIF U.S. Real Estate--Class I                     1.02%
PIMCO Low Duration--Administrative Class Shares                  0.65%
PIMCO Real Return--Administrative Class Shares                   0.65%
PIMCO Total Return--Administrative Class Shares                  0.65%
Royce Micro-Cap Portfolio                                        1.34%
Royce Small-Cap Portfolio                                        1.14%
Scudder VIT Small Cap Index Fund--Class A Shares                 0.45%
T. Rowe Price Blue Chip Growth Portfolio                         0.85%
T. Rowe Price Equity Income Portfolio                            0.85%
T. Rowe Price Equity Index 500 Portfolio                         0.40%
T. Rowe Price International Stock Portfolio                      1.05%
T. Rowe Price Limited-Term Bond Portfolio                        0.70%
T. Rowe Price New America Growth Portfolio                       0.85%
T. Rowe Price Personal Strategy Balanced Portfolio               0.90%
Van Eck Worldwide Absolute Return Fund--Initial Class            2.50%
-----------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Division was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL III & IV

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO    YEAR                                      SINCE
                                                              INCEPTION     TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)     DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Basic Value--Initial Class (formerly MainStay VP
 Dreyfus Large Company Value)                                   5/1/1998    5.44%   5.44%  14.53%   2.05%     NA      3.42%
MainStay VP Bond--Initial Class                                1/23/1984    2.18%   2.18%   3.59%   5.87%   5.79%     8.51%
MainStay VP Capital Appreciation--Initial Class                1/29/1993    8.41%   8.41%  12.77%  -5.30%   5.62%     7.99%
MainStay VP Cash Management (Current 7-day yield as of
 December 31, 2005 is 3.87%)*                                  1/29/1993    2.96%   2.96%   1.49%   1.93%   3.58%     3.68%
MainStay VP Common Stock--Initial Class                        1/23/1984    7.70%   7.70%  14.71%  -1.06%   9.05%    10.72%
MainStay VP Convertible--Initial Class                         10/1/1996    6.59%   6.59%  11.40%   4.49%     NA      8.37%
MainStay VP Floating Rate--Initial Class                        5/2/2005      NA      NA      NA      NA      NA      2.10%
MainStay VP Government--Initial Class                          1/29/1993    2.38%   2.38%   2.53%   4.77%   5.44%     5.73%
MainStay VP High Yield Corporate Bond--Initial Class            5/1/1995    2.94%   2.94%  16.53%  11.12%   9.36%     9.72%
MainStay VP Income & Growth--Initial Class (formerly
 MainStay VP American Century Income & Growth)                  5/1/1998    4.69%   4.69%  14.92%   2.25%     NA      3.33%
MainStay VP International Equity--Initial Class                 5/1/1995    7.99%   7.99%  18.10%   6.25%   7.35%     7.55%
MainStay VP Large Cap Growth--Initial Class (formerly
 MainStay VP Growth--Initial Class)                             5/1/1998    4.35%   4.35%   9.28%  -4.80%     NA      4.22%
MainStay VP Mid Cap Core--Initial Class                         7/2/2001   15.86%  15.86%  24.26%     NA      NA     10.57%
MainStay VP Mid Cap Growth--Initial Class                       7/2/2001   17.10%  17.10%  27.62%     NA      NA      7.05%
MainStay VP Mid Cap Value--Initial Class                        7/2/2001    5.70%   5.70%  17.02%     NA      NA      6.97%
MainStay VP S&P 500 Index(R)--Initial Class**                  1/29/1993    4.77%   4.77%  14.06%   0.29%   8.78%    10.11%
MainStay VP Small Cap Growth--Initial Class                     7/2/2001    4.06%   4.06%  17.28%     NA      NA      2.82%
MainStay VP Value--Initial Class                                5/1/1995    6.24%   6.24%  14.62%   3.60%   7.85%     8.90%
A.I.M. V.I. Real Estate--Series I Series                        4/1/1998   14.23%  14.23%  29.38%  17.99%     NA     12.45%
Alger American Leveraged All Cap--Class O Shares               1/25/1995   14.45%  14.45%  18.60%  -1.51%  10.13%    14.92%
Alger American Small Capitalization--Class O Shares            9/21/1988   16.88%  16.88%  24.71%   0.17%   3.51%    11.16%
American Century VP Value--Class II                            8/14/2001    4.85%   4.85%  15.53%     NA      NA      7.83%
Baron Capital Asset--Insurance Shares                          10/1/1998    3.36%   3.36%  19.08%  10.23%     NA     15.56%
Calvert Social Balanced                                         9/2/1986    5.65%   5.65%  10.92%   2.21%   6.67%     9.12%
Davis Value Portfolio                                           7/1/1999    9.44%   9.44%  16.84%   3.66%     NA      4.64%
Dreyfus IP Technology Growth--Initial Shares                   8/31/1999    3.78%   3.78%  16.32%  -8.60%     NA     -4.96%
Dreyfus VIF Developing Leaders Portfolio--Initial Shares       8/31/1990    5.80%   5.80%  15.76%   3.33%   8.01%    22.70%
Dreyfus VIF Emerging Leaders--Initial Shares                  12/15/1999    5.07%   5.07%  21.07%   9.11%     NA     13.86%
Fidelity(R) VIP 2010--Initial Class                            4/26/2005      NA      NA      NA      NA      NA      8.33%
Fidelity(R) VIP 2020--Initial Class                            4/26/2005      NA      NA      NA      NA      NA     11.34%
Fidelity(R) VIP 2030--Initial Class                            4/26/2005      NA      NA      NA      NA      NA     13.35%
----------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Basic Value--Initial Class (formerly MainStay VP
 Dreyfus Large Company Value)                                     0.96%
MainStay VP Bond--Initial Class                                   0.54%
MainStay VP Capital Appreciation--Initial Class                   0.65%
MainStay VP Cash Management (Current 7-day yield as of
 December 31, 2005 is 3.87%)*                                     0.55%
MainStay VP Common Stock--Initial Class                           0.53%
MainStay VP Convertible--Initial Class                            0.66%
MainStay VP Floating Rate--Initial Class                          0.79%
MainStay VP Government--Initial Class                             0.59%
MainStay VP High Yield Corporate Bond--Initial Class              0.59%
MainStay VP Income & Growth--Initial Class (formerly
 MainStay VP American Century Income & Growth)                    0.90%
MainStay VP International Equity--Initial Class                   0.99%
MainStay VP Large Cap Growth--Initial Class (formerly
 MainStay VP Growth--Initial Class)                               0.85%
MainStay VP Mid Cap Core--Initial Class                           0.98%
MainStay VP Mid Cap Growth--Initial Class                         0.88%
MainStay VP Mid Cap Value--Initial Class                          0.89%
MainStay VP S&P 500 Index(R)--Initial Class**                     0.39%
MainStay VP Small Cap Growth--Initial Class                       0.95%
MainStay VP Value--Initial Class                                  0.65%
A.I.M. V.I. Real Estate--Series I Series                          1.27%
Alger American Leveraged All Cap--Class O Shares                  0.97%
Alger American Small Capitalization--Class O Shares               0.97%
American Century VP Value--Class II                               1.08%
Baron Capital Asset--Insurance Shares                             1.36%
Calvert Social Balanced                                           0.91%
Davis Value Portfolio                                             0.81%
Dreyfus IP Technology Growth--Initial Shares                      0.85%
Dreyfus VIF Developing Leaders Portfolio--Initial Shares          0.79%
Dreyfus VIF Emerging Leaders--Initial Shares                      1.13%
Fidelity(R) VIP 2010--Initial Class                               0.00%(b)
Fidelity(R) VIP 2020--Initial Class                               0.00%(b)
Fidelity(R) VIP 2030--Initial Class                               0.00%(b)
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                      SINCE
                                                              INCEPTION    TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
Fidelity(R) VIP Contrafund(R)--Initial Class                    1/3/1995  16.94%  16.94%  20.15%   6.64%  12.09%    14.36%
Fidelity(R) VIP Equity Income--Initial Class                   10/9/1986   5.87%   5.87%  15.45%   3.97%   8.63%    10.86%
Fidelity(R) VIP Growth--Initial Class                          10/9/1986   5.80%   5.80%  13.26%  -3.52%   7.29%    10.84%
Fidelity(R) VIP Index 500--Initial Class                       8/27/1992   4.82%   4.82%  14.19%   0.35%   8.81%    10.43%
Fidelity(R) VIP Investment Grade Bond--Initial Class           12/6/1988   2.19%   2.19%   3.94%   6.09%   6.12%     7.27%
Fidelity(R) VIP Mid-Cap--Initial Class                        12/28/1998  18.30%  18.30%  27.01%  12.32%     NA     20.39%
Fidelity(R) VIP Overseas--Initial Class                        1/28/1987  19.11%  19.11%  24.71%   4.03%   7.18%     7.24%
Fidelity(R) VIP Value Strategies--Initial Class                2/20/2002   2.43%   2.43%  22.42%     NA      NA     10.27%
Janus Aspen Series Balanced--Institutional Shares              9/13/1993   7.95%   7.95%  10.14%   3.57%  10.89%    11.45%
Janus Aspen Series Forty--Institutional Shares                  7/1/1995  12.85%  12.85%  17.16%   1.21%     NA     13.10%
Janus Aspen Series Mid Cap Growth--Institutional Shares        9/13/1993  12.31%  12.31%  22.36%  -4.38%   7.21%    10.76%
Janus Aspen Series Worldwide Growth--Institutional Shares      9/13/1993   5.87%   5.87%  11.21%  -4.49%   8.40%    10.59%
Lazard Retirement International Equity                          9/1/1998  10.65%  10.65%  17.81%   2.09%     NA      4.35%
Lord Abbett Mid-Cap Value Portfolio                            9/15/1999   8.22%   8.22%  18.75%  10.30%     NA     15.34%
MFS(R) Investors Trust Series--Initial Class                   10/9/1995   7.31%   7.31%  13.44%  -0.62%   7.40%     7.90%
MFS(R) New Discovery Series--Initial Class                      5/1/1998   5.25%   5.25%  14.45%  -0.54%     NA      7.09%
MFS(R) Utilities Series--Initial Class                          1/3/1995  16.84%  16.84%  27.39%   3.89%  12.06%    13.91%
Morgan Stanley UIF Emerging Markets Debt--Class 1              6/16/1997  12.25%  12.25%  16.46%  13.69%     NA      8.30%
Morgan Stanley UIF Emerging Markets Equity--Class 1            10/1/1996  33.85%  33.85%  35.11%  16.01%     NA      6.95%
Morgan Stanley UIF U.S. Real Estate--Class I                    3/3/1997  17.05%  17.05%  29.97%  19.06%     NA     14.10%
PIMCO Low Duration--Administrative Class Shares                2/16/1999   1.01%   1.01%   1.73%   3.94%     NA      4.31%
PIMCO Real Return--Administrative Class Shares                 9/30/1999   2.09%   2.09%   6.57%   9.34%     NA      9.68%
PIMCO Total Return--Administrative Class Shares               12/31/1997   2.45%   2.45%   4.12%   5.94%     NA      5.94%
Royce Micro-Cap Portfolio                                     12/27/1996  11.61%  11.61%  23.75%  16.46%     NA     16.99%
Royce Small-Cap Portfolio                                     12/27/1996   8.56%   8.56%  24.16%  14.82%     NA     15.66%
Scudder VIT Small Cap Index Fund--Class A Shares               8/22/1997   4.26%   4.26%  21.59%   7.82%     NA      6.78%
T. Rowe Price Blue Chip Growth Portfolio                      12/29/2000   5.94%   5.94%  14.02%  -0.56%     NA     -0.56%
T. Rowe Price Equity Income Portfolio                          3/31/1994   3.92%   3.92%  14.44%   5.73%  10.04%    11.92%
T. Rowe Price Equity Index 500 Portfolio                      12/29/2000   4.83%   4.83%  14.06%   0.32%     NA      0.32%
T. Rowe Price International Stock Portfolio                    3/31/1994  16.03%  16.03%  19.89%   1.84%   5.09%     5.42%
T. Rowe Price Limited-Term Bond Portfolio                      5/13/1994   1.74%   1.74%   2.36%   4.17%   4.80%     5.19%
T. Rowe Price New America Growth Portfolio                     3/31/1994   4.47%   4.47%  16.10%  -0.22%   5.56%     8.55%
T. Rowe Price Personal Strategy Balanced Portfolio            12/30/1994   6.43%   6.43%  14.43%   6.15%   9.03%    10.68%
Van Eck Worldwide Absolute Return Fund--Initial Class           5/1/2003   0.20%   0.20%     NA      NA      NA      0.04%
---------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
Fidelity(R) VIP Contrafund(R)--Initial Class                     0.66%
Fidelity(R) VIP Equity Income--Initial Class                     0.57%
Fidelity(R) VIP Growth--Initial Class                            0.65%
Fidelity(R) VIP Index 500--Initial Class                         0.10%
Fidelity(R) VIP Investment Grade Bond--Initial Class             0.56%
Fidelity(R) VIP Mid-Cap--Initial Class                           0.68%
Fidelity(R) VIP Overseas--Initial Class                          0.87%
Fidelity(R) VIP Value Strategies--Initial Class                  0.97%
Janus Aspen Series Balanced--Institutional Shares                0.56%
Janus Aspen Series Forty--Institutional Shares                   0.66%
Janus Aspen Series Mid Cap Growth--Institutional Shares          0.65%
Janus Aspen Series Worldwide Growth--Institutional Shares        0.63%
Lazard Retirement International Equity                           1.25%
Lord Abbett Mid-Cap Value Portfolio                              1.17%
MFS(R) Investors Trust Series--Initial Class                     0.85%
MFS(R) New Discovery Series--Initial Class                       1.00%
MFS(R) Utilities Series--Initial Class                           0.88%
Morgan Stanley UIF Emerging Markets Debt--Class 1                1.10%
Morgan Stanley UIF Emerging Markets Equity--Class 1              1.65%
Morgan Stanley UIF U.S. Real Estate--Class I                     1.02%
PIMCO Low Duration--Administrative Class Shares                  0.65%
PIMCO Real Return--Administrative Class Shares                   0.65%
PIMCO Total Return--Administrative Class Shares                  0.65%
Royce Micro-Cap Portfolio                                        1.34%
Royce Small-Cap Portfolio                                        1.14%
Scudder VIT Small Cap Index Fund--Class A Shares                 0.45%
T. Rowe Price Blue Chip Growth Portfolio                         0.85%
T. Rowe Price Equity Income Portfolio                            0.85%
T. Rowe Price Equity Index 500 Portfolio                         0.40%
T. Rowe Price International Stock Portfolio                      1.05%
T. Rowe Price Limited-Term Bond Portfolio                        0.70%
T. Rowe Price New America Growth Portfolio                       0.85%
T. Rowe Price Personal Strategy Balanced Portfolio               0.90%
Van Eck Worldwide Absolute Return Fund--Initial Class            2.50%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Division was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                                                   MAINSTAY VP
                                               MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                              BASIC VALUE--        BOND--        APPRECIATION--         CASH
                                              INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                             ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $    704,707      $  7,644,772      $ 18,904,040      $ 34,330,237
  Dividends due and accrued................             --                --                --           134,863
  Net receivable (payable) to New York Life
    Insurance and Annuity Corporation......             86                --                --             3,431

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....            775            10,243            10,394             1,067
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $    704,018      $  7,634,529      $ 18,893,646      $ 34,467,464
                                              ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $    430,483      $  6,193,444      $  7,135,387      $    150,813
    Series II Policies.....................         55,736                --                --         1,778,158
    Series III Policies....................        217,799         1,441,085        11,758,259        32,538,493
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $    704,018      $  7,634,529      $ 18,893,646      $ 34,467,464
                                              ============      ============      ============      ============
    Series I Variable accumulation unit
      value................................   $      12.04      $      14.63      $       9.71      $       1.20
                                              ============      ============      ============      ============
    Series II Variable accumulation unit
      value................................   $      14.98      $         --      $         --      $       1.05
                                              ============      ============      ============      ============
    Series III Variable accumulation unit
      value................................   $      11.35      $      10.50      $      11.25      $       1.04
                                              ============      ============      ============      ============
Identified Cost of Investment..............   $    649,436      $  7,767,764      $ 17,729,062      $ 34,329,743
                                              ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                            MAINSTAY VP
      MAINSTAY VP                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP        CORPORATE         INCOME &        INTERNATIONAL       LARGE CAP
        STOCK--        CONVERTIBLE--     GOVERNMENT--         BOND--           GROWTH--          EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 90,041,058      $    518,919      $  1,273,875      $  6,879,529      $    938,538      $ 60,026,911      $    374,797
               --                --                --                --                --                --                --
               --                --                --                --              (969)              431                --

           54,714               155             1,806             7,648                 3            89,704               515
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 89,986,344      $    518,764      $  1,272,069      $  6,871,881      $    937,566      $ 59,937,638      $    374,282
     ============      ============      ============      ============      ============      ============      ============
     $    527,228      $        716      $  1,019,762      $  4,349,423      $        664      $ 52,190,422      $    280,987
       89,437,176           226,110            55,710           131,071             4,511         1,003,655            62,531
           21,940           291,938           196,597         2,391,387           932,391         6,743,561            30,764
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 89,986,344      $    518,764      $  1,272,069      $  6,871,881      $    937,566      $ 59,937,638      $    374,282
     ============      ============      ============      ============      ============      ============      ============
     $      12.43      $      15.28      $      14.22      $      16.64      $      10.39      $      14.40      $       6.00
     ============      ============      ============      ============      ============      ============      ============
     $      14.40      $      13.48      $      10.96      $      15.13      $      12.48      $      16.03      $      10.22
     ============      ============      ============      ============      ============      ============      ============
     $      11.67      $      11.34      $      10.62      $      11.27      $      11.81      $      12.50      $      10.24
     ============      ============      ============      ============      ============      ============      ============
     $ 78,166,018      $    484,394      $  1,292,346      $  6,533,433      $    929,525      $ 53,007,874      $    352,881
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                               MAINSTAY VP
                                               LORD ABBETT       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                               DEVELOPING          MID CAP           MID CAP           MID CAP
                                                GROWTH--           CORE--           GROWTH--           VALUE--
                                              INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                             ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $         --      $ 43,518,802      $    466,253      $ 57,592,346
  Dividends due and accrued................             --                --                --                --
  Net receivable (payable) to New York Life
    Insurance and Annuity Corporation......             --                --                --                --

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....             --            23,901                --            33,555
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $         --      $ 43,494,901      $    466,253      $ 57,558,791
                                              ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $         --      $         --      $         --      $         --
    Series II Policies.....................             --        40,563,726                --        57,377,158
    Series III Policies....................             --         2,931,175           466,253           181,633
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $         --      $ 43,494,901      $    466,253      $ 57,558,791
                                              ============      ============      ============      ============
    Series I Variable accumulation unit
      value................................   $         --      $         --      $         --      $         --
                                              ============      ============      ============      ============
    Series II Variable accumulation unit
      value................................   $         --      $      18.56      $         --      $      11.92
                                              ============      ============      ============      ============
    Series III Variable accumulation unit
      value................................   $         --      $      13.67      $      13.60      $      11.21
                                              ============      ============      ============      ============
Identified Cost of Investment..............   $         --      $ 36,958,423      $    415,280      $ 51,944,866
                                              ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


      MAINSTAY VP       MAINSTAY VP                                         ALGER AMERICAN     ALGER AMERICAN       AMERICAN
      S&P 500(R)         SMALL CAP        MAINSTAY VP       MAINSTAY VP        LEVERAGED           SMALL          CENTURY(R) VP
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--          ALLCAP--       CAPITALIZATION--       VALUE--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES       CLASS II
    ----------------------------------------------------------------------------------------------------------------------------
     $135,939,174      $     34,453      $  1,893,974      $136,920,163      $     26,507       $    208,713      $    242,940
               --                --                --                --                --                 --                --
              554                --                --                --                --                 --                --

          207,024                --             2,945            83,130                --                 22               107
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $135,732,704      $     34,453      $  1,891,029      $136,837,033      $     26,507       $    208,691      $    242,833
     ============      ============      ============      ============      ============       ============      ============
     $119,907,822      $         --      $  1,891,029      $  1,142,936      $         --       $     19,365      $         --
          318,623                --                --       133,533,333                --                 --           172,901
       15,506,259            34,453                --         2,160,764            26,507            189,326            69,932
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $135,732,704      $     34,453      $  1,891,029      $136,837,033      $     26,507       $    208,691      $    242,833
     ============      ============      ============      ============      ============       ============      ============
     $      11.88      $         --      $       9.63      $      11.43      $         --       $      10.73      $         --
     ============      ============      ============      ============      ============       ============      ============
     $      12.02      $         --      $         --      $      15.35      $         --       $         --      $      11.44
     ============      ============      ============      ============      ============       ============      ============
     $      11.35      $      10.87      $         --      $      10.62      $      11.92       $      12.38      $      10.41
     ============      ============      ============      ============      ============       ============      ============
     $141,115,126      $     34,419      $  1,741,669      $120,459,122      $     24,910       $    192,329      $    240,456
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                              BARON CAPITAL                                          DREYFUS IP
                                                 ASSET--                                             TECHNOLOGY
                                                INSURANCE      CALVERT SOCIAL      DAVIS VALUE        GROWTH--
                                                 SHARES           BALANCED          PORTFOLIO      INITIAL SHARES
                                             ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $    127,757      $    872,289      $    200,089      $    336,137
  Dividends due and accrued................             --                --                --                --
  Net receivable (payable) to New York Life
    Insurance and Annuity Corporation......             --                --                --                --

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....             --                (7)                5                --
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $    127,757      $    872,296      $    200,084      $    336,137
                                              ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $         --      $      7,373      $         --      $         --
    Series II Policies.....................             --                --            81,975                --
    Series III Policies....................        127,757           864,923           118,109           336,137
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $    127,757      $    872,296      $    200,084      $    336,137
                                              ============      ============      ============      ============
    Series I Variable accumulation unit
      value................................   $         --      $      12.42      $         --      $         --
                                              ============      ============      ============      ============
    Series II Variable accumulation unit
      value................................   $         --      $         --      $       9.86      $         --
                                              ============      ============      ============      ============
    Series III Variable accumulation unit
      value................................   $      10.04      $      11.38      $       9.86      $      10.07
                                              ============      ============      ============      ============
Identified Cost of Investment..............   $    127,300      $    840,678      $    204,909      $    309,018
                                              ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


      DREYFUS VIF                       FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
      DEVELOPING      FIDELITY(R) VIP       EQUITY-        FREEDOM 2010      FREEDOM 2020     FIDELITY(R) VIP   FIDELITY(R) VIP
       LEADERS--      CONTRAFUND(R)--      INCOME--         PORTFOLIO--       PORTFOLIO--        GROWTH--         INDEX 500--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $    331,283      $  6,227,068      $  5,802,376      $    220,900      $     82,616      $  3,946,549      $ 16,621,162
               --                --                --                --                --                --                --
               --              (822)            8,235                --                --             5,701             5,498

              151             2,093             3,743                --                --               206               629
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    331,132      $  6,224,153      $  5,806,868      $    220,900      $     82,616      $  3,952,044      $ 16,626,031
     ============      ============      ============      ============      ============      ============      ============
     $         --      $    542,770      $  2,171,892      $         --      $         --      $         --      $         --
          256,391         1,994,459            57,624                --                --           339,024         1,050,160
           74,741         3,686,924         3,577,352           220,900            82,616         3,613,020        15,575,871
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    331,132      $  6,224,153      $  5,806,868      $    220,900      $     82,616      $  3,952,044      $ 16,626,031
     ============      ============      ============      ============      ============      ============      ============
     $         --      $      17.92      $      13.18      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      11.66      $      15.86      $      15.69      $         --      $         --      $      10.95      $      13.93
     ============      ============      ============      ============      ============      ============      ============
     $      10.89      $      12.95      $      11.46      $      10.02      $       9.99      $      10.49      $      11.27
     ============      ============      ============      ============      ============      ============      ============
     $    297,288      $  5,220,856      $  5,293,430      $    221,514      $     83,137      $  3,575,348      $ 15,515,831
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                             FIDELITY(R) VIP                                       FIDELITY(R) VIP
                                               INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                              GRADE BOND--        MID-CAP--        OVERSEAS--       STRATEGIES--
                                              INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2
                                             ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $  2,341,815      $ 10,633,684      $  4,292,762      $    129,233
  Dividends due and accrued................             --                --                --                --
  Net receivable (payable) to New York Life
    Insurance and Annuity Corporation......            116            18,342             1,555                29

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....            677               437                 9                --
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $  2,341,254      $ 10,651,589      $  4,294,308      $    129,262
                                              ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $         --      $         --      $         --      $         --
    Series II Policies.....................      1,150,430           739,259           164,989                --
    Series III Policies....................      1,190,824         9,912,330         4,129,319           129,262
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $  2,341,254      $ 10,651,589      $  4,294,308      $    129,262
                                              ============      ============      ============      ============
    Series I Variable accumulation unit
      value................................   $         --      $         --      $         --      $         --
                                              ============      ============      ============      ============
    Series II Variable accumulation unit
      value................................   $      12.10      $      17.56      $      14.53      $         --
                                              ============      ============      ============      ============
    Series III Variable accumulation unit
      value................................   $      10.58      $      13.72      $      12.45      $      12.17
                                              ============      ============      ============      ============
Identified Cost of Investment..............   $  2,356,548      $  8,796,676      $  3,659,900      $    121,373
                                              ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                            JANUS ASPEN
      JANUS ASPEN                         JANUS ASPEN         SERIES            LAZARD
        SERIES          JANUS ASPEN     SERIES MID CAP       WORLDWIDE        RETIREMENT        LORD ABBETT         MFS(R)
      BALANCED--      SERIES FORTY--       GROWTH--          GROWTH--        INTERNATIONAL     SERIES FUND--    INVESTORS TRUST
     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL        EQUITY         MID-CAP VALUE       SERIES--
        SHARES            SHARES            SHARES            SHARES           PORTFOLIO         PORTFOLIO       INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 14,283,249      $    306,925      $  3,388,092      $    838,890      $     26,376      $  9,167,779      $    176,099
               --                --                --                --                --                --                --
              115                --              (186)              662                --             1,503                --

           21,040                --                --               545                --               654               108
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 14,262,324      $    306,925      $  3,387,906      $    839,007      $     26,376      $  9,168,628      $    175,991
     ============      ============      ============      ============      ============      ============      ============
     $ 11,799,853      $         --      $         --      $    285,063      $         --      $         --      $         --
        1,200,757                --                --            96,458                --         1,100,461           175,991
        1,261,714           306,925         3,387,906           457,486            26,376         8,068,167                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 14,262,324      $    306,925      $  3,387,906      $    839,007      $     26,376      $  9,168,628      $    175,991
     ============      ============      ============      ============      ============      ============      ============
     $      16.86      $         --      $         --      $      11.39      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      12.35      $         --      $         --      $      10.79      $         --      $      16.11      $      13.79
     ============      ============      ============      ============      ============      ============      ============
     $      11.47      $      10.24      $      12.58      $      10.31      $      10.87      $      12.53      $         --
     ============      ============      ============      ============      ============      ============      ============
     $ 12,979,665      $    303,354      $  3,056,181      $    766,848      $     24,662      $  8,630,855      $    143,677
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                                        MORGAN
                                                                                      MORGAN          STANLEY UIF
                                                 MFS(R)                             STANLEY UIF        EMERGING
                                              NEW DISCOVERY    MFS(R) UTILITIES      EMERGING           MARKETS
                                                SERIES--           SERIES--       MARKETS DEBT--       EQUITY--
                                              INITIAL CLASS     INITIAL CLASS         CLASS I           CLASS I
                                             ----------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $    593,708       $     23,808      $     79,629      $  1,554,055
  Dividends due and accrued................             --                 --                --                --
  Net receivable (payable) to New York Life
    Insurance and Annuity Corporation......          2,534                 --                --                --

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....             --                  5                39                78
                                              ------------       ------------      ------------      ------------
      Total net assets.....................   $    596,242       $     23,803      $     79,590      $  1,553,977
                                              ============       ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $         --       $         --      $         --      $     40,224
    Series II Policies.....................             --              8,442            63,939            86,248
    Series III Policies....................        596,242             15,361            15,651         1,427,505
                                              ------------       ------------      ------------      ------------
      Total net assets.....................   $    596,242       $     23,803      $     79,590      $  1,553,977
                                              ============       ============      ============      ============
    Series I Variable accumulation unit
      value................................   $         --       $         --      $         --      $      17.03
                                              ============       ============      ============      ============
    Series II Variable accumulation unit
      value................................   $         --       $      12.92      $      11.33      $      12.17
                                              ============       ============      ============      ============
    Series III Variable accumulation unit
      value................................   $      10.46       $      11.49      $      12.15      $      14.91
                                              ============       ============      ============      ============
Identified Cost of Investment..............   $    527,461       $     22,497      $     76,113      $  1,177,938
                                              ============       ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

        MORGAN
      STANLEY UIF        PIMCO LOW        PIMCO REAL        PIMCO TOTAL                                           SCUDDER VIT
       U.S. REAL        DURATION--         RETURN--          RETURN--                                           EAFE(R) EQUITY
       ESTATE--       ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE     ROYCE MICRO-      ROYCE SMALL-      INDEX FUND--
        CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CAP PORTFOLIO     CAP PORTFOLIO    CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $  3,222,115      $    284,675      $  1,354,132      $  8,428,668      $    798,119      $    187,483      $         --
               --             1,709            19,606           163,212                --                --                --
               --                --                --             9,003                --                --                --

              357               142                85               134                93                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  3,221,758      $    286,242      $  1,373,653      $  8,600,749      $    798,026      $    187,483      $         --
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $         --
          594,140           227,868           137,092           216,623           155,918                --                --
        2,627,618            58,374         1,236,561         8,384,126           642,108           187,483                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  3,221,758      $    286,242      $  1,373,653      $  8,600,749      $    798,026      $    187,483      $         --
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      19.67      $      10.08      $      10.37      $      10.19      $      12.25      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      16.01      $      10.11      $      10.40      $      10.60      $      12.29      $      10.15      $         --
     ============      ============      ============      ============      ============      ============      ============
     $  2,704,712      $    291,093      $  1,389,495      $  8,658,649      $    724,635      $    186,844      $         --
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                               SCUDDER VIT      T. ROWE PRICE
                                                SMALL CAP         BLUE CHIP       T. ROWE PRICE     T. ROWE PRICE
                                              INDEX FUND--         GROWTH         EQUITY INCOME       INDEX 500
                                             CLASS A SHARES       PORTFOLIO         PORTFOLIO         PORTFOLIO
                                             ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value............   $  9,154,653      $  8,296,363      $ 11,477,250      $     23,783
  Dividends due and accrued................             --                --                --                --
  Net receivable (payable) to New York Life
    Insurance and Annuity Corporation......          3,167             1,476               857                --

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges.....            111               148             2,352                --
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $  9,157,709      $  8,297,691      $ 11,475,755      $     23,783
                                              ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies......................   $         --      $         --      $    460,234      $         --
    Series II Policies.....................        187,821           241,224         2,587,887                --
    Series III Policies....................      8,969,888         8,056,467         8,427,634            23,783
                                              ------------      ------------      ------------      ------------
      Total net assets.....................   $  9,157,709      $  8,297,691      $ 11,475,755      $     23,783
                                              ============      ============      ============      ============
    Series I Variable accumulation unit
      value................................   $         --      $         --      $      14.56      $         --
                                              ============      ============      ============      ============
    Series II Variable accumulation unit
      value................................   $      12.67      $      11.25      $      12.48      $         --
                                              ============      ============      ============      ============
    Series III Variable accumulation unit
      value................................   $      11.70      $      11.61      $      11.59      $      10.57
                                              ============      ============      ============      ============
Identified Cost of Investment..............   $  8,966,511      $  7,490,161      $ 11,266,379      $     23,362
                                              ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                VAN ECK
                                                           T. ROWE PRICE       WORLDWIDE
     T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE       PERSONAL          ABSOLUTE
     INTERNATIONAL     LIMITED-TERM       NEW AMERICA        STRATEGY          RETURN--
         STOCK             BOND             GROWTH           BALANCED        INITIAL CLASS
       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO          SHARES
    ---------------------------------------------------------------------------------------
     $    649,664      $    417,196      $    524,264      $  7,789,517      $     75,101
               --             1,418                --                --                --
               --                --                29               640                --

              165                58                46                --                --
     ------------      ------------      ------------      ------------      ------------
     $    649,499      $    418,556      $    524,247      $  7,790,157      $     75,101
     ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --
          274,950            93,164            75,404                --                --
          374,549           325,392           448,843         7,790,157            75,101
     ------------      ------------      ------------      ------------      ------------
     $    649,499      $    418,556      $    524,247      $  7,790,157      $     75,101
     ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============
     $      13.04      $      10.80      $      10.64      $         --      $         --
     ============      ============      ============      ============      ============
     $      12.96      $      10.23      $      10.79      $      11.62      $       9.93
     ============      ============      ============      ============      ============
     $    551,603      $    422,118      $    507,995      $  7,443,214      $     75,092
     ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                                                           MAINSTAY VP
                                                       MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                      BASIC VALUE--        BOND--        APPRECIATION--         CASH
                                                      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $      6,499      $    246,822      $        811      $    361,727
  Mortality and expense risk charges...............         (3,333)          (43,750)          (46,196)          (77,938)
                                                      ------------      ------------      ------------      ------------
      Net investment income (loss).................          3,166           203,072           (45,385)          283,789
                                                      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................         34,325           706,104           694,086        12,810,248
  Cost of investments sold.........................        (32,030)         (696,607)         (871,392)      (12,810,274)
                                                      ------------      ------------      ------------      ------------
      Net realized gain (loss) on investments......          2,295             9,497          (177,306)              (26)
  Realized gain distribution received..............          7,231                --                --                --
  Change in unrealized appreciation (depreciation)
    on investments.................................         19,467          (105,852)        1,270,192               512
                                                      ------------      ------------      ------------      ------------
      Net gain (loss) on investments...............         28,993           (96,355)        1,092,886               486
                                                      ------------      ------------      ------------      ------------
        Net increase (decrease) in net assets
          resulting from operations................   $     32,159      $    106,717      $  1,047,501      $    284,275
                                                      ============      ============      ============      ============

                                                       MAINSTAY VP
                                                       LORD ABBETT       MAINSTAY VP       MAINSTAY VP
                                                       DEVELOPING          MID CAP           MID CAP
                                                        GROWTH--           CORE--           GROWTH--         MAINSTAY VP
                                                      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     MID CAP VALUE
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $         --      $    225,508      $         --      $    435,441
  Mortality and expense risk charges...............             --          (100,260)             (739)         (138,821)
                                                      ------------      ------------      ------------      ------------
      Net investment income (loss).................             --           125,248              (739)          296,620
                                                      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................             --         1,173,646            60,464           395,739
  Cost of investments sold.........................             --        (1,069,451)          (50,821)         (350,995)
                                                      ------------      ------------      ------------      ------------
      Net realized gain (loss) on investments......             --           104,195             9,643            44,744
  Realized gain distribution received..............             --         4,044,267               209         2,608,661
  Change in unrealized appreciation (depreciation)
    on investments.................................             --         1,608,860            42,911            17,058
                                                      ------------      ------------      ------------      ------------
      Net gain (loss) on investments...............             --         5,757,322            52,763         2,670,463
                                                      ------------      ------------      ------------      ------------
        Net increase (decrease) in net assets
          resulting from operations................   $         --      $  5,882,570      $     52,024      $  2,967,083
                                                      ============      ============      ============      ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                            MAINSTAY VP
      MAINSTAY VP                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP        CORPORATE         INCOME &        INTERNATIONAL       LARGE CAP
        STOCK--        CONVERTIBLE--     GOVERNMENT--         BOND--           GROWTH--          EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $    883,961      $      7,797      $     40,470      $    403,552      $     10,678      $    962,660      $         13
         (228,342)           (1,779)           (8,010)          (35,694)             (910)         (368,449)           (2,544)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          655,619             6,018            32,460           367,858             9,768           594,211            (2,531)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        5,153,630           191,899           191,542           426,726             9,905         2,467,292           132,216
       (4,309,897)         (183,129)         (186,733)         (395,115)           (8,696)       (2,076,127)         (206,990)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          843,733             8,770             4,809            31,611             1,209           391,165           (74,774)
        1,061,242                --                --                --                --         2,383,016                --
        3,702,180            23,251           (17,469)         (235,343)            3,622           693,445            93,685
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        5,607,155            32,021           (12,660)         (203,732)            4,831         3,467,626            18,911
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  6,262,774      $     38,039      $     19,800      $    164,126      $     14,599      $  4,061,837      $     16,380
     ============      ============      ============      ============      ============      ============      ============

                                                                                                   ALGER
      MAINSTAY VP       MAINSTAY VP                                         ALGER AMERICAN        AMERICAN          AMERICAN
      S&P 500(R)         SMALL CAP        MAINSTAY VP       MAINSTAY VP        LEVERAGED           SMALL          CENTURY(R) VP
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--          ALLCAP--       CAPITALIZATION--       VALUE--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES       CLASS II
    ----------------------------------------------------------------------------------------------------------------------------
     $  1,582,797      $         --      $     28,395      $  1,613,912      $         --       $         --      $      1,350
         (861,828)             (117)          (11,095)         (340,988)              (77)            (1,193)             (523)
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
          720,969              (117)           17,300         1,272,924               (77)            (1,193)              827
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
       11,432,424            76,132           157,774         3,934,131            51,171            438,996            60,966
      (11,931,540)          (73,429)         (172,379)       (3,508,822)          (46,958)          (331,691)          (62,275)
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
         (499,116)            2,703           (14,605)          425,309             4,213            107,305            (1,309)
               --               593                --                --                --                 --            18,933
        5,221,670              (415)           89,220         6,069,743               712            (68,058)           (5,719)
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
        4,722,554             2,881            74,615         6,495,052             4,925             39,247            11,905
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $  5,443,523      $      2,764      $     91,915      $  7,767,976      $      4,848       $     38,054      $     12,732
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005


                                                      BARON CAPITAL                                          DREYFUS IP
                                                         ASSET--                                             TECHNOLOGY
                                                        INSURANCE      CALVERT SOCIAL      DAVIS VALUE        GROWTH--
                                                        SHARES(E)         BALANCED        PORTFOLIO(E)     INITIAL SHARES
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $         --      $     15,384      $      1,909      $         --
  Mortality and expense risk charges...............             --            (5,739)               (5)           (1,307)
                                                      ------------      ------------      ------------      ------------
      Net investment income (loss).................             --             9,645             1,904            (1,307)
                                                      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................             --           890,937                --            85,797
  Cost of investments sold.........................             --          (852,571)               --           (83,023)
                                                      ------------      ------------      ------------      ------------
      Net realized gain (loss) on investments......             --            38,366                --             2,774
  Realized gain distribution received..............             --                --                --                --
  Change in unrealized appreciation (depreciation)
    on investments.................................            457            14,651            (4,820)           26,907
                                                      ------------      ------------      ------------      ------------
      Net gain (loss) on investments...............            457            53,017            (4,820)           29,681
                                                      ------------      ------------      ------------      ------------
        Net increase (decrease) in net assets
          resulting from operations................   $        457      $     62,662      $     (2,916)     $     28,374
                                                      ============      ============      ============      ============


                                                     FIDELITY(R) VIP                                       FIDELITY(R) VIP
                                                       INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                      GRADE BOND--        MID-CAP--        OVERSEAS--       STRATEGIES--
                                                      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $     42,100      $         --      $      5,173      $         --
  Mortality and expense risk charges...............         (4,549)          (27,369)           (6,654)             (246)
                                                      ------------      ------------      ------------      ------------
      Net investment income (loss).................         37,551           (27,369)           (1,481)             (246)
                                                      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................        238,026         1,073,779           158,462             4,620
  Cost of investments sold.........................       (248,625)         (816,244)         (124,489)           (4,067)
                                                      ------------      ------------      ------------      ------------
      Net realized gain (loss) on investments......        (10,599)          257,535            33,973               553
  Realized gain distribution received..............         25,436            90,375             4,048               905
  Change in unrealized appreciation (depreciation)
    on investments.................................        (14,816)        1,124,135           542,300             4,851
                                                      ------------      ------------      ------------      ------------
      Net gain (loss) on investments...............             21         1,472,045           580,321             6,309
                                                      ------------      ------------      ------------      ------------
        Net increase (decrease) in net assets
          resulting from operations................   $     37,572      $  1,444,676      $    578,840      $      6,063
                                                      ============      ============      ============      ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


      DREYFUS VIF     FIDELITY(R) VIP   FIDELITY(R) VIP    FIDELITY(R) VIP     FIDELITY(R) VIP
      DEVELOPING        CONTRAFUND          EQUITY-         FREEDOM 2010        FREEDOM 2020      FIDELITY(R) VIP   FIDELITY(R) VIP
       LEADERS--           (R)--           INCOME--          PORTFOLIO--         PORTFOLIO--         GROWTH--         INDEX 500--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    INITIAL SHARES(E)   INITIAL SHARES(E)    INITIAL CLASS     INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------------------------
     $         --      $      9,516      $     64,465       $      1,081        $        475       $     11,600      $    112,440
             (785)          (13,350)          (23,665)                --                  --            (11,005)          (37,511)
     ------------      ------------      ------------       ------------        ------------       ------------      ------------
             (785)           (3,834)           40,800              1,081                 475                595            74,929
     ------------      ------------      ------------       ------------        ------------       ------------      ------------
           13,055           338,598           586,765                 --                  --            275,843           522,837
          (11,531)         (264,604)         (560,385)                --                  --           (257,823)         (457,538)
     ------------      ------------      ------------       ------------        ------------       ------------      ------------
            1,524            73,994            26,380                 --                  --             18,020            65,299
               --               595           141,663                 --                  --                 --                --
           20,303           630,641            66,269               (614)               (521)           214,684           517,985
     ------------      ------------      ------------       ------------        ------------       ------------      ------------
           21,827           705,230           234,312               (614)               (521)           232,704           583,284
     ------------      ------------      ------------       ------------        ------------       ------------      ------------
     $     21,042      $    701,396      $    275,112       $        467        $        (46)      $    233,299      $    658,213
     ============      ============      ============       ============        ============       ============      ============

                                                            JANUS ASPEN
      JANUS ASPEN                         JANUS ASPEN         SERIES            LAZARD
        SERIES          JANUS ASPEN     SERIES MID CAP       WORLDWIDE        RETIREMENT        LORD ABBETT         MFS(R)
      BALANCED--      SERIES FORTY--       GROWTH--          GROWTH--        INTERNATIONAL     SERIES FUND--    INVESTORS TRUST
     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL        EQUITY         MID-CAP VALUE       SERIES--
        SHARES           SHARES(C)          SHARES            SHARES         PORTFOLIO(A)        PORTFOLIO       INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $    311,697      $        316      $         --      $     12,205      $        106      $     38,298      $        923
          (85,746)             (123)           (5,517)           (3,560)              (26)          (21,007)             (421)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          225,951               193            (5,517)            8,645                80            17,291               502
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        1,191,894               853            53,344           760,497               813         2,055,729             4,952
         (961,618)             (841)          (43,271)         (787,090)             (824)       (1,841,659)           (3,849)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          230,276                12            10,073           (26,593)              (11)          214,070             1,103
               --                --                --                --               162           523,295                --
          510,298             3,571           237,121            65,234             1,714          (189,675)           10,027
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          740,574             3,583           247,194            38,641             1,865           547,690            11,130
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    966,525      $      3,776      $    241,677      $     47,286      $      1,945      $    564,981      $     11,632
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                                           MORGAN STANLEY
                                                       MFS(R) NEW                         MORGAN STANLEY    UIF EMERGING
                                                        DISCOVERY      MFS(R) UTILITIES    UIF EMERGING       MARKETS
                                                        SERIES--           SERIES--       MARKETS DEBT--      EQUITY--
                                                      INITIAL CLASS     INITIAL CLASS        CLASS I          CLASS I
                                                     -------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $         --       $         --      $      3,075     $      4,906
  Mortality and expense risk charges...............         (1,757)               (25)             (122)          (4,570)
                                                      ------------       ------------      ------------     ------------
      Net investment income (loss).................         (1,757)               (25)            2,953              336
                                                      ------------       ------------      ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................        137,502              3,349             7,886          296,747
  Cost of investments sold.........................       (123,930)            (3,216)           (8,120)        (239,671)
                                                      ------------       ------------      ------------     ------------
      Net realized gain (loss) on investments......         13,572                133              (234)          57,076
  Realized gain distribution received..............             --                 --               654               --
  Change in unrealized appreciation (depreciation)
    on investments.................................         26,340              1,311             3,486          289,191
                                                      ------------       ------------      ------------     ------------
      Net gain (loss) on investments...............         39,912              1,444             3,906          346,267
                                                      ------------       ------------      ------------     ------------
        Net increase (decrease) in net assets
          resulting from operations................   $     38,155       $      1,419      $      6,859     $    346,603
                                                      ============       ============      ============     ============


                                                       SCUDDER VIT       SCUDDER VIT     T. ROWE PRICE
                                                     EAFE(R) EQUITY       SMALL CAP        BLUE CHIP      T. ROWE PRICE
                                                      INDEX FUND--      INDEX FUND--         GROWTH       EQUITY INCOME
                                                     CLASS A SHARES    CLASS A SHARES      PORTFOLIO        PORTFOLIO
                                                     -------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $         --      $     43,707      $      8,075     $    150,152
  Mortality and expense risk charges...............             (1)          (21,988)          (19,134)         (28,826)
                                                      ------------      ------------      ------------     ------------
      Net investment income (loss).................             (1)           21,719           (11,059)         121,326
                                                      ------------      ------------      ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................          1,452         1,067,890           194,511        1,594,564
  Cost of investments sold.........................         (1,275)         (922,941)         (179,007)      (1,449,100)
                                                      ------------      ------------      ------------     ------------
      Net realized gain (loss) on investments......            177           144,949            15,504          145,464
  Realized gain distribution received..............             --           187,454                --          500,340
  Change in unrealized appreciation (depreciation)
    on investments.................................           (143)           19,690           460,485         (393,123)
                                                      ------------      ------------      ------------     ------------
      Net gain (loss) on investments...............             34           352,093           475,989          252,681
                                                      ------------      ------------      ------------     ------------
        Net increase (decrease) in net assets
          resulting from operations................   $         33      $    373,812      $    464,930     $    374,007
                                                      ============      ============      ============     ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


    MORGAN STANLEY      PIMCO LOW        PIMCO REAL        PIMCO TOTAL
    UIF U.S. REAL      DURATION--         RETURN--          RETURN--            ROYCE             ROYCE
       ESTATE--      ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE       MICRO-CAP         SMALL-CAP
       CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES        PORTFOLIO       PORTFOLIO(D)
    --------------------------------------------------------------------------------------------------------
     $     29,914     $      7,099      $     29,465      $    197,249      $      4,065      $         --
           (8,316)            (694)           (2,404)          (15,210)           (1,605)              (27)
     ------------     ------------      ------------      ------------      ------------      ------------
           21,598            6,405            27,061           182,039             2,460               (27)
     ------------     ------------      ------------      ------------      ------------      ------------
          929,938            6,729            50,096         1,247,892            74,983                57
         (683,564)          (6,839)          (50,492)       (1,258,210)          (75,684)              (56)
     ------------     ------------      ------------      ------------      ------------      ------------
          246,374             (110)             (396)          (10,318)             (701)                1
           66,074              765            14,971           132,551            12,282             1,710
           80,835           (5,257)          (33,847)         (218,654)           70,495               638
     ------------     ------------      ------------      ------------      ------------      ------------
          393,283           (4,602)          (19,272)          (96,421)           82,076             2,349
     ------------     ------------      ------------      ------------      ------------      ------------
     $    414,881     $      1,803      $      7,789      $     85,618      $     84,536      $      2,322
     ============     ============      ============      ============      ============      ============

                                                                                                 VAN ECK
                                                                            T. ROWE PRICE       WORLDWIDE
                                                          T. ROWE PRICE       PERSONAL          ABSOLUTE
    T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE      NEW AMERICA        STRATEGY          RETURN--
      INDEX 500       INTERNATIONAL     LIMITED-TERM         GROWTH           BALANCED        INITIAL CLASS
     PORTFOLIO(B)    STOCK PORTFOLIO   BOND PORTFOLIO       PORTFOLIO         PORTFOLIO          SHARES
    --------------------------------------------------------------------------------------------------------
     $        124     $     10,408      $     11,085      $         --      $    115,904      $         --
              (13)          (1,772)             (871)             (552)          (18,522)             (222)
     ------------     ------------      ------------      ------------      ------------      ------------
              111            8,636            10,214              (552)           97,382              (222)
     ------------     ------------      ------------      ------------      ------------      ------------
            7,260           76,226           210,558           135,764           474,179             9,352
           (7,194)         (62,056)         (216,237)         (132,308)         (433,092)           (9,378)
     ------------     ------------      ------------      ------------      ------------      ------------
               66           14,170            (5,679)            3,456            41,087               (26)
               --            2,263                --                --            64,965                --
              421           63,425              (624)           15,905           203,506                28
     ------------     ------------      ------------      ------------      ------------      ------------
              487           79,858            (6,303)           19,361           309,558                 2
     ------------     ------------      ------------      ------------      ------------      ------------
     $        598     $     88,494      $      3,911      $     18,809      $    406,940      $       (220)
     ============     ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005,
and December 31, 2004

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                 BASIC VALUE--                    BOND--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $      3,166   $      1,542   $    203,072   $    152,789
    Net realized gain (loss) on investments.............         2,295            134          9,497         15,354
    Realized gain distribution received.................         7,231             --             --         55,836
    Change in unrealized appreciation (depreciation) on
      investments.......................................        19,467         42,210       (105,852)       (58,215)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        32,159         43,886        106,717        165,764
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       149,075         47,700        888,179        676,074
    Cost of insurance...................................       (26,931)       (23,020)      (173,078)      (144,716)
    Policyowners' surrenders............................           (21)       (13,117)            --             --
    Net transfers from (to) Fixed Account...............        86,525         18,396        586,450         50,993
    Transfers between Investment Divisions..............            --             --         90,682      1,420,778
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       208,648         29,959      1,392,233      2,003,129
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             9            (30)          (122)          (287)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       240,816         73,815      1,498,828      2,168,606
NET ASSETS:
    Beginning of year...................................       463,202        389,387      6,135,701      3,967,095
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $    704,018   $    463,202   $  7,634,529   $  6,135,701
                                                          ============   ============   ============   ============

                                                                                                MAINSTAY VP
                                                                  MAINSTAY VP                   HIGH YIELD
                                                                 GOVERNMENT--                CORPORATE BOND--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     32,460   $     35,223   $    367,858   $    264,599
    Net realized gain (loss) on investments.............         4,809            285         31,611         25,315
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (17,469)       (12,277)      (235,343)       160,323
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        19,800         23,231        164,126        450,237
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       247,306        210,905      1,870,451        799,643
    Cost of insurance...................................       (35,981)       (30,431)      (149,929)      (124,091)
    Policyowners' surrenders............................       (81,159)            --           (383)       (32,776)
    Net transfers from (to) Fixed Account...............        13,450        (14,459)       604,861         76,773
    Transfers between Investment Divisions..............       104,871         (5,906)        17,139        (59,049)
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       248,487        160,109      2,342,139        660,500
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (29)           (40)           (71)          (713)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       268,258        183,300      2,506,194      1,110,024
NET ASSETS:
    Beginning of year...................................     1,003,811        820,511      4,365,687      3,255,663
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  1,272,069   $  1,003,811   $  6,871,881   $  4,365,687
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through December 2005.
(h) For the period May 2005 (Commencement of Investments) through December 2005.
(i) For the period September 2005 (Commencement of Investments) through December 2005.
(j) For the period November 2005 (Commencement of Investments) through December 2005.
(k)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            MAINSTAY VP                                                 MAINSTAY VP                   MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (45,385)  $   (110,222)  $    283,789   $     94,181   $    655,619   $    913,341   $      6,018   $      3,809
        (177,306)   (12,788,142)           (26)         2,906        843,733     (9,577,927)         8,770          1,213
              --             --             --             --      1,061,242             --             --             --
       1,270,192     12,149,736            512            144      3,702,180     18,160,246         23,251          7,552
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,047,501       (748,628)       284,275         97,231      6,262,774      9,495,660         38,039         12,574
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         114,338        179,045     30,012,696     10,753,344        727,688      1,143,542        161,755         60,307
         (96,905)      (395,160)      (192,944)      (146,258)      (467,058)      (786,299)        (4,445)        (3,070)
            (455)        (2,025)            --       (726,942)            --             --       (107,997)            --
       9,508,412          1,234     (4,210,621)   298,939,665     (4,078,880)         7,384        135,572            866
        (327,937)   (11,641,842)    (6,824,941)  (302,042,021)        (4,211)    46,687,666        104,871        (20,213)
         (25,557)      (113,351)        (3,383)            --        (34,354)      (147,257)       (38,108)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,171,896    (11,972,099)    18,780,807      6,777,788     (3,856,815)    46,905,036        251,648         37,890
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             130          1,421            (24)           (96)         1,035         (2,679)            (8)            (5)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,219,527    (12,719,306)    19,065,058      6,874,923      2,406,994     56,398,017        289,679         50,459
       8,674,119     21,393,425     15,402,406      8,527,483     87,579,350     31,181,333        229,085        178,626
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,893,646   $  8,674,119   $ 34,467,464   $ 15,402,406   $ 89,986,344   $ 87,579,350   $    518,764   $    229,085
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                                      MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   LORD ABBETT
         INCOME & GROWTH--          INTERNATIONAL EQUITY--          LARGE CAP GROWTH--            DEVELOPING GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005         2004(A)
    ---------------------------------------------------------------------------------------------------------------------
    $      9,768   $        816   $    594,211   $    290,493   $     (2,531)  $     (1,367)  $         --   $         --
           1,209             32        391,165          1,717        (74,774)       (11,409)            --             16
              --             --      2,383,016             --             --             --             --             --
           3,622          5,158        693,445      6,570,463         93,685         (4,861)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          14,599          6,006      4,061,837      6,862,673         16,380        (17,637)            --             16
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         454,406             --      2,349,646      2,328,805         58,225         98,096             --             --
          (8,255)          (578)    (1,320,379)      (612,325)       (15,782)       (16,419)            --             --
              --             --       (130,532)        (4,383)      (105,596)       (23,688)            --             --
           4,961         43,830      1,230,363         30,032           (190)        10,717             --          2,187
         418,594             --         12,929     28,897,685        104,871       (144,829)            --         (2,203)
              --             --        (72,802)       (85,191)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         869,706         43,252      2,069,225     30,554,623         41,528        (76,123)            --            (16)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --            539         (6,952)            18             19             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         884,305         49,258      6,131,601     37,410,344         57,926        (93,741)            --             --
          53,261          4,003     53,806,037     16,395,693        316,356        410,097             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    937,566   $     53,261   $ 59,937,638   $ 53,806,037   $    374,282   $    316,356   $         --   $         --
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005,
and December 31, 2004

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                MID CAP CORE--               MID CAP GROWTH--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005         2004(A)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    125,248   $    121,319   $       (739)  $        (20)
    Net realized gain (loss) on investments.............       104,195         19,453          9,643             11
    Realized gain distribution received.................     4,044,267        728,829            209             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................     1,608,860      4,943,357         42,911          8,061
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     5,882,570      5,812,958         52,024          8,052
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................         9,504         29,153        107,694         90,885
    Cost of insurance...................................      (176,609)       (67,684)        (4,973)          (389)
    Policyowners' surrenders............................        (2,070)        (2,328)            --             --
    Net transfers from (to) Fixed Account...............      (304,076)         1,862        165,859         44,973
    Transfers between Investment Divisions..............        38,797     32,230,129          2,128             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............      (434,454)    32,191,132        270,708        135,469
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (675)        (2,022)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     5,447,441     38,002,068        322,732        143,521
NET ASSETS:
    Beginning of year...................................    38,047,460         45,392        143,521             --
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $ 43,494,901   $ 38,047,460   $    466,253   $    143,521
                                                          ============   ============   ============   ============

                                                                  MAINSTAY VP                 ALGER AMERICAN
                                                                    VALUE--                 LEVERAGED ALLCAP--
                                                                 INITIAL CLASS                CLASS O SHARES
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005         2004(A)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)                          $  1,272,924   $  1,270,130   $        (77)  $        (11)
    Net realized gain (loss) on investments                    425,309         22,728          4,213             (5)
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................     6,069,743     10,379,156            712            886
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     7,767,976     11,672,014          4,848            870
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       493,266         14,005         48,470            438
    Cost of insurance...................................      (630,645)      (287,257)          (385)           (98)
    Policyowners' surrenders............................            --             --              3             --
    Net transfers from (to) Fixed Account...............      (803,283)            51        (34,716)        11,332
    Transfers between Investment Divisions..............       (67,376)   118,619,011         (4,255)            --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    (1,008,038)   118,345,810          9,117         11,672
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         1,054         (3,019)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     6,760,992    130,014,805         13,965         12,542
NET ASSETS:
    Beginning of year...................................   130,076,041         61,236         12,542             --
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $136,837,033   $130,076,041   $     26,507   $     12,542
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through December 2005.
(h) For the period May 2005 (Commencement of Investments) through December 2005.
(i) For the period September 2005 (Commencement of Investments) through December 2005.
(j) For the period November 2005 (Commencement of Investments) through December 2005.
(k)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP VALUE--             S&P 500(R) INDEX--            SMALL CAP GROWTH--              TOTAL RETURN--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005         2004(C)          2005           2004           2005         2004(A)          2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    296,620   $    365,443   $    720,969   $  1,107,254   $       (117)  $         (6)  $     17,300   $     13,755
          44,744          5,874       (499,116)    (1,013,354)         2,703             (4)       (14,605)      (132,742)
       2,608,661        470,229             --             --            593             --             --             --
          17,058      5,630,421      5,221,670     10,169,524           (415)           450         89,220        177,796
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,967,083      6,471,967      5,443,523     10,263,424          2,764            440         91,915         58,809
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          96,927             --      6,342,477      2,706,684         92,350            917        200,468        279,647
        (256,992)      (103,276)    (3,026,783)    (2,467,862)          (734)           (69)       (37,174)       (32,908)
            (722)            --       (192,828)       (43,348)           (70)            --             --             --
          71,483         10,999     (4,498,125)       (90,146)       (65,948)         4,803        263,802             --
              --     48,302,687        184,822     28,346,643             --             --         11,029       (201,106)
              --             --       (164,185)      (491,671)            --             --            345             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (89,304)    48,210,410     (1,354,622)    27,960,300         25,598          5,651        438,470         45,633
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             879         (2,244)         5,274         (8,509)            --             --              1            (67)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,878,658     54,680,133      4,094,175     38,215,215         28,362          6,091        530,386        104,375
      54,680,133             --    131,638,529     93,423,314          6,091             --      1,360,643      1,256,268
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 57,558,791   $ 54,680,133   $135,732,704   $131,638,529   $     34,453   $      6,091   $  1,891,029   $  1,360,643
    ============   ============   ============   ============   ============   ============   ============   ============

          ALGER AMERICAN                   AMERICAN              BARON CAPITAL
      SMALL CAPITALIZATION--         CENTURY(R) VP VALUE--          ASSET--                  CALVERT                  DAVIS
          CLASS O SHARES                   CLASS II             INSURANCE SHARES         SOCIAL BALANCED         VALUE PORTFOLIO
    ---------------------------   ---------------------------   ----------------   ---------------------------   ---------------
        2005           2004           2005         2004(C)          2005(K)            2005           2004           2005(K)
    ----------------------------------------------------------------------------------------------------------------------------
    $     (1,193)  $     (1,564)  $        827   $        (84)    $         --     $      9,645   $      6,380    $      1,904
         107,305          1,807         (1,309)            (1)              --           38,366            365              --
              --             --         18,933             --               --               --             --              --
         (68,058)        46,395         (5,719)         8,203              457           14,651         14,825          (4,820)
    ------------   ------------   ------------   ------------     ------------     ------------   ------------    ------------
          38,054         46,638         12,732          8,118              457           62,662         21,570          (2,916)
    ------------   ------------   ------------   ------------     ------------     ------------   ------------    ------------
         143,157         76,963        100,580             --               --          529,974        339,788              --
          (5,567)        (4,912)        (4,986)          (938)              --          (15,107)        (5,646)             --
        (118,427)       (24,433)        (1,491)            --               --         (773,021)       (21,315)             --
         (28,729)        10,046        (32,634)            --          127,300          (81,989)        62,550              --
        (223,158)        28,691         56,455        104,999               --          740,480        (15,065)        203,000
            (581)            --             --             --               --               --             --              --
    ------------   ------------   ------------   ------------     ------------     ------------   ------------    ------------
        (233,305)        86,355        117,924        104,061          127,300          400,337        360,312         203,000
    ------------   ------------   ------------   ------------     ------------     ------------   ------------    ------------
              10            (48)            --             (2)              --              (21)            (2)             --
    ------------   ------------   ------------   ------------     ------------     ------------   ------------    ------------
        (195,241)       132,945        130,656        112,177          127,757          462,978        381,880         200,084
         403,932        270,987        112,177             --               --          409,318         27,438              --
    ------------   ------------   ------------   ------------     ------------     ------------   ------------    ------------
    $    208,691   $    403,932   $    242,833   $    112,177     $    127,757     $    872,296   $    409,318    $    200,084
    ============   ============   ============   ============     ============     ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005,
and December 31, 2004

                                                                  DREYFUS IP                    DREYFUS VIF
                                                              TECHNOLOGY GROWTH--          DEVELOPING LEADERS--
                                                                INITIAL SHARES                INITIAL SHARES
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (1,307)  $       (225)  $       (785)  $       (329)
    Net realized gain (loss) on investments.............         2,774         (2,683)         1,524         53,182
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        26,907            215         20,303        (26,678)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        28,374         (2,693)        21,042         26,175
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        89,630          4,703        102,286        155,905
    Cost of insurance...................................        (4,456)        (2,031)        (7,080)        (7,004)
    Policyowners' surrenders............................            --             --           (931)        (2,200)
    Net transfers from (to) Fixed Account...............       (63,380)        11,606         20,770         (3,609)
    Transfers between Investment Divisions..............       153,394        120,025         (4,470)      (167,209)
    Policyowners' death benefits........................            --             --           (568)            --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       175,188        134,303        110,007        (24,117)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (1)            --              5            (10)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       203,561        131,610        131,054          2,048
NET ASSETS:
    Beginning of year...................................       132,576            966        200,078        198,030
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $    336,137   $    132,576   $    331,132   $    200,078
                                                          ============   ============   ============   ============

                                                                                              FIDELITY(R) VIP
                                                                FIDELITY(R) VIP                 INVESTMENT
                                                                  INDEX 500--                  GRADE BOND--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2005           2004           2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     74,929   $       (124)  $     37,551   $     24,338
    Net realized gain (loss) on investments.............        65,299        (39,884)       (10,599)        48,400
    Realized gain distribution received.................            --             --         25,436         21,195
    Change in unrealized appreciation (depreciation) on
      investments.......................................       517,985        531,743        (14,816)       (11,971)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       658,213        491,735         37,572         81,962
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     7,303,982      2,737,942        673,342        403,714
    Cost of insurance...................................      (226,202)       (60,805)       (31,136)       (23,733)
    Policyowners' surrenders............................        (8,484)        (1,494)       (16,661)       (12,622)
    Net transfers from (to) Fixed Account...............     1,330,138      2,732,857        319,590        (54,465)
    Transfers between Investment Divisions..............     1,201,225         73,261        321,703         29,497
    Policyowners' death benefits........................          (566)            --         (3,341)            --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     9,600,093      5,481,761      1,263,497        342,391
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             9            (14)            (7)           (17)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    10,258,315      5,973,482      1,301,062        424,336
NET ASSETS:
    Beginning of year...................................     6,367,716        394,234      1,040,192        615,856
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $ 16,626,031   $  6,367,716   $  2,341,254   $  1,040,192
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through December 2005.
(h) For the period May 2005 (Commencement of Investments) through December 2005.
(i) For the period September 2005 (Commencement of Investments) through December 2005.
(j) For the period November 2005 (Commencement of Investments) through December 2005.
(k)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                FIDELITY(R) VIP   FIDELITY(R) VIP
          FIDELITY(R) VIP               FIDELITY(R) VIP          FREEDOM 2010      FREEDOM 2020           FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY INCOME--           PORTFOLIO--       PORTFOLIO--              GROWTH--
           INITIAL CLASS                 INITIAL CLASS          INITIAL SHARES    INITIAL SHARES           INITIAL CLASS
    ---------------------------   ---------------------------   ---------------   ---------------   ---------------------------
        2005           2004           2005           2004           2005(K)           2005(K)           2005           2004
    ---------------------------------------------------------------------------------------------------------------------------
    $     (3,834)  $     (1,629)  $     40,800   $     13,765    $      1,081      $        475     $        595   $     (1,421)
          73,994         31,690         26,380          2,077              --                --           18,020        (24,713)
             595             --        141,663          6,577              --                --               --             --
         630,641        248,467         66,269        304,640            (614)             (521)         214,684        134,390
    ------------   ------------   ------------   ------------    ------------      ------------     ------------   ------------
         701,396        278,528        275,112        327,059             467               (46)         233,299        108,256
    ------------   ------------   ------------   ------------    ------------      ------------     ------------   ------------
       1,361,219        603,934      1,336,625      1,125,683         220,433            82,662        1,476,571      1,009,524
         (93,817)       (48,621)       (91,023)       (67,313)             --                --          (30,149)       (16,111)
         (22,011)       (41,926)        (6,389)       (23,835)             --                --             (671)            --
         914,912         59,912        672,091        737,638              --                --          373,028        592,390
         807,606        453,390        (37,586)         2,615              --                --           (5,559)         3,107
            (495)            --             --             --              --                --               --             --
    ------------   ------------   ------------   ------------    ------------      ------------     ------------   ------------
       2,967,414      1,026,689      1,873,718      1,774,788         220,433            82,662        1,813,220      1,588,910
    ------------   ------------   ------------   ------------    ------------      ------------     ------------   ------------
             (94)          (150)            51           (141)             --                --                3              1
    ------------   ------------   ------------   ------------    ------------      ------------     ------------   ------------
       3,668,716      1,305,067      2,148,881      2,101,706         220,900            82,616        2,046,522      1,697,167
       2,555,437      1,250,370      3,657,987      1,556,281              --                --        1,905,522        208,355
    ------------   ------------   ------------   ------------    ------------      ------------     ------------   ------------
    $  6,224,153   $  2,555,437   $  5,806,868   $  3,657,987    $    220,900      $     82,616     $  3,952,044   $  1,905,522
    ============   ============   ============   ============    ============      ============     ============   ============

                                                                                                      JANUS ASPEN
          FIDELITY(R) VIP               FIDELITY(R) VIP            FIDELITY(R) VIP VALUE                SERIES
             MID-CAP--                    OVERSEAS--                   STRATEGIES--                   BALANCED--
           INITIAL CLASS                 INITIAL CLASS                SERVICE CLASS 2            INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005         2004(E)          2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (27,369)  $     (4,309)  $     (1,481)  $       (451)  $       (246)  $         (8)  $    225,951   $    203,306
         257,535         (1,267)        33,973         (5,761)           553              6        230,276         70,663
          90,375             --          4,048             --            905             --             --             --
       1,124,135        657,216        542,300         88,783          4,851          3,009        510,298        671,802
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,444,676        651,640        578,840         82,571          6,063          3,007        966,525        945,771
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,681,799      2,073,654      2,070,464        370,245         64,256             --        790,409        695,783
        (103,802)       (35,204)       (34,667)        (5,275)        (1,737)           (51)      (391,439)      (341,843)
          (1,351)       (10,794)            --             --         (2,527)            --           (659)       (28,074)
       1,513,327      1,569,137        148,804        264,058         30,412         23,884         54,597        633,761
         303,538        288,613        826,210        (16,633)         5,955             --       (522,881)       200,813
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,393,511      3,885,406      3,010,811        612,395         96,359         23,833        (69,973)     1,160,440
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (22)           (41)            (6)            (1)            --             --           (216)        (1,033)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,838,165      4,537,005      3,589,645        694,965        102,422         26,840        896,336      2,105,178
       4,813,424        276,419        704,663          9,698         26,840             --     13,365,988     11,260,810
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 10,651,589   $  4,813,424   $  4,294,308   $    704,663   $    129,262   $     26,840   $ 14,262,324   $ 13,365,988
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005,
and December 31, 2004

                                                                                         JANUS ASPEN
                                                              JANUS ASPEN                  SERIES
                                                             SERIES FORTY--           MID CAP GROWTH--
                                                          INSTITUTIONAL SHARES      INSTITUTIONAL SHARES
                                                          --------------------   ---------------------------
                                                                2005(I)              2005         2004(A)
                                                          --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................      $        193       $     (5,517)  $       (470)
    Net realized gain (loss) on investments.............                12             10,073        (12,886)
    Realized gain distribution received.................                --                 --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................             3,571            237,121         94,790
                                                              ------------       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................             3,776            241,677         81,434
                                                              ------------       ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................           193,728          1,564,589        382,722
    Cost of insurance...................................              (730)           (22,343)        (5,140)
    Policyowners' surrenders............................                --                 --             --
    Net transfers from (to) Fixed Account...............           110,151            329,582        157,821
    Transfers between Investment Divisions..............                --            636,653         21,498
    Policyowners' death benefits........................                --               (587)            --
                                                              ------------       ------------   ------------
      Net contributions and (withdrawals)...............           303,149          2,507,894        556,901
                                                              ------------       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................                --                 --             --
                                                              ------------       ------------   ------------
        Increase (decrease) in net assets...............           306,925          2,749,571        638,335
NET ASSETS:
    Beginning of year...................................                --            638,335             --
                                                              ------------       ------------   ------------
    End of year.........................................      $    306,925       $  3,387,906   $    638,335
                                                              ============       ============   ============

                                                                    MFS(R)
                                                                 NEW DISCOVERY                    MFS(R)
                                                                   SERIES--                 UTILITIES SERIES--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2005         2004(A)          2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (1,757)  $       (301)  $        (25)  $      3,215
    Net realized gain (loss) on investments.............        13,572           (709)           133         28,630
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        26,340         39,907          1,311        (19,528)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        38,155         38,897          1,419         12,317
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       222,612        120,009         13,483          3,978
    Cost of insurance...................................        (4,364)        (1,100)          (307)        (3,132)
    Policyowners' surrenders............................           (68)            --           (920)            --
    Net transfers from (to) Fixed Account...............        21,687        155,463         10,128             --
    Transfers between Investment Divisions..............         2,964          1,987             --       (237,385)
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       242,831        276,359         22,384       (236,539)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             --             --            (11)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       280,986        315,256         23,803       (224,233)
NET ASSETS:
    Beginning of year...................................       315,256             --             --        224,233
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $    596,242   $    315,256   $     23,803   $         --
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through December 2005.
(h) For the period May 2005 (Commencement of Investments) through December 2005.
(i) For the period September 2005 (Commencement of Investments) through December 2005.
(j) For the period November 2005 (Commencement of Investments) through December 2005.
(k)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            JANUS ASPEN                                          LORD ABBETT                     MFS(R)
              SERIES               LAZARD RETIREMENT            SERIES FUND--                   INVESTORS
        WORLDWIDE GROWTH--        INTERNATIONAL EQUITY          MID-CAP VALUE                TRUST SERIES--
       INSTITUTIONAL SHARES            PORTFOLIO                  PORTFOLIO                   INITIAL CLASS
    ---------------------------   --------------------   ---------------------------   ---------------------------
        2005           2004             2005(G)              2005           2004           2005           2004
    --------------------------------------------------------------------------------------------------------------
    $      8,645   $      2,756       $         80       $     17,291   $     11,554   $        502   $        399
         (26,593)       (21,965)               (11)           214,070          8,529          1,103            633
              --             --                162            523,295         81,840             --             --
          65,234         51,288              1,714           (189,675)       695,782         10,027         11,314
    ------------   ------------       ------------       ------------   ------------   ------------   ------------
          47,286         32,079              1,945            564,981        797,705         11,632         12,346
    ------------   ------------       ------------       ------------   ------------   ------------   ------------
         265,319        183,330             15,988          3,347,097      3,848,921             --         52,041
         (24,369)       (22,180)              (410)          (148,685)       (53,110)        (4,558)        (4,128)
            (615)        (4,782)              (513)           (11,530)            --             --             --
         115,260         58,628              9,366           (611,438)       601,673             --             --
        (278,479)            --                 --                 --        499,603             --             --
              --             --                 --            (11,712)            --             --             --
    ------------   ------------       ------------       ------------   ------------   ------------   ------------
          77,116        214,996             24,431          2,563,732      4,897,087         (4,558)        47,913
    ------------   ------------       ------------       ------------   ------------   ------------   ------------
              24            (52)                --                  9            (53)            (2)            (4)
    ------------   ------------       ------------       ------------   ------------   ------------   ------------
         124,426        247,023             26,376          3,128,722      5,694,739          7,072         60,255
         714,581        467,558                 --          6,039,906        345,167        168,919        108,664
    ------------   ------------       ------------       ------------   ------------   ------------   ------------
    $    839,007   $    714,581       $     26,376       $  9,168,628   $  6,039,906   $    175,991   $    168,919
    ============   ============       ============       ============   ============   ============   ============

                                                                                                           PIMCO
        MORGAN STANLEY UIF             MORGAN STANLEY UIF             MORGAN STANLEY UIF              LOW DURATION--
         EMERGING MARKETS               EMERGING MARKETS              U.S. REAL ESTATE--              ADMINISTRATIVE
           DEBT--CLASS I                EQUITY--CLASS I                    CLASS I                     CLASS SHARES
    ---------------------------   ----------------------------   ----------------------------   ---------------------------
        2005         2004(A)          2005           2004            2005           2004            2005         2004(F)
    -----------------------------------------------------------------------------------------------------------------------
    $      2,953   $      7,811   $        336   $        (221)  $     21,598   $      15,629   $      6,405   $        564
            (234)        (9,918)        57,076           3,797        246,374          28,598           (110)            (1)
             654          3,661             --              --         66,074          21,270            765            610
           3,486             30        289,191          78,260         80,835         336,718         (5,257)        (1,162)
    ------------   ------------   ------------   -------------   ------------   -------------   ------------   ------------
           6,859          1,584        346,603          81,836        414,881         402,215          1,803             11
    ------------   ------------   ------------   -------------   ------------   -------------   ------------   ------------
          10,035         57,061        678,038         292,089      1,181,102         595,111          2,127             --
            (677)        (1,307)       (15,653)         (5,164)       (27,187)        (18,941)        (5,696)          (646)
              --             --       (262,081)         (8,493)        (6,636)         (2,721)          (557)            --
          54,318         50,741         61,337          13,279        177,873         118,919          9,163             --
           8,624       (107,646)       235,712         105,645       (275,594)          7,817         78,878        201,160
              --             --             --              --         (3,137)             --             --             --
    ------------   ------------   ------------   -------------   ------------   -------------   ------------   ------------
          72,300         (1,151)       697,353         397,356      1,046,421         700,185         83,915        200,514
    ------------   ------------   ------------   -------------   ------------   -------------   ------------   ------------
              (2)            --            (41)            (10)           (34)            (83)            (1)            --
    ------------   ------------   ------------   -------------   ------------   -------------   ------------   ------------
          79,157            433      1,043,915         479,182      1,461,268       1,102,317         85,717        200,525
             433             --        510,062          30,880      1,760,490         658,173        200,525             --
    ------------   ------------   ------------   -------------   ------------   -------------   ------------   ------------
    $     79,590   $        433   $  1,553,977   $     510,062   $  3,221,758   $   1,760,490   $    286,242   $    200,525
    ============   ============   ============   =============   ============   =============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005,
and December 31, 2004

                                                                  PIMCO REAL                    PIMCO TOTAL
                                                                   RETURN--                      RETURN--
                                                                ADMINISTRATIVE                ADMINISTRATIVE
                                                                 CLASS SHARES                  CLASS SHARES
                                                          ---------------------------   ---------------------------
                                                              2005         2004(F)          2005         2004(C)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     27,061   $        228   $    182,039   $     14,903
    Net realized gain (loss) on investments.............          (396)            --        (10,318)         1,147
    Realized gain distribution received.................        14,971          3,135        132,551         38,301
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (33,847)        (1,517)      (218,654)       (11,326)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         7,789          1,846         85,618         43,025
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,198,758             --      4,232,903      2,469,632
    Cost of insurance...................................       (22,003)          (232)      (116,878)       (24,841)
    Policyowners' surrenders............................            --             --         (1,813)            --
    Net transfers from (to) Fixed Account...............        82,553             --        300,689        539,259
    Transfers between Investment Divisions..............         4,363        100,580      1,078,193             --
    Policyowners' death benefits........................            --             --         (5,037)            --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     1,263,671        100,348      5,488,057      2,984,050
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (1)            --             (1)            --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     1,271,459        102,194      5,573,674      3,027,075
NET ASSETS:
    Beginning of year...................................       102,194             --      3,027,075             --
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  1,373,653   $    102,194   $  8,600,749   $  3,027,075
                                                          ============   ============   ============   ============

                                                                 T. ROWE PRICE                 T. ROWE PRICE
                                                               BLUE CHIP GROWTH                EQUITY INCOME
                                                                   PORTFOLIO                     PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2005         2004(D)          2005           2004
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    (11,059)  $     21,267   $    121,326   $     48,422
    Net realized gain (loss) on investments.............        15,504          1,495        145,464         26,401
    Realized gain distribution received.................            --             --        500,340        108,674
    Change in unrealized appreciation (depreciation) on
      investments.......................................       460,485        345,717       (393,123)       427,083
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       464,930        368,479        374,007        610,580
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     2,809,840      4,115,558      3,801,757      3,393,656
    Cost of insurance...................................      (152,473)       (47,202)      (194,291)      (106,069)
    Policyowners' surrenders............................        (8,594)            --       (394,951)       (17,542)
    Net transfers from (to) Fixed Account...............       503,029        149,860      1,289,593        304,529
    Transfers between Investment Divisions..............            --        115,051        579,636        (63,144)
    Policyowners' death benefits........................       (20,784)            --        (55,992)            --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     3,131,018      4,333,267      5,025,752      3,511,430
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             2             (5)            59           (134)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     3,595,950      4,701,741      5,399,818      4,121,876
NET ASSETS:
    Beginning of year...................................     4,701,741             --      6,075,937      1,954,061
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  8,297,691   $  4,701,741   $ 11,475,755   $  6,075,937
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through December 2005.
(h) For the period May 2005 (Commencement of Investments) through December 2005.
(i) For the period September 2005 (Commencement of Investments) through December 2005.
(j) For the period November 2005 (Commencement of Investments) through December 2005.
(k)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

               ROYCE                 ROYCE           SCUDDER VIT EAFE(R)               SCUDDER VIT
             MICRO-CAP             SMALL-CAP         EQUITY INDEX FUND--         SMALL CAP INDEX FUND--
             PORTFOLIO             PORTFOLIO           CLASS A SHARES                CLASS A SHARES
    ---------------------------   ------------   ---------------------------   ---------------------------
        2005         2004(F)        2005(J)          2005         2004(E)          2005           2004
    ------------------------------------------------------------------------------------------------------
    $      2,460   $        (44)  $        (27)  $         (1)  $         (1)  $     21,719   $       (592)
            (701)           (25)             1            177             --        144,949        (19,227)
          12,282          9,880          1,710             --             --        187,454             --
          70,495          2,990            638           (143)           143         19,690        168,426
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          84,536         12,801          2,322             33            142        373,812        148,607
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         114,313        181,770             --             --             --      1,031,110        989,656
         (10,115)          (426)           (30)            (4)            (2)       (42,812)        (9,338)
            (478)            --             --             --             --         (3,975)            --
         310,688             --        185,191             --          1,278      1,728,352        280,402
           4,363        100,580             --         (1,447)            --        178,761      4,485,627
              --             --             --             --             --         (3,483)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         418,771        281,924        185,161         (1,451)         1,276      2,887,953      5,746,347
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
              (5)            (1)            --             --             --             (1)            (3)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         503,302        294,724        187,483         (1,418)         1,418      3,261,764      5,894,951
         294,724             --             --          1,418             --      5,895,945            994
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    798,026   $    294,724   $    187,483   $         --   $      1,418   $  9,157,709   $  5,895,945
    ============   ============   ============   ============   ============   ============   ============

    T. ROWE PRICE          T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE
      INDEX 500         INTERNATIONAL STOCK            LIMITED-TERM BOND            NEW AMERICA GROWTH
      PORTFOLIO              PORTFOLIO                     PORTFOLIO                     PORTFOLIO
    -------------   ---------------------------   ---------------------------   ---------------------------
       2005(H)          2005         2004(B)          2005           2004           2005         2004(F)
    -------------------------------------------------------------------------------------------------------
    $        111    $      8,636   $      3,459   $     10,214   $      5,293   $       (552)  $         --
              66          14,170             16         (5,679)           (32)         3,456             --
              --           2,263             --             --             --             --             --
             421          63,425         34,636           (624)        (3,862)        15,905            364
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
             598          88,494         38,111          3,911          1,399         18,809            364
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
          10,400         111,945         18,978        102,423         79,483        301,434         45,879
            (435)        (13,673)        (3,890)        (7,119)        (2,602)        (4,957)            --
              --            (359)            --         (2,644)        (3,719)          (998)            --
          13,220          28,928        175,216        118,915         20,319        150,782          2,468
              --          66,927        138,837        (56,790)        34,444         10,468             --
              --              --             --         (3,361)            --             --             --
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
          23,185         193,768        329,141        151,424        127,925        456,729         48,347
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
              --             (10)            (5)            (1)            (1)            (2)            --
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
          23,783         282,252        367,247        155,334        129,323        475,536         48,711
              --         367,247             --        263,222        133,899         48,711             --
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $     23,783    $    649,499   $    367,247   $    418,556   $    263,222   $    524,247   $     48,711
    ============    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005,
and December 31, 2004

                                                                 T. ROWE PRICE                    VAN ECK
                                                               PERSONAL STRATEGY                 WORLDWIDE
                                                                   BALANCED                  ABSOLUTE RETURN--
                                                                   PORTFOLIO               INITIAL CLASS SHARES
                                                          ---------------------------   ---------------------------
                                                              2005         2004(B)          2005         2004(A)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     97,382   $     12,106   $       (222)  $         (9)
    Net realized gain (loss) on investments.............        41,087         (4,534)           (26)            (1)
    Realized gain distribution received.................        64,965          7,983             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       203,506        142,798             28            (20)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       406,940        158,353           (220)           (30)
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     2,168,618      1,919,381         38,629            217
    Cost of insurance...................................       (68,712)       (18,109)          (383)           (99)
    Policyowners' surrenders............................           (23)            --            (11)            --
    Net transfers from (to) Fixed Account...............        59,809         25,277         31,967          7,088
    Transfers between Investment Divisions..............        43,108      3,099,609         (4,260)         2,203
    Policyowners' death benefits........................        (4,094)            --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     2,198,706      5,026,158         65,942          9,409
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     2,605,646      5,184,511         65,722          9,379
NET ASSETS:
    Beginning of year...................................     5,184,511             --          9,379             --
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  7,790,157   $  5,184,511   $     75,101   $      9,379
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.
(g) For the period March 2005 (Commencement of Investments) through December 2005.
(h) For the period May 2005 (Commencement of Investments) through December 2005.
(i) For the period September 2005 (Commencement of Investments) through December 2005.
(j) For the period November 2005 (Commencement of Investments) through December 2005.
(k)  For the period December 2005 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies") and CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC, NYLIFE Distributors LLC is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc., the A I M Advisors, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the BAMCO, Inc., the Calvert Variable Series, Inc., the Davis Selected Advisors, L.P., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, Lazard Asset Management LLC, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), Pacific Investment Management Company LLC, the Universal Institutional Funds, Inc., Scudder VIT Funds, Royce and Associates, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the Van Eck Associates Corporation (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.
New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation and Lord Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.
The following Investment Divisions are available to CSVUL policyowners: Mainstay VP Basic Value (formerly known as Mainstay VP Dreyfus Large Company Value), Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Common Stock (formerly known as Mainstay VP Growth Equity), Mainstay VP Convertible, Mainstay VP Government, Mainstay VP High Yield Corporate Bond, Mainstay VP Income and Growth (formerly known as Mainstay VP American Century Income and Growth), Mainstay VP International Equity, Mainstay VP Large Cap Growth (formerly known as Mainstay VP Growth), Mainstay VP S&P 500(R) Index (formerly known as Mainstay VP Indexed Equity), Mainstay VP Total Return, Mainstay VP Value, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Fidelity(R) VIP Contrafund(R) -- Initial Class, Fidelity(R) VIP Equity Income -- Initial Class, Janus Aspen Series
Balanced -- Institutional Shares, Janus Aspen Series Worldwide
Growth -- Institutional Shares, Morgan Stanley UIF Emerging Markets
Equity -- Class I, and T. Rowe Price Equity Income Portfolio.
The following Investment Divisions are available to CESVUL2, CESVUL3 and CESVUL4 policyowners: Mainstay VP Basic Value (formerly known as Mainstay VP Dreyfus Large Company Value), Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Common Stock (formerly known as Mainstay VP Growth Equity), Mainstay VP Convertible, Mainstay VP Floating Rate, Mainstay VP Government, Mainstay VP High Yield Corporate Bond, Mainstay VP Income and Growth (formerly known as Mainstay VP American Century Income and Growth), Mainstay VP International Equity, Mainstay VP Large Cap Growth (formerly known as Mainstay VP Growth), Mainstay VP Mid Cap Core, Mainstay VP Mid Cap Growth, Mainstay VP Mid Cap Value, Mainstay VP S&P 500(R) Index (formerly known as Mainstay VP Indexed Equity), Mainstay VP Small Cap Growth, Mainstay VP Value, A I M V.I. Real Estate Fund -- Series I Shares, Alger American Leveraged AllCap -- Class O Shares, Alger American Small
Capitalization -- Class O Shares, American Century(R) VP Value -- Class II, Baron Capital Assets -- Insurance Shares, Calvert Social Balanced, Davis Value Portfolio, Dreyfus IP Emerging Leaders -- Initial Shares, Dreyfus IP Technology Growth -- Initial Shares, Dreyfus VIF Developing Leaders -- Initial Shares (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP
Contrafund(R) -- Initial Class, Fidelity(R) VIP Equity-Income -- Initial Class, Fidelity(R) VIP Freedom 2010 Portfolio -- Initial Shares, Fidelity(R) VIP Freedom 2020 Portfolio -- Initial Shares, Fidelity(R) VIP Freedom 2030
Portfolio -- Initial Shares, Fidelity(R) VIP Growth -- Initial Class, Fidelity(R) VIP Index 500 -- Initial Class, Fidelity(R) VIP Investment Grade Bond -- Initial Class, Fidelity(R) VIP Mid-Cap -- Initial Class, Fidelity(R) VIP Overseas -- Initial Class, Fidelity(R) VIP Value Strategies -- Service Class 2, Janus Aspen Series Balanced -- Institutional Shares, Janus Aspen Series
Forty -- Institutional Shares, Janus Aspen Series Mid Cap
Growth -- Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide Growth -- Institutional Shares, Lazard Retirement International Equity Portfolio, Lord Abbett Series Fund -- Mid-Cap Value Portfolio, MFS(R) New Discovery Series -- Initial Class, MFS(R) Utilities Series -- Initial Class, Morgan Stanley UIF Emerging Markets Debt -- Class I,

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

Morgan Stanley UIF Emerging Markets Equity -- Class I, Morgan Stanley UIF U.S. Real Estate -- Class I, Pimco All Asset -- Administrative Class Shares, Pimco Low Duration -- Administrative Class Shares, Pimco Real Return -- Administrative Class Shares, Pimco Total Return -- Administrative Class Shares, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, Scudder VIT Small Cap Index Fund -- Class A Shares, T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Index 500 Portfolio, T. Rowe Price International Stock Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price New America Growth Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio and Van Eck Worldwide Absolute Return -- Initial Class Shares.

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following investment division: Mainstay VP Floating Rate, A I M V.I. Real Estate Fund -- Series I Shares, Dreyfus IP Emerging Leaders -- Initial Shares, Fidelity(R) VIP Freedom Series 2030 Portfolio -- Initial Shares, and Pimco All Asset -- Administrative Class Shares.

Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

NOTE 2-- Investments (in 000's)
--------------------------------------------------------------------------------

At December 31, 2005, the investment of CSVUL Separate Account-I are as follows:


                                                                             MAINSTAY VP                      MAINSTAY VP
                                             MAINSTAY VP     MAINSTAY VP       CAPITAL        MAINSTAY VP       COMMON
                                            BASIC VALUE--      BOND--       APPRECIATION--       CASH           STOCK--
                                            INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     MANAGEMENT     INITIAL CLASS
                                            ------------------------------------------------------------------------------
Number of shares..........................          61             581              811          34,330           4,165
Identified cost...........................    $    649        $  7,768         $ 17,729        $ 34,330        $ 78,166


                                             MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                               MID CAP       MAINSTAY VP     S&P 500(R)       SMALL CAP         TOTAL
                                              GROWTH--         MID CAP         INDEX--        GROWTH--        RETURN--
                                            INITIAL CLASS       VALUE       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                            -----------------------------------------------------------------------------
Number of shares..........................          34           4,672           5,383               3             108
Identified cost...........................    $    415        $ 51,945        $141,115        $     34        $  1,742

  Investment activity for the year ended December 31, 2005, was as follows:


                                                                             MAINSTAY VP                      MAINSTAY VP
                                             MAINSTAY VP     MAINSTAY VP       CAPITAL        MAINSTAY VP       COMMON
                                            BASIC VALUE--      BOND--       APPRECIATION--       CASH           STOCK--
                                            INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     MANAGEMENT     INITIAL CLASS
                                            ------------------------------------------------------------------------------
Purchases.................................    $    253        $  2,303         $  9,828        $ 31,736        $  3,009
Proceeds from sales.......................          34             706              694          12,810           5,154


                                             MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                               MID CAP       MAINSTAY VP       S&P 500        SMALL CAP         TOTAL
                                              GROWTH--         MID CAP         INDEX--        GROWTH--        RETURN--
                                            INITIAL CLASS       VALUE       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                            -----------------------------------------------------------------------------
Purchases.................................    $    331        $  3,212        $ 10,805        $    102        $    614
Proceeds from sales.......................          60             396          11,432              76             158

Not all Investment Divisions available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                     MAINSTAY VP                                                     MAINSTAY VP
                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     LORD ABBETT     MAINSTAY VP
     MAINSTAY VP     MAINSTAY VP      CORPORATE       INCOME &      INTERNATIONAL     LARGE CAP      DEVELOPING        MID CAP
    CONVERTIBLE--   GOVERNMENT--       BOND--         GROWTH--        EQUITY--        GROWTH--        GROWTH--         CORE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
            44             121              717              79           4,170              32              --           3,171
      $    484        $  1,292         $  6,533        $    930        $ 53,008        $    353        $     --        $ 36,958

                        ALGER             ALGER
                       AMERICAN          AMERICAN         AMERICAN      BARON CAPITAL                                 DREYFUS IP
     MAINSTAY VP      LEVERAGED           SMALL         CENTURY(R) VP      ASSET--        CALVERT        DAVIS        TECHNOLOGY
       VALUE--         ALLCAP--      CAPITALIZATION--      VALUE--        INSURANCE       SOCIAL         VALUE         GROWTH--
    INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II         SHARES        BALANCED      PORTFOLIO    INITIAL SHARES
    ------------------------------------------------------------------------------------------------------------------------------
          7,920               1                  9               30               5           449            16              37
       $120,459        $     25           $    192         $    240        $    127      $    841      $    205        $    309

                                     MAINSTAY VP                                                     MAINSTAY VP
                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     LORD ABBETT     MAINSTAY VP
     MAINSTAY VP     MAINSTAY VP      CORPORATE       INCOME &      INTERNATIONAL     LARGE CAP      DEVELOPING        MID CAP
    CONVERTIBLE--   GOVERNMENT--       BOND--         GROWTH--        EQUITY--        GROWTH--        GROWTH--         CORE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
      $    450        $    473         $  3,137        $    890        $  7,517        $    171        $     --        $  4,910
           192             192              427              10           2,467             132              --           1,174

                        ALGER             ALGER
                       AMERICAN          AMERICAN         AMERICAN      BARON CAPITAL                                 DREYFUS IP
     MAINSTAY VP      LEVERAGED           SMALL         CENTURY(R) VP      ASSET--        CALVERT        DAVIS        TECHNOLOGY
       VALUE--         ALLCAP--      CAPITALIZATION--      VALUE--        INSURANCE       SOCIAL         VALUE         GROWTH--
    INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II         SHARES        BALANCED      PORTFOLIO    INITIAL SHARES
    ------------------------------------------------------------------------------------------------------------------------------
       $  4,200        $     60           $    204         $    199        $    127      $  1,301      $    205        $    260
          3,934              51                439               61              --           891            --              86

--------------------------------------------------------------------------------


                                           DREYFUS VIF                       FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                            DEVELOPING     FIDELITY(R) VIP       EQUITY-        FREEDOM 2010      FREEDOM 2020
                                            LEADERS--      CONTRAFUND(R)--      INCOME--         PORTFOLIO--       PORTFOLIO--
                                          INITIAL SHARES    INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES
                                          --------------------------------------------------------------------------------------
Number of shares........................            8               201               228                20                 7
Identified cost.........................     $    297          $  5,221          $  5,293          $    222          $     83

                                           JANUS ASPEN     JANUS ASPEN
                                             SERIES          SERIES          LAZARD                          MFS(R)
                                             MID CAP        WORLDWIDE      RETIREMENT      LORD ABBETT      INVESTORS
                                            GROWTH--        GROWTH--      INTERNATIONAL   SERIES FUND--       TRUST
                                          INSTITUTIONAL   INSTITUTIONAL      EQUITY       MID-CAP VALUE     SERIES--
                                             SHARES          SHARES         PORTFOLIO       PORTFOLIO     INITIAL CLASS
                                          -----------------------------------------------------------------------------
Number of shares........................         117              30               2             435               9
Identified cost.........................    $  3,056        $    767        $     25        $  8,631        $    144


                                           DREYFUS VIF                       FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                            DEVELOPING     FIDELITY(R) VIP       EQUITY-        FREEDOM 2010      FREEDOM 2020
                                            LEADERS--      CONTRAFUND(R)--      INCOME--         PORTFOLIO--       PORTFOLIO--
                                          INITIAL SHARES    INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES
                                          --------------------------------------------------------------------------------------
Purchases...............................     $    122          $  3,304          $  2,635          $    222          $     83
Proceeds from sales.....................           13               339               587                --                --

                                           JANUS ASPEN     JANUS ASPEN
                                             SERIES          SERIES          LAZARD
                                             MID-CAP        WORLDWIDE      RETIREMENT      LORD ABBETT        MFS(R)
                                            GROWTH--        GROWTH--      INTERNATIONAL   SERIES FUND--   INVESTORS TRUST
                                          INSTITUTIONAL   INSTITUTIONAL      EQUITY       MID-CAP VALUE      SERIES--
                                             SHARES          SHARES         PORTFOLIO       PORTFOLIO      INITIAL CLASS
                                          -------------------------------------------------------------------------------
Purchases...............................    $  2,556        $    845        $     25        $  5,159          $      1
Proceeds from sales.....................          53             760               1           2,056                 5

Not all Investment Divisions available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                       FIDELITY(R)     FIDELITY(R)    FIDELITY(R) VIP    FIDELITY(R)     FIDELITY(R)    FIDELITY(R) VIP
                           VIP             VIP          INVESTMENT        VIP MID-           VIP             VALUE
                        GROWTH--       INDEX 500--     GRADE BOND--         CAP--        OVERSEAS--      STRATEGIES--
                      INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS 2
                      -------------------------------------------------------------------------------------------------
                             117             117               184             303             208                9
                        $  3,575        $ 15,516          $  2,357        $  8,797        $  3,660         $    121

                        JANUS ASPEN
                           SERIES        JANUS ASPEN
                         BALANCED--     SERIES FORTY--
                       INSTITUTIONAL    INSTITUTIONAL
                           SHARES           SHARES
                       -------------------------------
                               555               11
                          $ 12,980         $    303

                                                        MORGAN         MORGAN
                         MFS(R)                       STANLEY UIF    STANLEY UIF       MORGAN            PIMCO
                           NEW           MFS(R)        EMERGING       EMERGING       STANLEY UIF          LOW
                        DISCOVERY       UTILITIES       MARKETS        MARKETS        U.S. REAL       DURATION--
                        SERIES--        SERIES--        DEBT--        EQUITY--        ESTATE--      ADMINISTRATIVE
                      INITIAL CLASS   INITIAL CLASS     CLASS I        CLASS I         CLASS I       CLASS SHARES
                      ---------------------------------------------------------------------------------------------
                              38               1              9            106             140               28
                        $    527        $     22       $     76       $  1,178        $  2,705         $    291


                           PIMCO            PIMCO
                       REAL RETURN--     TOTAL RETURN
                       ADMINISTRATIVE   ADMINISTRATIVE
                        CLASS SHARES     CLASS SHARES
                       -------------------------------
                               107              823
                          $  1,389         $  8,659

                       FIDELITY(R)     FIDELITY(R)    FIDELITY(R) VIP    FIDELITY(R)     FIDELITY(R)    FIDELITY(R) VIP
                           VIP          VIP INDEX       INVESTMENT           VIP             VIP             VALUE
                        GROWTH--          500--        GRADE BOND--       MID-CAP--      OVERSEAS--      STRATEGIES--
                      INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS 2
                      -------------------------------------------------------------------------------------------------
                        $  2,084        $ 10,193          $  1,565        $  5,512        $  3,170         $    102
                             276             523               238           1,074             158                5

                        JANUS ASPEN
                           SERIES        JANUS ASPEN
                         BALANCED--     SERIES FORTY--
                       INSTITUTIONAL    INSTITUTIONAL
                           SHARES           SHARES
                       -------------------------------
                          $  1,348         $    304
                             1,192                1

                                                        MORGAN         MORGAN
                         MFS(R)                       STANLEY UIF    STANLEY UIF       MORGAN            PIMCO
                           NEW           MFS(R)        EMERGING       EMERGING       STANLEY UIF          LOW
                        DISCOVERY       UTILITIES       MARKETS        MARKETS        U.S. REAL       DURATION--
                        SERIES--        SERIES--        DEBT--        EQUITY--        ESTATE--      ADMINISTRATIVE
                      INITIAL CLASS   INITIAL CLASS     CLASS I        CLASS I         CLASS I       CLASS SHARES
                      ---------------------------------------------------------------------------------------------
                        $    376        $     26       $     84       $    994        $  2,064         $     96
                             138               3              8            297             930                7


                           PIMCO            PIMCO
                       REAL RETURN--     TOTAL RETURN
                       ADMINISTRATIVE   ADMINISTRATIVE
                        CLASS SHARES     CLASS SHARES
                       -------------------------------
                          $  1,336         $  6,878
                                50            1,248

--------------------------------------------------------------------------------


                                                                SCUDDER VIT      SCUDDER VIT     T. ROWE PRICE    T. ROWE PRICE
                                 ROYCE            ROYCE        EAFE(R) EQUITY     SMALL CAP        BLUE CHIP          EQUITY
                               MICRO-CAP        SMALL-CAP       INDEX FUND--     INDEX FUND--        GROWTH           INCOME
                               PORTFOLIO        PORTFOLIO      CLASS A SHARES   CLASS A SHARES     PORTFOLIO        PORTFOLIO
                             ---------------------------------------------------------------------------------------------------
Number of shares...........           63               19               --              636              862              527
Identified cost............     $    725         $    187         $     --         $  8,967         $  7,490         $ 11,266

                                                                                                                     VAN ECK
                                                                                                 T. ROWE PRICE      WORLDWIDE
                                              T. ROWE PRICE    T. ROWE PRICE    T. ROWE PRICE       PERSONAL         ABSOLUTE
                             T. ROWE PRICE    INTERNATIONAL     LIMITED-TERM     NEW AMERICA        STRATEGY         RETURN--
                               INDEX 500          STOCK             BOND            GROWTH          BALANCED      INITIAL CLASS
                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO          SHARES
                             ---------------------------------------------------------------------------------------------------
Number of shares...........            2               42               85               26              423                8
Identified cost............     $     23         $    552         $    422         $    508         $  7,443         $     75


                                                                SCUDDER VIT      SCUDDER VIT     T. ROWE PRICE    T. ROWE PRICE
                                 ROYCE            ROYCE        EAFE(R) EQUITY     SMALL CAP        BLUE CHIP          EQUITY
                               MICRO-CAP        SMALL-CAP       INDEX FUND--     INDEX FUND--        GROWTH           INCOME
                               PORTFOLIO        PORTFOLIO      CLASS A SHARES   CLASS A SHARES     PORTFOLIO        PORTFOLIO
                             ---------------------------------------------------------------------------------------------------
Purchases..................     $    509         $    187         $     --         $  4,162         $  3,313         $  7,242
Proceeds from sales........           75               --                1            1,068              195            1,595

                                                                                                                     VAN ECK
                                                                                                 T. ROWE PRICE      WORLDWIDE
                                              T. ROWE PRICE    T. ROWE PRICE    T. ROWE PRICE       PERSONAL         ABSOLUTE
                             T. ROWE PRICE    INTERNATIONAL     LIMITED-TERM     NEW AMERICA        STRATEGY         RETURN--
                               INDEX 500          STOCK             BOND            GROWTH          BALANCED      INITIAL CLASS
                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO          SHARES
                             ---------------------------------------------------------------------------------------------------
Purchases..................     $     31         $    281         $    371         $    592         $  2,835         $     75
Proceeds from sales........            7               76              211              136              474                9

Not all Investment Divisions available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CESVUL3 and CESVUL4 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00% (1.75% of which is assessed for state charges and 1.25% is assessed for federal charges) from any additional premiums paid in those Policy Years. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. During Policy Years eight through eleven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, and $5.00, for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is ..45%. In Policy Years twenty-six

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

and subsequent, the mortality and expense charge deducted is reduced to .25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2005 and December 31, 2004 were as follows:


                                                                 MAINSTAY VP                           MAINSTAY VP
                               MAINSTAY VP      MAINSTAY VP        CAPITAL          MAINSTAY VP           COMMON
                              BASIC VALUE--        BOND--       APPRECIATION--          CASH             STOCK--
                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        MANAGEMENT       INITIAL CLASS
                              --------------   --------------   --------------   ------------------   --------------
                              2005   2004(A)   2005   2004(A)   2005   2004(J)    2005       2004     2005   2004(A)
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    4        3      90        71    658        20         32         13    67       102
Units redeemed..............   (2)      (3)    (12)      (10)   (60)   (2,336)        (8)       (53)  (354)  (2,705)
                              ---     ----     ----    -----    ---    ------    -------   --------   ----   ------
  Net increase (decrease)...    2       --      78        61    598    (2,316)        24        (40)  (287)  (2,603)
                              ===     ====     ====    =====    ===    ======    =======   ========   ====   ======
SERIES II POLICIES
Units issued................    1       --      --        --     --        --        677    260,326     4     6,242
Units redeemed..............   --       --      --        --     --        --       (539)  (267,028)  (40)      (13)
                              ---     ----     ----    -----    ---    ------    -------   --------   ----   ------
  Net increase (decrease)...    1       --      --        --     --        --        138     (6,702)  (36)    6,229
                              ===     ====     ====    =====    ===    ======    =======   ========   ====   ======
SERIES III POLICIES
Units issued................   17        2      30       114    330       717     28,384     45,584     1         1
Units redeemed..............   --       --      (6)       (1)    (2)       --    (10,610)   (31,983)   --        --
                              ---     ----     ----    -----    ---    ------    -------   --------   ----   ------
  Net increase (decrease)...   17        2      24       113    328       717     17,774     13,601     1         1
                              ===     ====     ====    =====    ===    ======    =======   ========   ====   ======


                               MAINSTAY VP      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
                                 MID CAP          MID CAP            MID CAP          S&P 500(R)       SMALL CAP
                                  CORE--          GROWTH--           VALUE--           INDEX--          GROWTH--
                              INITIAL CLASS    INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
                              --------------   --------------   -----------------   --------------   --------------
                              2005   2004(A)   2005   2004(A)   2005   2004(C)(J)   2005   2004(A)   2005   2004(A)
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................   --        --     --       --      --         --       79     1,714     --       --
Units redeemed..............   --        --     --       --      --         --      (373)    (280)    --       --
                              ----    -----    ----    ----     ----     -----      ----    -----    ----    ----
  Net increase (decrease)...   --        --     --       --      --         --      (294)   1,434     --       --
                              ====    =====    ====    ====     ====     =====      ====    =====    ====    ====
Series II Policies
Units issued................   --     2,198     --       --      --      4,847        4        15     --       --
Units redeemed..............  (10)       (5)    --       --     (22)       (10)      (4)      (13)    --       --
                              ----    -----    ----    ----     ----     -----      ----    -----    ----    ----
  Net increase (decrease)...  (10)    2,193     --       --     (22)     4,837       --         2     --       --
                              ====    =====    ====    ====     ====     =====      ====    =====    ====    ====
SERIES III POLICIES
Units issued................    3       237     26       12      15          1      525     1,178      8        1
Units redeemed..............  (26)       --     (4)      --      --         --      (335)      (2)    (6)      --
                              ----    -----    ----    ----     ----     -----      ----    -----    ----    ----
  Net increase (decrease)...  (23)      237     22       12      15          1      190     1,176      2        1
                              ====    =====    ====    ====     ====     =====      ====    =====    ====    ====

Not all Investment Divisions are available under all policies.

(a)  For Series III policies, represents the period April 2004
     (Commencement of Investments) through December 2004.
(b)  For Series III policies, represents the period June 2004
     (Commencement of Investments) through December 2004.
(c)  For Series II policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(d)  For Series III policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(e)  For Series III policies, represents the period August 2004
     (Commencement of Investments) through December 2004.
(f)  For Series III policies, represents the period September
     2004 (Commencement of Investments) through December 2004.
(g)  For Series II policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(h)  For Series III policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(i)  For Series II policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(j)  For Series III policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(k)  For Series III policies, represents the period December 2004
     (Commencement of Investments) through December 2004.
(l)  For Series II policies, represents the period March 2005
     (Commencement of Investments) through December 2005.
(m)  For Series III policies, represents the period March 2005
     (Commencement of Investments) through December 2005.
(n)  For Series II policies, represents the period April 2005
     (Commencement of Investments) through December 2005.
(o)  For Series III policies, represents the period May 2005
     (Commencement of Investments) through December 2005.
(p)  For Series I policies, represents the period June 2005
     (Commencement of Investments) through December 2005.
(q)  For Series III policies, represents the period September
     2005 (Commencement of Investments) through December 2005.
(r)  For Series III policies, represents the period November 2005
     (Commencement of Investments) through December 2005.
(s)  For Series II policies, represents the period December 2005
     (Commencement of Investments).
(t)  For Series III policies, represents the period December 2005
     (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                       MAINSTAY VP                                                            MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      LORD ABBETT
     MAINSTAY VP      MAINSTAY VP       CORPORATE          INCOME &        INTERNATIONAL      LARGE CAP        DEVELOPING
    CONVERTIBLE--     GOVERNMENT--        BOND--           GROWTH--           EQUITY--         GROWTH--         GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------   --------------   --------------   -----------------   --------------   --------------   --------------
    2005   2004(E)   2005   2004(B)   2005   2004(A)   2005(P)   2004(E)   2005   2004(A)   2005   2004(A)   2005   2004(A)
    -----------------------------------------------------------------------------------------------------------------
      7       --      18       10      28       32        --        --      30     2,357     24        6      --       --
     (7)      --     (10)      (2)     (8)     (10)       --        --     (101)     (56)   (21)      (4)     --       --
    ----    ----     ----    ----     ----    ----      ----      ----     ----    -----    ----    ----     ----    ----
     --       --       8        8      20       22        --        --     (71)    2,301      3        2      --       --
    ====    ====     ====    ====     ====    ====      ====      ====     ====    =====    ====    ====     ====    ====
      2        5      --        4       5        2        --        --      13        34      1        7      --       --
     (3)      (2)     --       (4)     --       (3)       --        --      (7)       (1)    --      (18)     --       --
    ----    ----     ----    ----     ----    ----      ----      ----     ----    -----    ----    ----     ----    ----
     (1)       3      --       --       5       (1)       --        --       6        33      1      (11)     --       --
    ====    ====     ====    ====     ====    ====      ====      ====     ====    =====    ====    ====     ====    ====
     26       --      13        6     178       38        76         4     260       289      2        1      --       --
     --       --      --       --      (2)      (2)       (1)       --      (8)       (1)    --       --      --       --
    ----    ----     ----    ----     ----    ----      ----      ----     ----    -----    ----    ----     ----    ----
     26       --      13        6     176      (36)       75         4     252       288      2        1      --       --
    ====    ====     ====    ====     ====    ====      ====      ====     ====    =====    ====    ====     ====    ====

                                         ALGER             ALGER
     MAINSTAY VP                        AMERICAN          AMERICAN            AMERICAN        BARON CAPITAL
        TOTAL        MAINSTAY VP       LEVERAGED           SMALL           CENTURY(R) VP         ASSET--          CALVERT
      RETURN--         VALUE--          ALLCAP--      CAPITALIZATION--        VALUE--           INSURANCE          SOCIAL
    INITIAL CLASS   INITIAL CLASS    CLASS O SHARES    CLASS O SHARES         CLASS II            SHARES          BALANCED
    -------------   --------------   --------------   ----------------   ------------------   --------------   --------------
    2005    2004    2005   2004(K)   2005   2004(C)   2005    2004(C)    2005(T)   2004(C)       2005(T)       2005   2004(B)
    -----------------------------------------------------------------------------------------------------------------
      50      32     46       268     --       --       --         3        --         --            --         64        1
      (4)    (28)   (211)      (3)    --       --      (23)       (3)       --         --            --        (64)      (2)
    ----    ----    ----    -----    ----    ----     ----      ----      ----       ----          ----        ----    ----
      46       4    (165)     265     --       --      (23)       --        --         --            --         --       (1)
    ====    ====    ====    =====    ====    ====     ====      ====      ====       ====          ====        ====    ====
      --      --      1     8,751     --       --       --         2         5         10            --         --       --
      --      --    (42)      (18)    --       --       (8)       --        --         --            --         --       --
    ----    ----    ----    -----    ----    ----     ----      ----      ----       ----          ----        ----    ----
      --      --    (41)    8,733     --       --       (8)        2         5         10            --         --       --
    ====    ====    ====    =====    ====    ====     ====      ====      ====       ====          ====        ====    ====
      --      --    141        62      4        1       12         6        10         --            13         49       39
      --      --     --        --     (3)      --       (3)       --        (3)        --            --        (10)      (2)
    ----    ----    ----    -----    ----    ----     ----      ----      ----       ----          ----        ----    ----
      --      --    141        62      1        1        9         6         7         --            13         39       37
    ====    ====    ====    =====    ====    ====     ====      ====      ====       ====          ====        ====    ====

--------------------------------------------------------------------------------


                                               DREYFUS IP       DREYFUS VIF
                                               TECHNOLOGY        DEVELOPING     FIDELITY(R) VIP    FIDELITY(R) VIP
                              DAVIS VALUE   GROWTH--INITIAL      LEADERS--      CONTRAFUND(R)--    EQUITY INCOME--
                               PORTFOLIO         SHARES        INITIAL SHARES    INITIAL CLASS      INITIAL CLASS
                              -----------   ----------------   --------------   ----------------   ----------------
                              2005(S)(T)    2005    2004(A)    2005   2004(A)   2005    2004(A)    2005    2004(A)
                              ------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --         --        --      --       --        3         4       21        22
Units redeemed..............       --         --        --      --       --       (3)       (5)      (5)       (7)
                                 ----       ----      ----     ----    ----     ----      ----     ----      ----
  Net increase (decrease)...       --         --        --      --       --       --        (1)      16        15
                                 ====       ====      ====     ====    ====     ====      ====     ====      ====
SERIES II POLICIES
Units issued................        8         --        --       6       14       32        47        1        --
Units redeemed..............       --         --        --      --      (18)     (22)       (2)      --        --
                                 ----       ----      ----     ----    ----     ----      ----     ----      ----
  Net increase (decrease)...        8         --        --       6       (4)      10        45        1        --
                                 ====       ====      ====     ====    ====     ====      ====     ====      ====
SERIES III POLICIES
Units issued................       12         26        14       6        3      244        47      158       161
Units redeemed..............       --         (7)       --      (1)      (1)      (5)       (1)      (7)       (1)
                                 ----       ----      ----     ----    ----     ----      ----     ----      ----
  Net increase (decrease)...       12         19        14       5        2      239        46      151       160
                                 ====       ====      ====     ====    ====     ====      ====     ====      ====

                                                                                   JANUS ASPEN      JANUS ASPEN
                                                  JANUS ASPEN      JANUS ASPEN        SERIES           SERIES
                              FIDELITY(R) VIP        SERIES          SERIES          MID CAP         WORLDWIDE
                                   VALUE           BALANCED--        FORTY--         GROWTH--         GROWTH--
                                STRATEGIES--     INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL
                              SERVICE CLASS 2        SHARES          SHARES           SHARES           SHARES
                              ----------------   --------------   -------------   --------------   --------------
                              2005    2004(H)    2005   2004(A)      2005(Q)      2005   2004(A)   2005   2004(A)
                              ------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................   --         --      21       27            --        --       --       5        9
Units redeemed..............   --         --     (57)     (22)           --        --       --     (28)      (3)
                                --      ----     ---      ---          ----       ---     ----     ----    ----
  Net increase (decrease)...   --         --     (36)       5            --        --       --     (23)       6
                                ==      ====     ===      ===          ====       ===     ====     ====    ====
SERIES II POLICIES
Units issued................   --         --      19       33            --        --       --       3        3
Units redeemed..............   --         --      (9)      (2)           --        --       --      --       --
                                --      ----     ---      ---          ----       ---     ----     ----    ----
  Net increase (decrease)...   --         --      10       31            --        --       --       3        3
                                ==      ====     ===      ===          ====       ===     ====     ====    ====
SERIES III POLICIES
Units issued................    9          2      38       76            30       214       58      32       13
Units redeemed..............   --         --      (3)      (1)           --        (2)      (1)     (1)      --
                                --      ----     ---      ---          ----       ---     ----     ----    ----
  Net increase (decrease)...    9          2      35       75            30       212       57      31       13
                                ==      ====     ===      ===          ====       ===     ====     ====    ====

Not all Investment Divisions are available under all policies.

(a)  For Series III policies, represents the period April 2004
     (Commencement of Investments) through December 2004.
(b)  For Series III policies, represents the period June 2004
     (Commencement of Investments) through December 2004.
(c)  For Series II policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(d)  For Series III policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(e)  For Series III policies, represents the period August 2004
     (Commencement of Investments) through December 2004.
(f)  For Series III policies, represents the period September
     2004 (Commencement of Investments) through December 2004.
(g)  For Series II policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(h)  For Series III policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(i)  For Series II policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(j)  For Series III policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(k)  For Series III policies, represents the period December 2004
     (Commencement of Investments) through December 2004.
(l)  For Series II policies, represents the period March 2005
     (Commencement of Investments) through December 2005.
(m)  For Series III policies, represents the period March 2005
     (Commencement of Investments) through December 2005.
(n)  For Series II policies, represents the period April 2005
     (Commencement of Investments) through December 2005.
(o)  For Series III policies, represents the period May 2005
     (Commencement of Investments) through December 2005.
(p)  For Series I policies, represents the period June 2005
     (Commencement of Investments) through December 2005.
(q)  For Series III policies, represents the period September
     2005 (Commencement of Investments) through December 2005.
(r)  For Series III policies, represents the period November 2005
     (Commencement of Investments) through December 2005.
(s)  For Series II policies, represents the period December 2005
     (Commencement of Investments).
(t)  For Series III policies, represents the period December 2005
     (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


    FIDELITY(R) VIP   FIDELITY(R) VIP                                         FIDELITY(R) VIP
     FREEDOM 2010      FREEDOM 2020     FIDELITY(R) VIP    FIDELITY(R) VIP       INVESTMENT      FIDELITY(R) VIP    FIDELITY(R) VIP
      PORTFOLIO--       PORTFOLIO--         GROWTH--         INDEX 500--        GRADE BOND--        MID-CAP--          OVERSEAS--
    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    ---------------   ---------------   ----------------   ----------------   ----------------   ----------------   ----------------
        2005(T)           2005(T)       2005    2004(A)    2005    2004(A)    2005    2004(A)    2005    2004(A)    2005    2004(A)
    -----------------------------------------------------------------------------------------------------------------
          --                 --           --        --       --        --       --        --       --       --        --        --
          --                 --           --        --       --        --       --        --       --       --        --        --
          --               ----         ----      ----     ----      ----      ---      ----      ---      ---       ---      ----
          --                 --           --        --       --        --       --        --       --       --        --        --
          ==               ====         ====      ====     ====      ====      ===      ====      ===      ===       ===      ====
          --                 --            5         5       26        30       28        30       10       20        11         1
          --                 --           --        --      (12)       (2)     (11)       (6)      (7)      (4)       --        (2)
          --               ----         ----      ----     ----      ----      ---      ----      ---      ---       ---      ----
          --                 --            5         5       14        28       17        24        3       16        11        (1)
          ==               ====         ====      ====     ====      ====      ===      ====      ===      ===       ===      ====
          22                  8          183       166      885       521      104        12      364      368       268        68
          --                 --           (4)       (1)     (20)       (5)      (2)       (1)      (8)      (3)       (3)       (1)
          --               ----         ----      ----     ----      ----      ---      ----      ---      ---       ---      ----
          22                  8          179       165      865       516      102        11      356      365       265        67
          ==               ====         ====      ====     ====      ====      ===      ====      ===      ===       ===      ====

       LAZARD                           MFS(R)
     RETIREMENT      LORD ABBETT       INVESTORS         MFS(R)           MFS(R)        MORGAN STANLEY      MORGAN STANLEY
    INTERNATIONAL    SERIES FUND         TRUST       NEW DISCOVERY      UTILITIES        UIF EMERGING        UIF EMERGING
       EQUITY       MID-CAP VALUE      SERIES--         SERIES--         SERIES--       MARKETS DEBT--     MARKETS EQUITY--
      PORTFOLIO       PORTFOLIO      INITIAL CLASS   INITIAL CLASS    INITIAL CLASS         CLASS I             CLASS I
    -------------   --------------   -------------   --------------   --------------   -----------------   -----------------
       2005(M)      2005   2004(D)   2005    2004    2005   2004(A)   2005(O)   2004   2005(N)   2004(A)   2005(L)   2004(A)
    -----------------------------------------------------------------------------------------------------------------
          --         --       --       --      --     --       --        --      --       --        --        17        --
          --         --       --       --      --     --       --        --      --       --        --       (17)       (1)
        ----        ----    ----     ----    ----    ----    ----      ----     ----    ----      ----      ----      ----
          --         --       --       --      --     --       --        --      --       --        --        --        (1)
        ====        ====    ====     ====    ====    ====    ====      ====     ====    ====      ====      ====      ====
          --          1       41       --       4     --       --         1      --        6        --         7        --
          --         (2)      (1)      --      --     --       --        --     (20)      --        --        --        --
        ----        ----    ----     ----    ----    ----    ----      ----     ----    ----      ----      ----      ----
          --         (1)      40       --       4     --       --         1     (20)       6        --         7        --
        ====        ====    ====     ====    ====    ====    ====      ====     ====    ====      ====      ====      ====
           2        280      437       --      --     25       32         1      --        1        11        55        43
          --        (69)      (4)      --      --     --       --        --      --       --       (11)       (2)       --
        ----        ----    ----     ----    ----    ----    ----      ----     ----    ----      ----      ----      ----
           2        211      433       --      --     25       32         1      --        1        --        53        43
        ====        ====    ====     ====    ====    ====    ====      ====     ====    ====      ====      ====      ====

--------------------------------------------------------------------------------


                                   MORGAN            PIMCO LOW          PIMCO REAL          PIMCO TOTAL
                              STANLEY UIF U.S.      DURATION--           RETURN--            RETURN--              ROYCE
                               REAL ESTATE--      ADMINISTRATIVE      ADMINISTRATIVE      ADMINISTRATIVE         MICRO-CAP
                                  CLASS I          CLASS SHARES        CLASS SHARES        CLASS SHARES          PORTFOLIO
                              ----------------   -----------------   -----------------   -----------------   -----------------
                              2005    2004(A)    2005   2004(I)(J)   2005   2004(I)(J)   2005(L)   2004(D)   2005   2004(I)(J)
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    --        --      --         --       --         --         --        --      --         --
Units redeemed..............    --        --      --         --       --         --         --        --      --         --
                              ----      ----     ----      ----      ---       ----       ----      ----     ----      ----
  Net increase (decrease)...    --        --      --         --       --         --         --        --      --         --
                              ====      ====     ====      ====      ===       ====       ====      ====     ====      ====
SERIES II POLICIES
Units issued................     2         4       8         15        5          8         21        --       5          8
Units redeemed..............   (28)       (1)     --         --       --         --         --        --      --         --
                              ----      ----     ----      ----      ---       ----       ----      ----     ----      ----
  Net increase (decrease)...   (26)        3       8         15        5          8         21        --       5          8
                              ====      ====     ====      ====      ===       ====       ====      ====     ====      ====
SERIES III POLICIES
Units issued................   105        59       1          5      119          2        510       294      34         19
Units redeemed..............    --        --      --         --       (2)        --        (12)       (2)     (1)        --
                              ----      ----     ----      ----      ---       ----       ----      ----     ----      ----
  Net increase (decrease)...   105        59       1          5      117          2        498       292      33         19
                              ====      ====     ====      ====      ===       ====       ====      ====     ====      ====

                                                                                                             VAN ECK
                                                                                         T. ROWE PRICE      WORLDWIDE
                                                                                            PERSONAL         ABSOLUTE
                                 T. ROWE PRICE      T. ROWE PRICE      T. ROWE PRICE        STRATEGY        RETURN --
                              INTERNATIONAL STOCK    LIMITED-TERM       NEW AMERICA         BALANCE       INITIAL CLASS
                                   PORTFOLIO        BOND PORTFOLIO   GROWTH PORTFOLIO      PORTFOLIO          SHARES
                              -------------------   --------------   -----------------   --------------   --------------
                              2005    2004(B)(C)    2005   2004(A)   2005(L)   2004(J)   2005   2004(B)   2005   2004(A)
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    --         --        --       --        --        --      --       --      --       --
Units redeemed..............    --         --        --       --        --        --      --       --      --       --
                              ----       ----       ----    ----      ----      ----     ----    ----     ----    ----
  Net increase (decrease)...    --         --        --       --        --        --      --       --      --       --
                              ====       ====       ====    ====      ====      ====     ====    ====     ====    ====
SERIES II POLICIES
Units issued................    11         10         3        7         7        --      --       --      --       --
Units redeemed..............    --         --       (13)      (1)       --        --      --       --      --       --
                              ----       ----       ----    ----      ----      ----     ----    ----     ----    ----
  Net increase (decrease)...    11         10       (10)       6         7        --      --       --      --       --
                              ====       ====       ====    ====      ====      ====     ====    ====     ====    ====
SERIES III POLICIES
Units issued................    10         22        27        6        38         5     202      477       7        1
Units redeemed..............    (3)        --        (1)      --        (1)       --      (7)      (2)     --       --
                              ----       ----       ----    ----      ----      ----     ----    ----     ----    ----
  Net increase (decrease)...     7         22        26        6        37         5     195      475       7        1
                              ====       ====       ====    ====      ====      ====     ====    ====     ====    ====

Not all Investment Divisions are available under all policies.

(a)  For Series III policies, represents the period April 2004
     (Commencement of Investments) through December 2004.
(b)  For Series III policies, represents the period June 2004
     (Commencement of Investments) through December 2004.
(c)  For Series II policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(d)  For Series III policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(e)  For Series III policies, represents the period August 2004
     (Commencement of Investments) through December 2004.
(f)  For Series III policies, represents the period September
     2004 (Commencement of Investments) through December 2004.
(g)  For Series II policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(h)  For Series III policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(i)  For Series II policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(j)  For Series III policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(k)  For Series III policies, represents the period December 2004
     (Commencement of Investments) through December 2004.
(l)  For Series II policies, represents the period March 2005
     (Commencement of Investments) through December 2005.
(m)  For Series III policies, represents the period March 2005
     (Commencement of Investments) through December 2005.
(n)  For Series II policies, represents the period April 2005
     (Commencement of Investments) through December 2005.
(o)  For Series III policies, represents the period May 2005
     (Commencement of Investments) through December 2005.
(p)  For Series I policies, represents the period June 2005
     (Commencement of Investments) through December 2005.
(q)  For Series III policies, represents the period September
     2005 (Commencement of Investments) through December 2005.
(r)  For Series III policies, represents the period November 2005
     (Commencement of Investments) through December 2005.
(s)  For Series II policies, represents the period December 2005
     (Commencement of Investments).
(t)  For Series III policies, represents the period December 2005
     (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                      SCUDDER VIT
                     SCUDDER           SMALL CAP
      ROYCE     VIT EAFE(R) EQUITY    INDEX FUND--      T. ROWE PRICE     T. ROWE PRICE    T. ROWE PRICE
    SMALL-CAP      INDEX FUND--         CLASS A       BLUE CHIP GROWTH    EQUITY INCOME      INDEX 500
    PORTFOLIO     CLASS A SHARES         SHARES           PORTFOLIO         PORTFOLIO        PORTFOLIO
    ---------   ------------------   --------------   -----------------   --------------   -------------
     2005(R)     2005     2004(H)    2005   2004(A)   2005   2004(F)(G)   2005   2004(A)      2005(O)
    ----------------------------------------------------------------------------------------------------
        --         --         --      --       --      --        --        32        9           --
        --         --         --      --       --      --        --       (29)      (3)          --
      ----       ----       ----     ----     ---     ---       ---       ---      ---         ----
        --         --         --      --       --      --        --         3        6           --
      ====       ====       ====     ====     ===     ===       ===       ===      ===         ====
        --         --         --       9        6       3        19        45       34           --
        --         --         --      --       --      (1)       --        (8)     (23)          --
      ----       ----       ----     ----     ---     ---       ---       ---      ---         ----
        --         --         --       9        6       2        19        37       11           --
      ====       ====       ====     ====     ===     ===       ===       ===      ===         ====
        18         --         --     251      520     299       415       413      328            2
        --         --         --      (4)      (1)    (16)       (4)      (11)      (3)          --
      ----       ----       ----     ----     ---     ---       ---       ---      ---         ----
        18         --         --     247      519     283       411       402      325            2
      ====       ====       ====     ====     ===     ===       ===       ===      ===         ====

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002, and 2001:


                                                                              MAINSTAY VP
                                                                             BASIC VALUE--
                                                                             INITIAL CLASS
                                                          ----------------------------------------------------
                                                            2005       2004       2003       2002       2001
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $    430   $    396   $    353   $    258   $    323
Units Outstanding.......................................        36         34         34         31         30
Variable Accumulation Unit Value........................  $  12.04   $  11.49   $  10.39   $   8.18   $  10.68
Total Return............................................       4.7%      10.6%      27.1%     (23.4%)     (5.2%)
Investment Income Ratio.................................       1.0%       1.0%       0.8%       0.6%       0.7%
SERIES II POLICIES (b)
Net Assets..............................................  $     56   $     47   $     36   $     27   $     --
Units Outstanding.......................................         4          3          3          3         --
Variable Accumulation Unit Value........................  $  14.98   $  14.24   $  12.82   $  10.04   $     --
Total Return............................................       5.2%      11.1%      27.6%       0.4%        --
Investment Income Ratio.................................       1.0%       2.9%       0.8%       3.6%        --
SERIES III POLICIES (c)
Net Assets..............................................  $    218   $     20   $     --   $     --   $     --
Units Outstanding.......................................        19          2         --         --         --
Variable Accumulation Unit Value........................  $  11.35   $  10.76   $     --   $     --   $     --
Total Return............................................       5.4%       7.6%        --         --         --
Investment Income Ratio.................................       1.8%       1.5%        --         --         --


                                                                              MAINSTAY VP
                                                                                  CASH
                                                                               MANAGEMENT
                                                          ----------------------------------------------------
                                                            2005       2004       2003       2002       2001
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $    151   $    119   $    166   $    155   $    153
Units Outstanding.......................................       125        101        141        132        131
Variable Accumulation Unit Value........................  $   1.20   $   1.18   $   1.18   $   1.18   $   1.17
Total Return............................................       2.2%       0.1%        --        0.9%       3.5%
Investment Income Ratio.................................       2.9%       0.8%       0.7%       1.3%       3.5%
SERIES II POLICIES (b)
Net Assets..............................................  $  1,778   $  1,591   $  8,361   $  4,116   $     --
Units Outstanding.......................................     1,701      1,563      8,265      4,085         --
Variable Accumulation Unit Value........................  $   1.05   $   1.02   $   1.01   $   1.01   $     --
Total Return............................................       2.7%       0.6%       0.4%       1.0%        --
Investment Income Ratio.................................       3.0%       2.1%       0.7%       1.3%        --
SERIES III POLICIES (c)
Net Assets..............................................  $ 32,538   $ 13,693   $     --   $     --   $     --
Units Outstanding.......................................    31,375     13,601         --         --         --
Variable Accumulation Unit Value........................  $   1.04   $   1.01   $     --   $     --   $     --
Total Return............................................       3.0%       0.7%        --         --         --
Investment Income Ratio.................................       1.1%       0.6%        --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                      MAINSTAY VP                                              MAINSTAY VP
                         BOND--                                           CAPITAL APPRECIATION--
                     INITIAL CLASS                                            INITIAL CLASS
--------------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------
    $  6,193   $  4,973   $  3,967   $  3,330   $  2,564   $  7,135   $  1,234   $ 21,393   $ 17,231   $ 25,467
         423        345        284        248        207        735        137      2,453      2,492      2,530
    $  14.63   $  14.41   $  13.95   $  13.44   $  12.36   $   9.71   $   9.02   $   8.72   $   6.92   $  10.07
         1.5%       3.4%       3.8%       8.7%       8.5%       7.7%       3.4%      26.1%     (31.3%)    (23.7%)
         3.5%       3.8%       4.2%       4.5%       7.5%        --         --        0.2%       0.1%       0.1%
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     15   $     --
          --         --         --         --         --         --         --         --          2         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  11.21   $   9.56   $     --
          --         --         --         --         --         --         --       17.2%      (4.4%)       --
          --         --         --         --         --         --         --         --        1.0%        --
    $  1,441   $  1,163   $     --   $     --   $     --   $ 11,758   $  7,441   $     --   $     --   $     --
         137        113         --         --         --      1,045        717         --         --         --
    $  10.50   $  10.27   $     --   $     --   $     --   $  11.25   $  10.38   $     --   $     --   $     --
         2.2%       2.7%        --         --         --        8.4%       3.8%        --         --         --
         2.8%       6.0%        --         --         --         --        1.5%        --         --         --


                        MAINSTAY VP                                            MAINSTAY VP
                       COMMON STOCK--                                         CONVERTIBLE--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------
    $    527   $  3,826   $ 30,953   $ 24,273   $ 31,888   $      1   $     --   $     --   $     --   $     --
          42        329      2,932      2,885      2,851         --         --         --         --         --
    $  12.43   $  11.63   $  10.56   $   8.41   $  11.19   $  15.28   $  10.63   $  10.09   $     --   $     --
         6.9%      10.1%      25.5%     (24.8%)    (17.7%)     43.7%       5.4%       7.6%        --        0.6%
         0.2%       0.2%       1.1%       0.9%       0.7%        --        2.5%      25.8%        --         --
    $ 89,437   $ 83,745   $    228   $    120   $     --   $    226   $    229   $    178   $      1   $     --
       6,212      6,248         19         12         --         17         18         15         --         --
    $  14.40   $  13.40   $  12.12   $   9.61   $     --   $  13.48   $  12.68   $  11.98   $   9.82   $     --
         7.4%      10.6%      26.1%      (3.9%)       --        6.3%       5.8%      21.9%      (1.8%)       --
         1.0%       9.1%       1.2%       7.3%        --        1.5%       5.9%      20.5%      32.0%        --
    $     22   $      8   $     --   $     --   $     --   $    292   $     --   $     --   $     --   $     --
           2          1         --         --         --         26         --         --         --         --
    $  11.67   $  10.83   $     --   $     --   $     --   $  11.34   $  10.42   $     --   $     --   $     --
         7.7%       8.4%        --         --         --        8.9%       4.2%        --         --         --
         1.0%      14.2%        --         --         --        1.4%        --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                                                                              GOVERNMENT--
                                                                             INITIAL CLASS
                                                          ----------------------------------------------------
                                                            2005       2004       2003       2002       2001
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $  1,020   $    898   $    767   $    650   $    490
Units Outstanding.......................................        72         64         56         48         40
Variable Accumulation Unit Value........................  $  14.22   $  13.99   $  13.63   $  13.47   $  12.35
Total Return............................................       1.7%       2.6%       1.2%       9.1%       5.9%
Investment Income Ratio.................................       3.1%       4.2%       4.7%       3.0%       7.2%
SERIES II POLICIES (b)
Net Assets..............................................  $     56   $     49   $     53   $     27   $     --
Units Outstanding.......................................         5          5          5          3         --
Variable Accumulation Unit Value........................  $  10.96   $  10.74   $  10.42   $  10.25   $     --
Total Return............................................       2.1%       3.1%       1.6%       2.5%        --
Investment Income Ratio.................................       3.3%       9.7%       5.3%      15.2%        --
SERIES III POLICIES (c)
Net Assets..............................................  $    197   $     57   $     --   $     --   $     --
Units Outstanding.......................................        19          6         --         --         --
Variable Accumulation Unit Value........................  $  10.62   $  10.37   $     --   $     --   $     --
Total Return............................................       2.4%       3.7%        --         --         --
Investment Income Ratio.................................       3.4%      16.1%        --         --         --


                                                                              MAINSTAY VP
                                                                         INTERNATIONAL EQUITY--
                                                                             INITIAL CLASS
                                                          ----------------------------------------------------
                                                            2005       2004       2003       2002       2001
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $ 52,190   $ 49,629   $ 16,086   $ 12,713   $ 13,576
Units Outstanding.......................................     3,626      3,697      1,396      1,425      1,444
Variable Accumulation Unit Value........................  $  14.40   $  13.42   $  11.52   $   8.92   $   9.40
Total Return............................................       7.2%      16.5%      29.1%      (5.1%)    (14.6%)
Investment Income Ratio.................................       1.7%       1.8%       1.9%       1.4%       1.4%
SERIES II POLICIES (b)
Net Assets..............................................  $  1,004   $    846   $    310   $     55   $     --
Units Outstanding.......................................        63         57         24          6         --
Variable Accumulation Unit Value........................  $  16.03   $  14.88   $  12.71   $   9.80   $     --
Total Return............................................       7.7%      17.1%      29.7%      (2.0%)       --
Investment Income Ratio.................................       1.5%       4.2%       5.3%      16.3%        --
SERIES III POLICIES (c)
Net Assets..............................................  $  6,744   $  3,331   $     --   $     --   $     --
Units Outstanding.......................................       540        288         --         --         --
Variable Accumulation Unit Value........................  $  12.50   $  11.57   $     --   $     --   $     --
Total Return............................................       8.0%      15.7%        --         --         --
Investment Income Ratio.................................       1.8%       3.0%        --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                        MAINSTAY VP
                         HIGH YIELD                                       MAINSTAY VP
                      CORPORATE BOND--                                 INCOME & GROWTH--
                       INITIAL CLASS                                     INITIAL CLASS
    ----------------------------------------------------   -----------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002
----------------------------------------------------------------------------------------------------
    $  4,349   $  3,917   $  3,188   $  2,027   $    552   $      1   $     --   $     --   $     --
         261        241        219        189         52         --         --         --         --
    $  16.64   $  16.27   $  14.54   $  10.73   $  10.59   $  10.39   $     --   $     --   $     --
         2.2%      11.9%      35.4%       1.3%       4.1%       3.9%        --         --         --
         6.0%       7.1%       7.5%      11.3%      19.7%       3.0%        --         --         --
    $    131   $     58   $     68   $     42   $     --   $      5   $      4   $      4   $      2
           9          4          5          4         --         --         --         --         --
    $  15.13   $  14.73   $  13.10   $   9.63   $     --   $  12.48   $  11.95   $  10.63   $   8.28
         2.7%      12.4%      36.0%      (3.7%)       --        4.4%      12.4%      28.4%     (17.2%)
         7.7%      13.5%       7.8%      48.0%        --        1.2%       4.8%       1.9%       1.9%
    $  2,391   $    391   $     --   $     --   $     --   $    932   $     49   $     --   $     --
         212         36         --         --         --         79          4         --         --
    $  11.27   $  10.95   $     --   $     --   $     --   $  11.81   $  11.28   $     --   $     --
         2.9%       9.5%        --         --         --        4.7%      12.8%        --         --
         6.2%      24.4%        --         --         --        3.0%       4.2%        --         --

                                                               MAINSTAY VP
                                                               LORD ABBETT
                      MAINSTAY VP                              DEVELOPING                       MAINSTAY VP
                   LARGE CAP GROWTH--                           GROWTH--                      MID CAP CORE--
                     INITIAL CLASS                            INITIAL CLASS                    INITIAL CLASS
--------------------------------------------------------   -------------------   -----------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2005       2004       2003       2002
    ----------------------------------------------------------------------------------------------------------------------
    $    281   $    254   $    252   $    178   $    233   $     --   $     --   $     --   $     --   $     --   $     --
          47         44         42         38         35         --         --         --         --         --         --
    $   6.00   $   5.79   $   5.97   $   4.69   $   6.58   $     --   $     --   $     --   $     --   $     --   $     --
         3.6%      (3.0%)     27.2%     (28.7%)    (17.2%)       --         --         --         --         --         --
          --        0.2%       0.2%       0.1%        --         --         --         --         --         --         --
    $     63   $     48   $    158   $     68   $     --   $     --   $     --   $ 40,564   $ 35,255   $     45   $     16
           6          5         16          9         --         --         --      2,186      2,196          3          2
    $  10.22   $   9.82   $  10.08   $   7.89   $     --   $     --   $     --   $  18.56   $  16.06   $  13.17   $   9.74
         4.1%      (2.6%)     27.7%     (21.1%)       --         --         --       15.6%      21.9%      35.2%      (2.6%)
          --        0.2%       0.2%       0.4%        --         --         --        0.6%       3.2%       0.6%       2.7%
    $     31   $     14   $     --   $     --   $     --   $     --   $     --   $  2,931   $  2,792   $     --   $     --
           3          1         --         --         --         --         --        214        237         --         --
    $  10.24   $   9.81   $     --   $     --   $     --   $     --   $     --   $  13.67   $  11.80   $     --   $     --
         4.3%      (1.9%)       --         --         --         --         --       15.9%      18.0%        --         --
          --        0.9%        --         --         --         --         --        0.5%       0.5%        --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              MAINSTAY VP           MAINSTAY VP
                                                                MID CAP               MID CAP
                                                               GROWTH--               VALUE--
                                                             INITIAL CLASS         INITIAL CLASS
                                                          -------------------   -------------------
                                                            2005       2004       2005       2004
                                                          -----------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --
Investment Income Ratio.................................        --         --         --         --
SERIES II POLICIES (b)
Net Assets..............................................  $     --   $     --   $ 57,377   $ 54,668
Units Outstanding.......................................        --         --      4,815      4,837
Variable Accumulation Unit Value........................  $     --   $     --   $  11.92   $  11.30
Total Return............................................        --         --        5.4%      13.0%
Investment Income Ratio.................................        --         --        0.8%       5.3%
SERIES III POLICIES (c)
Net Assets..............................................  $    466   $    144   $    182   $     12
Units Outstanding.......................................        34         12         16          1
Variable Accumulation Unit Value........................  $  13.60   $  11.61   $  11.21   $  10.60
Total Return............................................      17.1%      16.1%       5.7%       6.0%
Investment Income Ratio.................................        --         --        2.0%       9.6%


                                                                            MAINSTAY VP
                                                                          TOTAL RETURN--
                                                                           INITIAL CLASS
                                                          -----------------------------------------------
                                                           2005      2004      2003      2002      2001
                                                          -----------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $ 1,891   $ 1,361   $ 1,256   $   797   $   700
Units Outstanding.......................................      196       150       146       110        80
Variable Accumulation Unit Value........................  $  9.63   $  9.10   $  8.62   $  7.25   $  8.75
Total Return............................................      5.8%      5.6%     18.8%    (17.1%)   (11.3%)
Investment Income Ratio.................................      1.8%      1.8%      1.9%      2.6%      2.6%
SERIES II POLICIES (b)
Net Assets..............................................  $    --   $    --   $    --   $    --   $    --
Units Outstanding.......................................       --        --        --        --        --
Variable Accumulation Unit Value........................  $    --   $    --   $    --   $    --   $    --
Total Return............................................       --        --        --        --        --
Investment Income Ratio.................................       --        --        --        --        --
SERIES III POLICIES (c)
Net Assets..............................................  $    --   $    --   $    --   $    --   $    --
Units Outstanding.......................................       --        --        --        --        --
Variable Accumulation Unit Value........................  $    --   $    --   $    --   $    --   $    --
Total Return............................................       --        --        --        --        --
Investment Income Ratio.................................       --        --        --        --        --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP                            MAINSTAY VP
                     S&P 500(R) INDEX--                    SMALL CAP GROWTH--
                       INITIAL CLASS                          INITIAL CLASS
    ----------------------------------------------------   -------------------
      2005       2004       2003       2002       2001       2005       2004
------------------------------------------------------------------------------
    $119,908   $118,599   $ 93,168   $ 74,054   $ 96,969   $     --   $     --
      10,091     10,385      8,951      9,057      9,161         --         --
    $  11.88   $  11.42   $  10.41   $   8.18   $  10.59   $     --   $     --
         4.1%       9.7%      27.3%     (22.8%)    (12.7%)       --         --
         1.2%       1.8%       1.4%       1.3%       1.0%        --         --
    $    319   $    297   $    255   $     33   $     --   $     --   $     --
          26         26         24          4         --         --         --
    $  12.02   $  11.50   $  10.44   $   8.16   $     --   $     --   $     --
         4.5%      10.2%      27.9%     (18.4%)       --         --         --
         1.2%       4.5%       4.3%       9.9%        --         --         --
    $ 15,506   $ 12,742   $     --   $     --   $     --   $     34   $      6
       1,366      1,176         --         --         --          3          1
    $  11.35   $  10.83   $     --   $     --   $     --   $  10.87   $  10.45
         4.8%       8.3%        --         --         --        4.1%       4.5%
         1.2%       4.9%        --         --         --         --         --


                      MAINSTAY VP                            ALGER AMERICAN
                        VALUE--                            LEVERAGED ALLCAP--
                     INITIAL CLASS                           CLASS O SHARES
--------------------------------------------------------   -------------------
      2005       2004       2003       2002       2001       2005       2004
    --------------------------------------------------------------------------
    $  1,143   $  2,868   $      2   $      1   $      1   $     --   $     --
         100        265         --         --         --         --         --
    $  11.43   $  10.83   $   9.80   $   7.75   $   9.88   $     --   $     --
         5.5%      10.5%      26.5%     (21.6%)     (0.4%)       --         --
         0.6%       1.9%       2.4%       2.0%       1.3%        --         --
    $133,533   $126,588   $     59   $     40   $     --   $     --   $     --
       8,697      8,738          5          4         --         --         --
    $  15.35   $  14.49   $  13.05   $  10.27   $     --   $     --   $     --
         6.0%      11.0%      27.1%       2.7%        --         --         --
         1.2%       7.4%       1.6%       9.6%        --         --         --
    $  2,161   $    620   $     --   $     --   $     --   $     27   $     13
         203         62         --         --         --          2          1
    $  10.62   $  10.00   $     --   $     --   $     --   $  11.92   $  10.42
         6.2%        --         --         --         --       14.4%       4.2%
         1.5%        --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             ALGER AMERICAN
                                                                         SMALL CAPITALIZATION--
                                                                             CLASS O SHARES
                                                          ----------------------------------------------------
                                                            2005       2004       2003       2002       2001
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     19   $    230   $    199   $     98   $    100
Units Outstanding.......................................         2         25         25         17         13
Variable Accumulation Unit Value........................  $  10.73   $   9.24   $   7.99   $   5.65   $   7.71
Total Return............................................      16.1%      15.8%      41.4%     (26.7%)    (30.0%)
Investment Income Ratio.................................        --         --         --         --        0.1%
SERIES II POLICIES (b)
Net Assets..............................................  $     --   $    115   $     72   $     --   $     --
Units Outstanding.......................................        --          8          6         --         --
Variable Accumulation Unit Value........................  $     --   $  14.26   $  12.27   $     --   $     --
Total Return............................................        --       16.3%      22.7%        --         --
Investment Income Ratio.................................        --         --         --         --         --
SERIES III POLICIES (c)
Net Assets..............................................  $    189   $     59   $     --   $     --   $     --
Units Outstanding.......................................        15          6         --         --         --
Variable Accumulation Unit Value........................  $  12.38   $  10.59   $     --   $     --   $     --
Total Return............................................      16.9%       5.9%        --         --         --
Investment Income Ratio.................................        --         --         --         --         --

                                                                         DREYFUS VIF
                                                                         DEVELOPING
                                                                          LEADERS--
                                                                       INITIAL SHARES
                                                          -----------------------------------------
                                                            2005       2004       2003       2002
                                                          -----------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --
Investment Income Ratio.................................        --         --         --         --
SERIES II POLICIES (b)
Net Assets..............................................  $    256   $    178   $    198   $     34
Units Outstanding.......................................        22         16         20          4
Variable Accumulation Unit Value........................  $  11.66   $  11.05   $   9.95   $   7.57
Total Return............................................       5.5%      11.1%      31.4%     (24.3%)
Investment Income Ratio.................................        --        0.3%        --        0.1%
SERIES III POLICIES (c)
Net Assets..............................................  $     75   $     22   $     --   $     --
Units Outstanding.......................................         7          2         --         --
Variable Accumulation Unit Value........................  $  10.89   $  10.29   $     --   $     --
Total Return............................................       5.8%       2.9%        --         --
Investment Income Ratio.................................        --        0.5%        --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                          BARON
        AMERICAN         CAPITAL
      CENTURY(R) VP      ASSET--                        CALVERT                         DAVIS             DREYFUS IP
         VALUE--        INSURANCE                       SOCIAL                          VALUE         TECHNOLOGY GROWTH--
        CLASS II         SHARES                        BALANCED                       PORTFOLIO         INITIAL SHARES
    -----------------   ---------   -----------------------------------------------   ---------   ---------------------------
     2005      2004       2005       2005      2004      2003      2002      2001       2005       2005      2004      2003
    -------------------------------------------------------------------------------------------------------------------------
    $    --   $    --    $    --    $     7   $     7   $    27   $    25   $    36    $    --    $    --   $    --   $    --
         --        --         --          1         1         2         3         3         --         --        --        --
    $    --   $    --    $    --    $ 12.42   $ 11.84   $ 11.01   $  9.29   $ 10.65    $    --    $    --   $    --   $    --
         --        --         --        4.9%      7.5%     18.5%    (12.8%)    (7.6%)       --         --        --        --
         --        --         --        0.0%      1.2%      2.1%      4.7%      5.0%        --         --        --        --
    $   173   $   112    $    --    $    --   $    --   $    --   $    --   $    --    $    82    $    --   $    --   $     1
         15        10         --         --        --        --        --        --          8         --        --        --
    $ 11.44   $ 10.94    $    --    $    --   $    --   $    --   $    --   $    --    $  9.86    $    --   $  9.79   $  9.90
        4.6%      9.4%        --         --        --        --        --        --       (1.4%)       --      (1.1%)    (1.0%)
        0.7%       --         --         --        --        --        --        --       43.1%        --        --        --
    $    70   $    --    $   128    $   865   $   402   $    --   $    --   $    --    $   118    $   336   $   133   $    --
          7        --         13         76        37        --        --        --         12         33        14        --
    $ 10.41   $    --    $ 10.04    $ 11.38   $ 10.77   $    --   $    --   $    --    $  9.86    $ 10.07   $  9.70   $    --
        4.1%       --        0.4%       5.7%      7.7%       --        --        --       (1.4%)      3.8%     (3.0%)      --
        0.5%       --         --        1.5%      6.4%       --        --        --         --         --        --        --


                    FIDELITY(R) VIP                                   FIDELITY(R) VIP
                    CONTRAFUND(R)--                                   EQUITY INCOME--
                     INITIAL CLASS                                     INITIAL CLASS
    -----------------------------------------------   -----------------------------------------------
     2005      2004      2003      2002      2001      2005      2004      2003      2002      2001
    -------------------------------------------------------------------------------------------------
    $   543   $   469   $   412   $   300   $   323   $ 2,172   $ 1,873   $ 1,518   $   947   $   941
         30        30        31        27        27       165       149       134       108        89
    $ 17.92   $ 15.44   $ 13.46   $ 10.55   $ 11.72   $ 13.18   $ 12.54   $ 11.32   $  8.75   $ 10.61
       16.1%     14.7%     27.6%    (10.0%)   (12.9%)     5.1%     10.8%     29.4%    (17.5%)    (5.6%)
        0.3%      0.3%      0.5%      0.8%      0.8%      1.6%      1.6%      1.4%      1.8%      1.8%
    $ 1,994   $ 1,573   $   839   $   152   $    --   $    58   $    49   $    38   $    43   $    --
        126       116        71        17        --         4         3         3         4        --
    $ 15.86   $ 13.59   $ 11.80   $  9.21   $    --   $ 15.69   $ 14.86   $ 13.35   $ 10.27   $    --
       16.6%     15.2%     28.1%     (7.9%)      --       5.6%     11.3%     30.0%      2.7%       --
        0.3%      0.7%      0.2%       --        --       1.4%      3.8%      1.9%       --        --
    $ 3,687   $   514   $    --   $    --   $    --   $ 3,577   $ 1,737   $    --   $    --   $    --
        285        46        --        --        --       311       160        --        --        --
    $ 12.95   $ 11.08   $    --   $    --   $    --   $ 11.46   $ 10.82   $    --   $    --   $    --
       16.9%     10.8%       --        --        --       5.9%      8.2%       --        --        --
        0.1%       --        --        --        --       0.8%       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                            FIDELITY(R) VIP   FIDELITY(R) VIP
                                             FREEDOM 2010      FREEDOM 2020                  FIDELITY(R) VIP
                                              PORTFOLIO--       PORTFOLIO--                     GROWTH--
                                            INITIAL SHARES    INITIAL SHARES                  INITIAL CLASS
                                            ---------------   ---------------   -----------------------------------------
                                                 2005              2005           2005       2004       2003       2002
                                            -----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................     $     --          $     --       $     --   $     --   $     --   $     --
Units Outstanding.........................           --                --             --         --         --         --
Variable Accumulation Unit Value..........     $     --          $     --       $     --   $     --   $     --   $     --
Total Return..............................           --                --             --         --         --         --
Investment Income Ratio...................           --                --             --         --         --         --
SERIES II POLICIES (b)
Net Assets................................     $     --          $     --       $    339   $    270   $    208   $     15
Units Outstanding                                    --                --             31         26         21          2
Variable Accumulation Unit Value..........     $     --          $     --       $  10.95   $  10.38   $  10.07   $   7.60
Total Return..............................           --                --            5.5%       3.1%      32.5%     (24.0%)
Investment Income Ratio...................           --                --            0.4%       0.7%       0.1%        --
SERIES III POLICIES (c)
Net Assets................................     $    221          $     83       $  3,613   $  1,636   $     --   $     --
Units Outstanding.........................           22                 8            344        165         --         --
Variable Accumulation Unit Value..........     $  10.02          $   9.99       $  10.49   $   9.92   $     --   $     --
Total Return..............................          0.2%             (0.1%)          5.8%      (0.8%)       --         --
Investment Income Ratio...................           --                --            0.3%        --         --         --


                                                         FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                           OVERSEAS--                   VALUE STRATEGIES--
                                                          INITIAL CLASS                   SERVICE CLASS 2
                                            -----------------------------------------   -------------------
                                              2005       2004       2003       2002       2005       2004
                                            ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................        --         --         --         --         --         --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................        --         --         --         --         --         --
Investment Income Ratio...................        --         --         --         --         --         --
SERIES II POLICIES (b)
Net Assets................................  $    165   $     --   $     10   $      2   $     --   $     --
Units Outstanding.........................        11         --          1         --         --         --
Variable Accumulation Unit Value..........  $  14.53   $  14.40   $  13.23   $   9.25   $     --   $     --
Total Return..............................       0.9%       8.9%      43.0%      (7.5%)       --         --
Investment Income Ratio...................        --        3.2%       0.4%        --         --         --
SERIES III POLICIES (c)
Net Assets................................  $  4,129   $    705   $     --   $     --   $    129   $     27
Units Outstanding.........................       332         67         --         --         11          2
Variable Accumulation Unit Value..........  $  12.45   $  10.46   $     --   $     --   $  12.17   $  11.88
Total Return..............................      19.0%       4.6%        --         --        2.4%      18.8%
Investment Income Ratio...................       0.2%        --         --         --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                             FIDELITY(R) VIP
                 FIDELITY(R) VIP                               INVESTMENT                     FIDELITY(R) VIP
                   INDEX 500--                                GRADE BOND--                       MID-CAP--
                  INITIAL CLASS                               INITIAL CLASS                    INITIAL CLASS
    -----------------------------------------   -----------------------------------------   -------------------
      2005       2004       2003       2002       2005       2004       2003       2002       2005       2004
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --
    $  1,050   $    816   $    394   $     53   $  1,150   $    926   $    616   $    239   $    739   $    584
          75         61         33          6         95         78         54         22         42         39
    $  13.93   $  13.32   $  12.08   $   9.43   $  12.10   $  11.87   $  11.39   $  10.86   $  17.56   $  14.88
         4.6%      10.3%      28.1%      (5.7%)      1.9%       4.2%       4.9%       8.6%      18.0%      24.6%
         1.5%       2.8%       0.4%        --        3.5%      11.0%       2.4%        --         --         --
    $ 15,576   $  5,552   $     --   $     --   $  1,191   $    115   $     --   $     --   $  9,912   $  4,230
       1,381        516         --         --        113         11         --         --        721        365
    $  11.27   $  10.75   $     --   $     --   $  10.58   $  10.35   $     --   $     --   $  13.72   $  11.59
         4.8%       7.5%        --         --        2.2%       3.5%        --         --       18.3%      15.9%
         0.7%        --         --         --        0.9%        --         --         --         --         --


       FIDELITY(R) VIP
          MID-CAP--
        INITIAL CLASS
     -------------------
       2003       2002
     -------------------
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --
     $    276   $     18
           23          2
     $  11.95   $   8.64
         38.3%     (13.6%)
          0.1%        --
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --

                        JANUS ASPEN                            JANUS ASPEN             JANUS ASPEN
                           SERIES                                 SERIES                 SERIES
                         BALANCED--                              FORTY--            MID CAP GROWTH--
                    INSTITUTIONAL SHARES                   INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
    ----------------------------------------------------   --------------------   ---------------------
      2005       2004       2003       2002       2001             2005             2005        2004
    ---------------------------------------------------------------------------------------------------
    $ 11,800   $ 11,571   $ 10,667   $  9,237   $ 10,940         $     --         $     --    $     --
         700        736        731        717        789               --               --          --
    $  16.86   $  15.73   $  14.59   $  12.89   $  13.87         $     --         $     --    $     --
         7.2%       7.8%      13.3%      (7.1%)     (5.3%)             --               --          --
         2.3%       2.3%       2.2%       2.4%       2.8%              --               --          --
    $  1,201   $    998   $    594   $    328   $     --         $     --         $     --    $     --
          97         87         56         35         --               --               --          --
    $  12.35   $  11.47   $  10.60   $   9.32   $     --         $     --         $     --    $     --
         7.7%       8.3%      13.8%      (6.8%)       --               --               --          --
         2.4%       7.8%       2.4%       8.3%        --               --               --          --
    $  1,262   $    797   $     --   $     --   $     --         $    307         $  3,388    $    638
         110         75         --         --         --               30              269          57
    $  11.47   $  10.62   $     --   $     --   $     --         $  10.24         $  12.58    $  11.20
         7.9%       6.2%        --         --         --              2.4%            12.3%       12.0%
         1.7%       3.3%        --         --         --              0.6%              --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         JANUS ASPEN
                                                                            SERIES
                                                                      WORLDWIDE GROWTH--
                                                                     INSTITUTIONAL SHARES
                                                     ----------------------------------------------------
                                                       2005       2004       2003       2002       2001
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $    285   $    523   $    437   $    262   $    267
Units Outstanding..................................        25         48         42         31         23
Variable Accumulation Unit Value...................  $  11.39   $  10.83   $  10.41   $   8.45   $  11.43
Total Return.......................................       5.1%       4.0%      23.1%     (26.0%)    (23.0%)
Investment Income Ratio............................       1.3%       1.1%       1.1%       0.9%       0.5%
SERIES II POLICIES (b)
Net Assets.........................................  $     96   $     63   $     30   $      1   $     --
Units Outstanding..................................         9          6          3         --         --
Variable Accumulation Unit Value...................  $  10.79   $  10.21   $   9.77   $   7.90   $     --
Total Return.......................................       5.6%       4.5%      23.7%     (21.0%)       --
Investment Income Ratio............................       1.5%       3.1%       1.4%       1.5%        --
SERIES III POLICIES (c)
Net Assets.........................................  $    457   $    128   $     --   $     --   $     --
Units Outstanding..................................        44         13         --         --         --
Variable Accumulation Unit Value...................  $  10.31   $   9.74   $     --   $     --   $     --
Total Return.......................................       5.9%      (2.6%)       --         --         --
Investment Income Ratio............................       1.4%       1.4%        --         --         --

                                                           MFS(R)
                                                        NEW DISCOVERY                       MFS(R)
                                                          SERIES--                    UTILITIES SERIES--
                                                        INITIAL CLASS                    INITIAL CLASS
                                                     -------------------   -----------------------------------------
                                                       2005       2004       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --
SERIES II POLICIES (b)
Net Assets.........................................  $     --   $     --   $      8   $     --   $    224   $    169
Units Outstanding..................................        --         --          1         --         20         21
Variable Accumulation Unit Value...................  $     --   $     --   $  12.92   $  11.75   $  11.14   $   8.21
Total Return.......................................        --         --       10.0%       5.5%      35.6%     (17.9%)
Investment Income Ratio............................        --         --         --        8.2%       2.3%       3.4%
SERIES III POLICIES (c)
Net Assets.........................................  $    596   $    315   $     15   $     --   $     --   $     --
Units Outstanding..................................        57         32          1         --         --         --
Variable Accumulation Unit Value...................  $  10.46   $   9.94   $  11.49   $     --   $     --   $     --
Total Return.......................................       5.2%      (0.6%)     14.9%        --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

       LAZARD
     RETIREMENT                    LORD ABBETT
    INTERNATIONAL                  SERIES FUND                              MFS(R) INVESTORS
       EQUITY                     MID-CAP VALUE                              TRUST SERIES--
      PORTFOLIO                     PORTFOLIO                                 INITIAL CLASS
    -------------   -----------------------------------------   -----------------------------------------
        2005          2005       2004       2003       2002       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------
      $     --      $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
            --            --         --         --         --         --         --         --         --
      $     --      $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
            --            --         --         --         --         --         --         --         --
            --            --         --         --         --         --         --         --         --
      $     --      $  1,100   $  1,026   $    345   $      9   $    176   $    169   $    109   $     47
            --            68         69         29          1         13         13          9          5
      $     --      $  16.11   $  14.92   $  12.06   $   9.69   $  13.79   $  12.88   $  11.60   $   9.52
            --           8.0%      23.7%      24.4%      (3.1%)      7.0%      11.1%      21.8%      (4.8%)
            --           0.5%       1.2%       1.5%       6.9%       0.5%       1.7%       0.5%        --
      $     26      $  8,068   $  5,014   $     --   $     --   $     --   $     --   $     --   $     --
             2           644        433         --         --         --         --         --         --
      $  10.87      $  12.53   $  11.58   $     --   $     --   $     --   $     --   $     --   $     --
           8.7%          8.2%      15.8%        --         --         --         --         --         --
           1.0%          0.5%       1.1%        --         --         --         --         --         --

      MORGAN STANLEY                         MORGAN STANLEY
            UIF                                   UIF                                         MORGAN STANLEY
     EMERGING MARKETS                       EMERGING MARKETS                                        UIF
          DEBT--                                EQUITY--                                    U.S. REAL ESTATE--
          CLASS I                               CLASS I                                           CLASS I
    -------------------   ----------------------------------------------------   -----------------------------------------
      2005       2004       2005       2004       2003       2002       2001       2005       2004       2003       2002
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     40   $     29   $     31   $     20   $     23   $     --   $     --   $     --   $     --
          --         --          2          2          3          3          3         --         --         --         --
    $     --   $     --   $  17.03   $  12.81   $  10.48   $   7.05   $   7.80   $     --   $     --   $     --   $     --
          --         --       32.9%      22.3%      48.6%      (9.5%)     (7.0%)       --         --         --         --
          --         --        0.6%       0.7%        --         --         --         --         --         --         --
    $     64   $     --   $     86   $     --   $     --   $     --   $     --   $    594   $    952   $    658   $    221
           6         --          7         --         --         --         --         30         56         53         24
    $  11.33   $     --   $  12.17   $     --   $     --   $     --   $     --   $  19.67   $  16.85   $  12.38   $   9.03
        13.3%        --       21.7%        --         --         --         --       16.8%      36.1%      37.2%      (9.7%)
         6.2%        --        0.5%        --         --         --         --        1.0%       4.6%        --        5.0%
    $     16   $     --   $  1,428   $    481   $     --   $     --   $     --   $  2,628   $    809   $     --   $     --
           1         --         96         43         --         --         --        164         59         --         --
    $  12.15   $  10.82   $  14.91   $  11.14   $     --   $     --   $     --   $  16.01   $  13.67   $     --   $     --
        12.3%       8.2%      33.9%      11.4%        --         --         --       17.1%      36.7%        --         --
         6.6%      85.3%       0.3%        --         --         --         --        0.9%       1.9%        --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                          PIMCO LOW            PIMCO REAL            PIMCO TOTAL
                                                         DURATION--             RETURN--              RETURN--
                                                       ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE
                                                        CLASS SHARES          CLASS SHARES          CLASS SHARES
                                                     -------------------   -------------------   -------------------
                                                       2005       2004       2005       2004       2005       2004
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --
SERIES II POLICIES (b)
Net Assets.........................................  $    228   $    152   $    137   $     78   $    217   $     --
Units Outstanding..................................        23         15         13          8         21         --
Variable Accumulation Unit Value...................  $  10.08   $  10.00   $  10.37   $  10.18   $  10.19   $     --
Total Return.......................................       0.8%        --        1.8%       1.8%       1.9%        --
Investment Income Ratio............................       2.9%       5.5%       2.9%       4.5%       3.7%        --
SERIES III POLICIES (c)
Net Assets.........................................  $     58   $     48   $  1,237   $     24   $  8,384   $  3,027
Units Outstanding..................................         6          5        119          2        790        292
Variable Accumulation Unit Value...................  $  10.11   $  10.00   $  10.40   $  10.19   $  10.60   $  10.35
Total Return.......................................       1.0%        --        2.1%       1.9%       2.5%       3.5%
Investment Income Ratio............................       1.8%       1.9%       3.1%       1.7%       3.2%       2.1%




                                                                        T. ROWE PRICE
                                                                        EQUITY INCOME
                                                                          PORTFOLIO
                                                     ----------------------------------------------------
                                                       2005       2004       2003       2002       2001
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $    460   $    412   $    286   $    213   $    183
Units Outstanding..................................        32         29         23         21         16
Variable Accumulation Unit Value...................  $  14.56   $  14.11   $  12.36   $   9.92   $  11.50
Total Return.......................................       3.2%      14.1%      24.6%     (13.7%)      0.8%
Investment Income Ratio............................       1.5%       1.6%       1.6%       1.6%       1.5%
SERIES II POLICIES (b)
Net Assets.........................................  $  2,588   $  2,044   $  1,668   $    703   $     --
Units Outstanding..................................       207        170        159         84         --
Variable Accumulation Unit Value...................  $  12.48   $  12.04   $  10.50   $   8.39   $     --
Total Return.......................................       3.7%      14.6%      25.2%     (16.1%)       --
Investment Income Ratio............................       1.6%       4.5%       1.9%       2.1%        --
SERIES III POLICIES (c)
Net Assets.........................................  $  8,428   $  3,620   $     --   $     --   $     --
Units Outstanding..................................       727        325         --         --         --
Variable Accumulation Unit Value...................  $  11.59   $  11.15   $     --   $     --   $     --
Total Return.......................................       3.9%      11.5%        --         --         --
Investment Income Ratio............................       1.4%       2.6%        --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                          SCUDDER VIT                SCUDDER VIT
           ROYCE            ROYCE       EAFE(R) EQUITY                SMALL CAP                 T. ROWE PRICE
         MICRO-CAP        SMALL-CAP      INDEX FUND--                INDEX FUND--                 BLUE CHIP
         PORTFOLIO        PORTFOLIO     CLASS A SHARES              CLASS A SHARES            GROWTH PORTFOLIO
    -------------------   ---------   -------------------   ------------------------------   -------------------
      2005       2004       2005        2005       2004       2005       2004       2003       2005       2004
    ------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --    $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --          --         --         --         --         --         --         --
    $     --   $     --   $     --    $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --          --         --         --         --         --         --         --
          --         --         --          --         --         --         --         --         --         --
    $    156   $     84   $     --    $     --   $     --   $    188   $     73   $      1   $    241   $    201
          13          8         --          --         --         15          6         --         21         19
    $  12.25   $  11.01   $     --    $     --   $     --   $  12.67   $  12.18   $  10.37   $  11.25   $  10.65
        11.3%      10.1%        --          --         --        4.0%      17.5%       3.7%       5.7%       6.5%
         0.7%        --         --          --         --        0.7%       0.2%        --        0.1%       6.8%
    $    642   $    211   $    187    $     --   $      1   $  8,970   $  5,823   $     --   $  8,056   $  4,500
          52         19         18          --         --        766        519         --        694        411
    $  12.29   $  11.01   $  10.15    $     --   $  11.12   $  11.70   $  11.23   $     --   $  11.61   $  10.96
        11.6%      10.1%       1.5%         --       11.2%       4.3%      12.3%        --        5.9%       9.6%
         0.6%        --         --          --         --        0.5%       0.1%        --        0.1%       2.3%


    T. ROWE PRICE      T. ROWE PRICE                    T. ROWE PRICE
      INDEX 500        INTERNATIONAL                    LIMITED-TERM
      PORTFOLIO       STOCK PORTFOLIO                  BOND PORTFOLIO
    -------------   -------------------   -----------------------------------------
        2005          2005       2004       2005       2004       2003       2002
    -------------------------------------------------------------------------------
      $     --      $     --   $     --   $     --   $     --   $     --   $     --
            --            --         --         --         --         --         --
      $     --      $     --   $     --   $     --   $     --   $     --   $     --
            --            --         --         --         --         --         --
            --            --         --         --         --         --         --
      $     --      $    275   $    117   $     93   $    200   $    134   $     33
            --            21         10          9         19         13          3
      $     --      $  13.04   $  11.27   $  10.80   $  10.64   $  10.55   $  10.15
            --          15.7%      12.7%       1.5%       0.9%       4.0%       1.5%
            --           1.8%       9.9%       3.5%       9.2%       3.6%       4.5%
      $     24      $    375   $    251   $    325   $     63   $     --   $     --
             2            29         22         32          6         --         --
      $  10.57      $  12.96   $  11.17   $  10.23   $  10.05   $     --   $     --
           5.7%         16.0%      11.7%       1.8%       0.5%        --         --
           2.4%          1.3%       2.7%       3.0%       4.6%        --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                     T. ROWE PRICE         T. ROWE PRICE             VAN ECK
                                                      NEW AMERICA        PERSONAL STRATEGY          WORLDWIDE
                                                        GROWTH               BALANCED           ABSOLUTE RETURN--
                                                       PORTFOLIO             PORTFOLIO        INITIAL CLASS SHARES
                                                  -------------------   -------------------   ---------------------
                                                    2005       2004       2005       2004       2005        2004
                                                  -----------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --    $     --
Units Outstanding...............................        --         --         --         --         --          --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --    $     --
Total Return....................................        --         --         --         --         --          --
Investment Income Ratio.........................        --         --         --         --         --          --
SERIES II POLICIES (b)
Net Assets......................................  $     75   $     --   $     --   $     --   $     --    $     --
Units Outstanding...............................         7         --         --         --         --          --
Variable Accumulation Unit Value................  $  10.64   $     --   $     --   $     --   $     --    $     --
Total Return....................................       6.4%        --         --         --         --          --
Investment Income Ratio.........................        --         --         --         --         --          --
SERIES III POLICIES (c)
Net Assets......................................  $    449   $     49   $  7,790   $  5,185   $     75    $      9
Units Outstanding...............................        42          5        670        475          8           1
Variable Accumulation Unit Value................  $  10.79   $  10.32   $  11.62   $  10.92   $   9.93    $   9.91
Total Return....................................       4.5%       3.2%       6.4%       9.2%       0.2%       (0.9%)
Investment Income Ratio.........................        --        0.3%       1.6%       2.2%        --          --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Floating Rate, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income and Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500(R) Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, A I M V.I. Real Estate--Series I Shares, Alger American Leverage AllCap--Class O Shares, Alger American Small Capitalization--Class O Shares, American Century(R) VP Value--Class II, Baron Capital Assets--Insurance Shares, Calvert Social Balanced, Davis Value Portfolio, Dreyfus IP Emerging Leaders--Initial Shares, Dreyfus IP Technology Growth--Initial Shares, Dreyfus VIF Developing Leaders--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Freedom 2010--Initial Shares, Fidelity(R) VIP Freedom 2020--Initial Shares, Fidelity(R) VIP Freedom 2030--Initial Shares, Fidelity(R) VIP Growth--Initial Class, Fidelity(R) VIP Index 500--Initial Class, Fidelity(R) VIP Investment Grade Bond--Initial Class, Fidelity(R) VIP Mid Cap--Initial Class, Fidelity(R) VIP Overseas--Initial Class, Fidelity(R) VIP Value Strategies--Service Class 2, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Forty--Institutional Shares, Janus Aspen Series Mid Cap Growth--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, Lazard Retirement International Equity Portfolio, Lord Abbett Series Fund--Mid-Cap Value Portfolio, MFS(R) Investors Trust Series--Initial Class, MFS(R) New Discovery Series--Initial Class, MFS(R) Utilities Series--Initial Class, Morgan Stanley UIF Emerging Markets Debt--Class I, Morgan Stanley UIF Emerging Markets Equity--Class I, Morgan Stanley UIF U.S. Real Estate--Class I, Pimco All Asset--Administrative Class Shares, Pimco Low Duration--Administrative Class Shares, Pimco Real Return--Administrative Class Shares, Pimco Total Return--Administrative Class Shares, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, Scudder VIT Small Cap Index Fund--Class A Shares, T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio--Investment Divisions, T. Rowe Price Index 500 Portfolio, T. Rowe Price International Stock Portfolio, T. Rowe Price Limited-Term Bond Portfolio,
T. Rowe Price New America Growth Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, and Van Eck Worldwide Absolute Return--Initial Class Shares Investment Divisions (constituting the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the New York Life Insurance Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

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

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

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